UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Retirement Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund : FHBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Retirement Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914895.101    3211-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Premier Class : FFBCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914904.101    6362-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class Z : FHAHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914900.101    3216-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class M : FHALX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914898.101    3214-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Class K6 : FHRDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914903.101    3219-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Class K : FHHEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914902.101    3218-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class I : FHAJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914899.101    3215-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class C : FHAKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914897.101    3213-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class A : FHAMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$191,763,152
Number of Holdings	44
Portfolio Turnover	35%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 65.8
Domestic Equity Funds - 12.2
International Equity Funds - 11.8
Short-Term Funds - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	11.7
Fidelity Series Investment Grade Bond Fund	11.0
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Treasury Bill Index Fund	6.2
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	3.4
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	2.9
77.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914896.101    3212-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund : FFBSX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914915.101    3418-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Premier Class : FFCHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914924.101    6375-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class Z : FAXGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914920.101    3423-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class M : FAXEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914918.101    3421-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K6 : FFBQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914923.101    3426-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K : FFBKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914922.101    3425-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class I : FAXFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914919.101    3422-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class C : FAXDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914917.101    3420-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class A : FAZAX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$470,240,460
Number of Holdings	39
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914916.101    3419-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund : FHANX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914775.101    3095-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Premier Class : FFCBX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914784.101    6374-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class Z : FHJEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914780.101    3101-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class M : FHMEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914778.101    3098-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K6 : FHCDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914783.101    3107-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K : FHTDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914782.101    3105-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class I : FHKEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914779.101    3099-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class C : FHLEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914777.101    3097-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class A : FHNEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,309,529,446
Number of Holdings	40
Portfolio Turnover	9%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914776.101    3096-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund : FHAOX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914785.101    3108-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Premier Class : FFBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914794.101    6373-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class Z : FHPEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914790.101    3115-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class M : FHTEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914788.101    3113-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K6 : FHDDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914793.101    3118-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K : FHVDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914792.101    3117-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class I : FHQEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914789.101    3114-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class C : FHREX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914787.101    3111-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class A : FHUEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,406,802,882
Number of Holdings	39
Portfolio Turnover	11%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.4
International Equity Funds - 39.7
Bond Funds - 5.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914786.101    3109-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund : FHAPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914795.101    3119-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Premier Class : FFBWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.22%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914804.101    6372-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class Z : FHVEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914800.101    3124-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class M : FHYEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914798.101    3122-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K6 : FHEDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914803.101    3127-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K : FHWDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914802.101    3126-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class I : FHWEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914799.101    3123-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class C : FHXEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914797.101    3121-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class A : FHJKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,432,123,396
Number of Holdings	39
Portfolio Turnover	12%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.2
International Equity Funds - 39.7
Bond Funds - 5.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.2
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914796.101    3120-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund : FHAQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914805.101    3128-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Premier Class : FFBUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.22%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914814.101    6371-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class Z : FHBFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914810.101    3134-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class M : FHEFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.98%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914808.101    3132-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K6 : FHFDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.28%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914813.101    3137-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K : FHXDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914812.101    3136-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class I : FHCFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914809.101    3133-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class C : FHDFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914807.101    3131-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class A : FHGFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.73%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$3,903,348,117
Number of Holdings	39
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 39.6
Bond Funds - 5.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series International Value Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
82.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914806.101    3129-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund : FHARX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 26	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914815.101    3138-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Premier Class : FFBTX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914824.101    6370-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class Z : FHHFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914820.101    3143-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class M : FHOEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.97%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914818.101    3141-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K6 : FHHDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914823.101    3146-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K : FHYDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.38%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914822.101    3145-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class I : FHJFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914819.101    3142-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class C : FHZEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914817.101    3140-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class A : FHDEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,283,044,623
Number of Holdings	45
Portfolio Turnover	16%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.9
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.3
Fidelity Series Large Cap Growth Index Fund	7.3
Fidelity Series Large Cap Stock Fund	6.8
Fidelity Series International Value Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Overseas Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Value Discovery Fund	4.9
76.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914816.101    3139-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund : FHASX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 25	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914825.101    3147-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Premier Class : FFBRX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914834.101    6369-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class Z : FHSDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914830.101    3152-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class M : FHBCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 52	0.97%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914828.101    3150-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K6 : FHJDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914833.101    3155-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K : FHZDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914832.101    3154-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class I : FHGDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914829.101    3151-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class C : FHVCX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914827.101    3149-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class A : FHJGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,480,604,047
Number of Holdings	45
Portfolio Turnover	15%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.9
International Equity Funds - 30.5
Bond Funds - 29.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.2
Fidelity Series Blue Chip Growth Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	6.0
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.1
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
Fidelity Series Overseas Fund	4.9
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914826.101    3148-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund : FHATX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 25	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914835.101    3156-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Premier Class : FFBPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914844.101    6368-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class Z : FJLMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914840.101    3161-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class M : FTYJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.96%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914838.101    3159-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K6 : FHKDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 14	0.26%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914843.101    3164-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K : FHAEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 19	0.36%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914842.101    3163-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class I : FJEFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914839.101    3160-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class C : FJTMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 78	1.46%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914837.101    3158-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class A : FJAMX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.71%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$4,048,140,484
Number of Holdings	44
Portfolio Turnover	18%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.7
Domestic Equity Funds - 34.8
International Equity Funds - 27.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Blue Chip Growth Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series Investment Grade Bond Fund	6.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series International Value Fund	4.4
63.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914836.101    3157-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund : FHAUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914845.101    3165-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Premier Class : FFBNX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 11	0.20%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914854.101    6367-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class Z : FJABX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.34%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914850.101    3170-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class M : FJAGX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 50	0.94%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914848.101    3168-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K6 : FHLDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.24%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914853.101    3173-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K : FHBEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914852.101    3172-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class I : FJADX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914849.101    3169-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class C : FJAEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.44%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914847.101    3167-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class A : FJAHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.69%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$2,558,964,846
Number of Holdings	46
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 44.1
Domestic Equity Funds - 30.9
International Equity Funds - 24.5
Short-Term Funds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9.7
Fidelity Series Large Cap Value Index Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Investment Grade Securitized Fund	4.5
65.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914846.101    3166-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund : FHAVX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914855.101    3174-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Premier Class : FFBLX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914864.101    6366-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class Z : FJAIX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914860.101    3180-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class M : FJANX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.93%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914858.101    3178-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K6 : FHNDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.23%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914863.101    3183-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K : FHCEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.33%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914862.101    3182-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class I : FJAJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914859.101    3179-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class C : FJALX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.43%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914857.101    3177-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class A : FJAOX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.68%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$1,177,879,628
Number of Holdings	45
Portfolio Turnover	22%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.8
Domestic Equity Funds - 25.9
International Equity Funds - 21.1
Short-Term Funds - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	5.4
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
63.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914856.101    3176-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund : FHAWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914865.101    3184-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Premier Class : FFBJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 10	0.19%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914874.101    6365-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class Z : FJAPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914870.101    3189-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class M : FJATX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 48	0.92%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914868.101    3187-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K6 : FHODX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 12	0.22%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914873.101    3192-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K : FHEEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.32%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914872.101    3191-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class I : FJAQX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914869.101    3188-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class C : FJASX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.42%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914867.101    3186-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class A : FJAUX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.67%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$356,489,573
Number of Holdings	44
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 56.1
Domestic Equity Funds - 20.5
International Equity Funds - 17.5
Short-Term Funds - 5.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.0
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.4
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.2
66.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914866.101    3185-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund : FHAYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914875.101    3193-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Premier Class : FFBHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 9	0.18%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914884.101    6364-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class Z : FJAVX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914880.101    3198-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class M : FJAZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 47	0.91%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914878.101    3196-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K6 : FHPDX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 11	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914883.101    3201-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K : FHFEX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 16	0.31%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914882.101    3200-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class I : FJAWX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 21	0.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914879.101    3197-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class C : FJAYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.41%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914877.101    3195-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class A : FHABX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.66%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$159,740,333
Number of Holdings	44
Portfolio Turnover	24%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 62.2
Domestic Equity Funds - 15.1
International Equity Funds - 13.9
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.7
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Bond Fund	10.4
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series Investment Grade Securitized Fund	6.4
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.3
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914876.101    3194-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund : FRBYX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund	$ 26	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918275.101    7654-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K : FRBZX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.39%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918277.101    7655-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K6 : FRCFX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 15	0.27%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918279.101    7656-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class A : FRCHX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918281.101    7657-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class M : FRCJX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 53	0.97%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918283.101    7658-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class C : FRCKX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.48%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918285.101    7659-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class I : FRCLX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.47%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918287.101    7660-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class Z : FRCNX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.37%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918289.101    7661-TSRS-1125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Premier Class : FRCPX

This semi-annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 12	0.21%
Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$25,285,619
Number of Holdings	25
Portfolio Turnover	23%
What did the Fund invest in?
(as of September 30, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.8
International Equity Funds - 40.9
Bond Funds - 6.3
Short-Term Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.7
Fidelity Series Blue Chip Growth Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series International Growth Fund	7.0
Fidelity Series Overseas Fund	6.9
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Value Discovery Fund	5.2
84.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918291.101    7662-TSRS-1125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Retirement Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund
(Fidelity Freedom® Blend Retirement Fund formerly Fidelity Freedom® Blend Income Fund)

Semi-Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Blend Retirement Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Freedom® Blend Retirement Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 65.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,805,571	38,398,207
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,265	96,156
Fidelity Series Corporate Bond Fund (b)	1,429,939	13,598,717
Fidelity Series Emerging Markets Debt Fund (b)	124,796	1,045,791
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	30,554	301,564
Fidelity Series Floating Rate High Income Fund (b)	20,680	182,816
Fidelity Series Government Bond Index Fund (b)	2,451,478	22,651,660
Fidelity Series High Income Fund (b)	106,991	956,498
Fidelity Series International Developed Markets Bond Index Fund (b)	1,051,411	9,168,305
Fidelity Series Investment Grade Bond Fund (b)	2,068,549	21,099,201
Fidelity Series Investment Grade Securitized Fund (b)	1,430,097	12,999,586
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,020,963	5,574,460
Fidelity Series Real Estate Income Fund (b)	18,426	187,947
TOTAL BOND FUNDS (Cost $130,148,560)		126,260,908

Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	238,510	5,356,927
Fidelity Series Commodity Strategy Fund (b)	6,429	597,728
Fidelity Series Large Cap Growth Index Fund (b)	115,535	3,436,001
Fidelity Series Large Cap Stock Fund (b)	120,831	3,202,011
Fidelity Series Large Cap Value Index Fund (b)	355,747	6,463,926
Fidelity Series Small Cap Core Fund (b)	106,644	1,402,363
Fidelity Series Small Cap Opportunities Fund (b)	41,431	653,364
Fidelity Series Value Discovery Fund (b)	136,254	2,301,333
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,339,038)		23,413,653

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	109,635	2,101,700
Fidelity Series Emerging Markets Fund (b)	136,504	1,575,253
Fidelity Series Emerging Markets Opportunities Fund (b)	266,324	6,359,815
Fidelity Series International Growth Fund (b)	146,760	3,030,584
Fidelity Series International Index Fund (b)	76,185	1,139,728
Fidelity Series International Small Cap Fund (b)	112,616	2,287,228
Fidelity Series International Value Fund (b)	186,594	3,058,272
Fidelity Series Overseas Fund (b)	183,564	2,979,236
Fidelity Series Select International Small Cap Fund (b)	11,654	162,107
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,656,011)		22,693,923

Short-Term Funds - 7.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	321,163	3,243,743
Fidelity Series Treasury Bill Index Fund (b)	1,187,930	11,819,900
TOTAL SHORT-TERM FUNDS (Cost $15,009,006)		15,063,643

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	140,000	139,764
US Treasury Bills 0% 10/23/2025 (d)	4.29	130,000	129,679
US Treasury Bills 0% 10/30/2025 (d)	4.28	80,000	79,738
US Treasury Bills 0% 10/9/2025 (d)	4.30	160,000	159,856
TOTAL U.S. TREASURY OBLIGATIONS (Cost $508,991)			509,037

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	339,617	339,685
Fidelity Series Government Money Market Fund (b)(f)	4.23	3,503,663	3,503,663
TOTAL MONEY MARKET FUNDS (Cost $3,843,348)			3,843,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $182,504,954)	191,784,512
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,360)
NET ASSETS - 100.0%	191,763,152

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10	12/19/2025	1,392,650	(2,800)	(2,800)
ICE MSCI Emerging Markets Index Contracts (United States)	1	12/19/2025	67,985	759	759

TOTAL EQUITY CONTRACTS					(2,041)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	40	12/19/2025	4,499,375	24,167	24,167
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	13	12/19/2025	1,496,219	1,168	1,168
CBOT US Treasury Long Bond Contracts (United States)	12	12/19/2025	1,399,125	37,993	37,993

TOTAL INTEREST RATE CONTRACTS					63,328

TOTAL PURCHASED					61,287

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	11	12/19/2025	3,706,313	(51,177)	(51,177)

TOTAL FUTURES CONTRACTS					10,110
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $509,037.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	671,554	1,423,870	1,755,727	8,236	(12)	-	339,685	339,617	0.0%
Total	671,554	1,423,870	1,755,727	8,236	(12)	-	339,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,863,370	7,004,293	4,983,896	434,384	25,288	489,152	38,398,207	3,805,571
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	93,307	16,557	14,799	1,134	(33)	1,124	96,156	12,265
Fidelity Series Blue Chip Growth Fund	4,498,001	1,053,094	1,427,771	140,405	(6,762)	1,240,365	5,356,927	238,510
Fidelity Series Canada Fund	1,072,167	982,341	188,837	-	1,440	234,589	2,101,700	109,635
Fidelity Series Commodity Strategy Fund	359,989	290,499	48,979	5,276	96	(3,877)	597,728	6,429
Fidelity Series Corporate Bond Fund	13,302,169	2,320,227	2,295,771	323,031	(10,227)	282,319	13,598,717	1,429,939
Fidelity Series Emerging Markets Debt Fund	960,512	170,877	135,654	29,506	(145)	50,201	1,045,791	124,796
Fidelity Series Emerging Markets Debt Local Currency Fund	273,335	35,985	36,307	-	231	28,320	301,564	30,554
Fidelity Series Emerging Markets Fund	1,437,780	208,146	427,002	-	34,489	321,840	1,575,253	136,504
Fidelity Series Emerging Markets Opportunities Fund	5,738,631	787,843	1,517,388	-	88,243	1,262,486	6,359,815	266,324
Fidelity Series Floating Rate High Income Fund	174,594	32,932	24,665	7,226	(228)	183	182,816	20,680
Fidelity Series Government Bond Index Fund	21,559,555	4,369,850	3,407,412	416,231	6,900	122,767	22,651,660	2,451,478
Fidelity Series Government Money Market Fund	3,770,392	630,045	896,774	83,997	-	-	3,503,663	3,503,663
Fidelity Series High Income Fund	861,317	188,824	133,188	29,633	940	38,605	956,498	106,991
Fidelity Series International Developed Markets Bond Index Fund	8,723,154	1,537,696	1,204,410	84,589	(2,867)	114,732	9,168,305	1,051,411
Fidelity Series International Growth Fund	2,475,945	737,040	600,398	-	9,960	408,037	3,030,584	146,760
Fidelity Series International Index Fund	977,052	207,648	210,755	-	4,484	161,299	1,139,728	76,185
Fidelity Series International Small Cap Fund	2,371,445	41,277	596,894	-	88,197	383,203	2,287,228	112,616
Fidelity Series International Value Fund	2,732,053	654,306	874,734	-	44,813	501,834	3,058,272	186,594
Fidelity Series Investment Grade Bond Fund	20,464,779	3,707,889	3,343,584	450,549	8,281	261,836	21,099,201	2,068,549
Fidelity Series Investment Grade Securitized Fund	12,870,611	2,155,384	2,201,132	297,474	3,937	170,786	12,999,586	1,430,097
Fidelity Series Large Cap Growth Index Fund	2,863,250	612,008	829,940	4,100	2,659	788,024	3,436,001	115,535
Fidelity Series Large Cap Stock Fund	2,636,920	807,597	699,097	159,082	8,896	447,695	3,202,011	120,831
Fidelity Series Large Cap Value Index Fund	5,514,562	1,445,571	1,003,750	-	(670)	508,213	6,463,926	355,747
Fidelity Series Long-Term Treasury Bond Index Fund	5,759,652	1,115,443	1,238,563	111,677	(192,070)	129,998	5,574,460	1,020,963
Fidelity Series Overseas Fund	2,573,617	601,379	538,494	-	5,966	336,768	2,979,236	183,564
Fidelity Series Real Estate Income Fund	177,696	30,880	24,666	5,175	16	4,021	187,947	18,426
Fidelity Series Select International Small Cap Fund	32,579	110,362	6,899	-	374	25,691	162,107	11,654
Fidelity Series Short-Term Credit Fund	3,136,825	581,074	492,587	68,632	(8)	18,439	3,243,743	321,163
Fidelity Series Small Cap Core Fund	1,267,151	205,705	317,468	-	(9,498)	256,473	1,402,363	106,644
Fidelity Series Small Cap Opportunities Fund	563,349	120,148	125,520	10,221	(2,795)	98,182	653,364	41,431
Fidelity Series Treasury Bill Index Fund	10,965,420	2,326,367	1,472,608	238,066	154	567	11,819,900	1,187,930
Fidelity Series Value Discovery Fund	1,981,013	523,870	353,182	-	(1,440)	151,072	2,301,333	136,254
	178,052,192	35,613,157	31,673,124	2,900,388	108,621	8,834,944	190,935,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	126,260,908	126,260,908	-	-

Domestic Equity Funds	23,413,653	23,413,653	-	-

International Equity Funds	22,693,923	22,693,923	-	-

Short-Term Funds	15,063,643	15,063,643	-	-

U.S. Treasury Obligations	509,037	-	509,037	-

Money Market Funds	3,843,348	3,843,348	-	-
Total Investments in Securities:	191,784,512	191,275,475	509,037	-
Derivative Instruments:

Assets
Futures Contracts	64,087	64,087	-	-
Total Assets	64,087	64,087	-	-

Liabilities
Futures Contracts	(53,977)	(53,977)	-	-
Total Liabilities	(53,977)	(53,977)	-	-
Total Derivative Instruments:	10,110	10,110	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	759	(53,977)
Total Equity Risk	759	(53,977)
Interest Rate Risk
Futures Contracts (a)	63,328	-
Total Interest Rate Risk	63,328	-
Total Value of Derivatives	64,087	(53,977)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend Retirement Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $508,991)	$509,037
Fidelity Central Funds (cost $339,685)	339,685
Other affiliated issuers (cost $181,656,278)	190,935,790

Total Investment in Securities (cost $182,504,954)		$191,784,512
Cash		22,248
Receivable for investments sold		1,895,453
Receivable for fund shares sold		23,668
Distributions receivable from Fidelity Central Funds		1,410
Receivable from investment adviser for expense reductions		10,273
Total assets		193,737,564
Liabilities
Payable for investments purchased	$1,720,458
Payable for fund shares redeemed	198,663
Accrued management fee	40,583
Distribution and service plan fees payable	1,001
Payable for daily variation margin on futures contracts	13,707
Total liabilities		1,974,412
Net Assets		$191,763,152
Net Assets consist of:
Paid in capital		$189,888,207
Total accumulated earnings (loss)		1,874,945
Net Assets		$191,763,152

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,114,463 ÷ 298,412 shares)(a)		$10.44
Maximum offering price per share (100/94.25 of $10.44)		$11.08
Class M :
Net Asset Value and redemption price per share ($191,482 ÷ 18,360 shares)(a)		$10.43
Maximum offering price per share (100/96.50 of $10.43)		$10.81
Class C :
Net Asset Value and offering price per share ($333,744 ÷ 32,394 shares)(a)		$10.30
Fidelity Freedom Blend Retirement Fund :
Net Asset Value, offering price and redemption price per share ($43,450,801 ÷ 4,161,213 shares)		$10.44
Class K :
Net Asset Value, offering price and redemption price per share ($1,753,005 ÷ 167,712 shares)		$10.45
Class K6 :
Net Asset Value, offering price and redemption price per share ($96,439,007 ÷ 9,223,226 shares)		$10.46
Class I :
Net Asset Value, offering price and redemption price per share ($1,552,714 ÷ 148,553 shares)		$10.45
Class Z :
Net Asset Value, offering price and redemption price per share ($1,658,642 ÷ 158,734 shares)		$10.45
Premier Class :
Net Asset Value, offering price and redemption price per share ($43,269,294 ÷ 4,141,509 shares)		$10.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,624,152
Interest		12,103
Income from Fidelity Central Funds		8,236
Total income		2,644,491
Expenses
Management fee	$237,419
Distribution and service plan fees	5,806
Independent trustees' fees and expenses	209
Miscellaneous	106
Total expenses before reductions	243,540
Expense reductions	(316)
Total expenses after reductions		243,224
Net Investment income (loss)		2,401,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(85)
Fidelity Central Funds	(12)
Other affiliated issuers	108,621
Futures contracts	(179,914)
Capital gain distributions from underlying funds:
Affiliated issuers	276,236
Total net realized gain (loss)		204,846
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	58
Affiliated issuers	8,834,944
Futures contracts	(24,022)
Total change in net unrealized appreciation (depreciation)		8,810,980
Net gain (loss)		9,015,826
Net increase (decrease) in net assets resulting from operations		$11,417,093
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,401,267	$4,212,834
Net realized gain (loss)	204,846	(905)
Change in net unrealized appreciation (depreciation)	8,810,980	3,031,081
Net increase (decrease) in net assets resulting from operations	11,417,093	7,243,010
Distributions to shareholders	(2,369,194)	(4,055,070)

Share transactions - net increase (decrease)	3,651,432	81,286,431
Total increase (decrease) in net assets	12,699,331	84,474,371

Net Assets
Beginning of period	179,063,821	94,589,450
End of period	$191,763,152	$179,063,821

Financial Highlights
Fidelity Advisor Freedom® Blend Retirement Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.73	$9.49	$10.39	$10.92	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.11	.26	.26	.30	.20	.07
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.33)	1.12
Total from investment operations	.61	.47	.50	(.49)	(.13)	1.19
Distributions from net investment income	(.11)	(.26)	(.26)	(.29)	(.21)	(.08)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.11)	(.26)	(.26)	(.41) C	(.40)	(.25)
Net asset value, end of period	$10.44	$9.94	$9.73	$9.49	$10.39	$10.92
Total Return D,E,F	6.18%	4.94%	5.34%	(4.59)%	(1.30)%	11.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.67%	.66%	.66%	.71%	.71%
Expenses net of fee waivers, if any	.66 % I	.66%	.66%	.66%	.71%	.71%
Expenses net of all reductions, if any	.66% I	.66%	.66%	.66%	.71%	.71%
Net investment income (loss)	2.21% I	2.64%	2.72%	3.17%	1.79%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$3,114	$3,031	$2,893	$2,927	$2,623	$1,423
Portfolio turnover rate J	35 % I	39% K	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.72	$9.48	$10.38	$10.92	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.10	.24	.23	.28	.17	.05
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.32)	1.11
Total from investment operations	.60	.45	.47	(.51)	(.15)	1.16
Distributions from net investment income	(.10)	(.24)	(.23)	(.26)	(.20)	(.05)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.10)	(.24)	(.23)	(.39)	(.39)	(.22)
Net asset value, end of period	$10.43	$9.93	$9.72	$9.48	$10.38	$10.92
Total Return C,D,E	6.06%	4.68%	5.05%	(4.86)%	(1.51)%	11.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.92%	.91%	.91%	.96%	.96%
Expenses net of fee waivers, if any	.91 % H	.91%	.91%	.91%	.96%	.96%
Expenses net of all reductions, if any	.91% H	.91%	.91%	.91%	.96%	.96%
Net investment income (loss)	1.96% H	2.39%	2.47%	2.92%	1.54%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$191	$181	$138	$118	$139	$195
Portfolio turnover rate I	35 % H	39% J	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$9.60	$9.37	$10.27	$10.85	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.07	.18	.18	.23	.11	(.01)
Net realized and unrealized gain (loss)	.50	.22	.23	(.78)	(.31)	1.11
Total from investment operations	.57	.40	.41	(.55)	(.20)	1.10
Distributions from net investment income	(.08)	(.19)	(.18)	(.22)	(.18)	(.03)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.08)	(.19)	(.18)	(.35)	(.38) C	(.20)
Net asset value, end of period	$10.30	$9.81	$9.60	$9.37	$10.27	$10.85
Total Return D,E,F	5.79%	4.17%	4.46%	(5.28)%	(2.04)%	11.10%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.41% I	1.42%	1.41%	1.41%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41 % I	1.41%	1.41%	1.41%	1.46%	1.46%
Expenses net of all reductions, if any	1.41% I	1.41%	1.41%	1.41%	1.46%	1.46%
Net investment income (loss)	1.46% I	1.89%	1.97%	2.42%	1.04%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$334	$322	$326	$357	$518	$711
Portfolio turnover rate J	35 % I	39% K	40%	42%	62%	49%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.74	$9.51	$10.41	$10.93	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.50	.21	.23	(.79)	(.31)	1.12
Total from investment operations	.62	.49	.51	(.46)	(.09)	1.22
Distributions from net investment income	(.12)	(.29)	(.28)	(.31)	(.23)	(.10)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.12)	(.29)	(.28)	(.44)	(.43) C	(.27)
Net asset value, end of period	$10.44	$9.94	$9.74	$9.51	$10.41	$10.93
Total Return D,E	6.32%	5.14%	5.49%	(4.35)%	(1.01)%	12.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.43% I	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.41 % H	.42% I	.41%	.41%	.46%	.46%
Expenses net of all reductions, if any	.41% H	.42% I	.41%	.41%	.46%	.46%
Net investment income (loss)	2.46% H	2.88%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$43,451	$46,825	$3,788	$4,705	$5,424	$5,977
Portfolio turnover rate J	35 % H	39% K	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.29	.33	.23	.11
Net realized and unrealized gain (loss)	.50	.21	.23	(.78)	(.32)	1.12
Total from investment operations	.63	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.13)	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.13)	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41	$10.94
Total Return C,D	6.34%	5.33%	5.60%	(4.23)%	(.99)%	12.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31% G	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31 % G	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions, if any	.31% G	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.56% G	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,753	$3,232	$2,773	$2,739	$1,069	$564
Portfolio turnover rate H	35 % G	39% I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.75	$9.51	$10.42	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.14	.32	.30	.35	.25	.12
Net realized and unrealized gain (loss)	.49	.20	.24	(.80)	(.32)	1.12
Total from investment operations	.63	.52	.54	(.45)	(.07)	1.24
Distributions from net investment income	(.13)	(.31)	(.30)	(.33)	(.26)	(.12)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.13)	(.31)	(.30)	(.46)	(.45)	(.29)
Net asset value, end of period	$10.46	$9.96	$9.75	$9.51	$10.42	$10.94
Total Return C,D	6.42%	5.43%	5.81%	(4.25)%	(.81)%	12.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21% G	.22%	.21%	.21%	.26%	.26%
Expenses net of fee waivers, if any	.21 % G	.21%	.21%	.21%	.26%	.26%
Expenses net of all reductions, if any	.21% G	.21%	.21%	.21%	.26%	.26%
Net investment income (loss)	2.66% G	3.28%	3.17%	3.62%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$96,439	$84,663	$46,688	$38,656	$35,899	$51,220
Portfolio turnover rate H	35 % G	39% I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.50	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.13	.29	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.49	.21	.24	(.80)	(.32)	1.13
Total from investment operations	.62	.50	.52	(.47)	(.10)	1.23
Distributions from net investment income	(.12)	(.29)	(.28)	(.31)	(.24)	(.11)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.12)	(.29)	(.28)	(.44)	(.43)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.50	$10.41	$10.94
Total Return C,D	6.31%	5.21%	5.56%	(4.43)%	(1.06)%	12.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41% G	.42%	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.41 % G	.41%	.41%	.41%	.46%	.46%
Expenses net of all reductions, if any	.41% G	.41%	.41%	.41%	.46%	.46%
Net investment income (loss)	2.46% G	2.89%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,553	$1,497	$1,323	$2,296	$2,512	$749
Portfolio turnover rate H	35 % G	39% I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.13	.30	.29	.34	.23	.11
Net realized and unrealized gain (loss)	.50	.21	.23	(.79)	(.32)	1.12
Total from investment operations	.63	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.13)	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	-	-	-	(.13)	(.19)	(.17)
Total distributions	(.13)	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41	$10.94
Total Return C,D	6.36%	5.33%	5.60%	(4.23)%	(.97)%	12.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31% G	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31 % G	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions, if any	.31% G	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.56% G	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,659	$1,596	$1,413	$989	$1,180	$1,026
Portfolio turnover rate H	35 % G	39% I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.14	.31	.30	.35	.37
Net realized and unrealized gain (loss)	.50	.21	.24	(.79)	(.52)
Total from investment operations	.64	.52	.54	(.44)	(.15)
Distributions from net investment income	(.14)	(.31)	(.31)	(.33)	(.26)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.14)	(.31)	(.31)	(.46)	(.45)
Net asset value, end of period	$10.45	$9.95	$9.74	$9.51	$10.41
Total Return D,E	6.44%	5.47%	5.75%	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.18% H	.20%	.19%	.19%	.24% H
Expenses net of fee waivers, if any	.18 % H	.19%	.19%	.19%	.24% H
Expenses net of all reductions, if any	.18% H	.19%	.19%	.19%	.24% H
Net investment income (loss)	2.70% H	3.11%	3.19%	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$43,269	$37,718	$23,171	$21,456	$23,501
Portfolio turnover rate I	35 % H	39% J	40%	42%	62%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 62.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,640,172	26,639,340
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	331,279	2,597,231
Fidelity Series Corporate Bond Fund (b)	1,127,364	10,721,236
Fidelity Series Emerging Markets Debt Fund (b)	103,362	866,174
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	23,943	236,322
Fidelity Series Floating Rate High Income Fund (b)	17,171	151,787
Fidelity Series Government Bond Index Fund (b)	1,932,743	17,858,542
Fidelity Series High Income Fund (b)	91,189	815,234
Fidelity Series International Developed Markets Bond Index Fund (b)	873,191	7,614,224
Fidelity Series Investment Grade Bond Fund (b)	1,630,846	16,634,627
Fidelity Series Investment Grade Securitized Fund (b)	1,127,490	10,248,880
Fidelity Series Long-Term Treasury Bond Index Fund (b)	894,231	4,882,500
Fidelity Series Real Estate Income Fund (b)	15,305	156,116
TOTAL BOND FUNDS (Cost $102,545,340)		99,422,213

Domestic Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	248,792	5,587,874
Fidelity Series Commodity Strategy Fund (b)	4,770	443,502
Fidelity Series Large Cap Growth Index Fund (b)	120,719	3,590,197
Fidelity Series Large Cap Stock Fund (b)	124,972	3,311,753
Fidelity Series Large Cap Value Index Fund (b)	368,952	6,703,853
Fidelity Series Small Cap Core Fund (b)	111,716	1,469,062
Fidelity Series Small Cap Opportunities Fund (b)	43,943	692,985
Fidelity Series Value Discovery Fund (b)	140,595	2,374,650
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,534,074)		24,173,876

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	103,508	1,984,257
Fidelity Series Emerging Markets Fund (b)	130,303	1,503,693
Fidelity Series Emerging Markets Opportunities Fund (b)	255,304	6,096,671
Fidelity Series International Growth Fund (b)	151,069	3,119,567
Fidelity Series International Index Fund (b)	78,635	1,176,374
Fidelity Series International Small Cap Fund (b)	97,938	1,989,112
Fidelity Series International Value Fund (b)	191,191	3,133,618
Fidelity Series Overseas Fund (b)	189,961	3,083,065
Fidelity Series Select International Small Cap Fund (b)	9,029	125,589
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,779,347)		22,211,946

Short-Term Funds - 6.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	218,605	2,207,912
Fidelity Series Treasury Bill Index Fund (b)	823,968	8,198,484
TOTAL SHORT-TERM FUNDS (Cost $10,381,838)		10,406,396

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	60,000	59,899
US Treasury Bills 0% 10/23/2025 (d)	4.29	140,000	139,655
US Treasury Bills 0% 10/30/2025 (d)	4.28	60,000	59,804
US Treasury Bills 0% 10/9/2025 (d)	4.30	60,000	59,946
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	100,000	99,356
TOTAL U.S. TREASURY OBLIGATIONS (Cost $418,612)			418,660

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	250,062	250,112
Fidelity Series Government Money Market Fund (b)(f)	4.23	2,883,158	2,883,158
TOTAL MONEY MARKET FUNDS (Cost $3,133,270)			3,133,270

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $149,792,481)	159,766,361
NET OTHER ASSETS (LIABILITIES) - 0.0%	(26,028)
NET ASSETS - 100.0%	159,740,333

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	12/19/2025	1,114,120	(2,416)	(2,416)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	33	12/19/2025	3,711,984	19,937	19,937
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	11	12/19/2025	1,266,031	1,070	1,070
CBOT US Treasury Long Bond Contracts (United States)	10	12/19/2025	1,165,938	31,661	31,661

TOTAL INTEREST RATE CONTRACTS					52,668

TOTAL PURCHASED					50,252

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	9	12/19/2025	3,032,438	(41,872)	(41,872)

TOTAL FUTURES CONTRACTS					8,380
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $418,660.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	394,669	1,363,983	1,508,529	5,490	(11)	-	250,112	250,062	0.0%
Total	394,669	1,363,983	1,508,529	5,490	(11)	-	250,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,649,409	3,832,412	2,192,807	296,265	5,486	344,840	26,639,340	2,640,172
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,917,313	193,748	540,866	33,584	(97,982)	125,018	2,597,231	331,279
Fidelity Series Blue Chip Growth Fund	5,083,276	528,664	1,397,300	146,492	18,974	1,354,260	5,587,874	248,792
Fidelity Series Canada Fund	1,237,637	642,527	143,868	-	327	247,634	1,984,257	103,508
Fidelity Series Commodity Strategy Fund	307,762	166,052	27,217	4,250	489	(3,584)	443,502	4,770
Fidelity Series Corporate Bond Fund	10,628,404	1,080,528	1,201,251	254,015	(19,593)	233,148	10,721,236	1,127,364
Fidelity Series Emerging Markets Debt Fund	824,089	75,380	74,906	24,722	(996)	42,607	866,174	103,362
Fidelity Series Emerging Markets Debt Local Currency Fund	230,881	12,895	31,267	-	(1,280)	25,093	236,322	23,943
Fidelity Series Emerging Markets Fund	1,456,809	79,938	380,954	-	43,500	304,400	1,503,693	130,303
Fidelity Series Emerging Markets Opportunities Fund	5,830,766	326,424	1,385,953	-	136,248	1,189,186	6,096,671	255,304
Fidelity Series Floating Rate High Income Fund	150,178	15,281	13,619	6,070	(125)	72	151,787	17,171
Fidelity Series Government Bond Index Fund	17,226,202	2,321,398	1,791,197	327,216	(79,583)	181,722	17,858,542	1,932,743
Fidelity Series Government Money Market Fund	2,684,951	441,858	243,651	59,452	-	-	2,883,158	2,883,158
Fidelity Series High Income Fund	778,184	75,771	73,544	26,034	(1,006)	35,829	815,234	91,189
Fidelity Series International Developed Markets Bond Index Fund	7,504,810	612,579	599,012	71,329	(6,819)	102,666	7,614,224	873,191
Fidelity Series International Growth Fund	2,804,595	369,828	504,182	-	15,509	433,817	3,119,567	151,069
Fidelity Series International Index Fund	1,100,479	80,277	183,918	-	8,908	170,628	1,176,374	78,635
Fidelity Series International Small Cap Fund	2,073,178	15,050	499,139	-	61,970	338,053	1,989,112	97,938
Fidelity Series International Value Fund	3,086,290	231,638	766,341	-	60,700	521,331	3,133,618	191,191
Fidelity Series Investment Grade Bond Fund	16,351,395	1,779,293	1,708,295	354,289	(59,031)	271,265	16,634,627	1,630,846
Fidelity Series Investment Grade Securitized Fund	10,283,617	958,975	1,130,012	233,967	(34,969)	171,269	10,248,880	1,127,490
Fidelity Series Large Cap Growth Index Fund	3,222,659	259,670	767,045	4,579	12,264	862,649	3,590,197	120,719
Fidelity Series Large Cap Stock Fund	2,965,129	483,660	649,390	171,364	15,068	497,286	3,311,753	124,972
Fidelity Series Large Cap Value Index Fund	6,246,457	741,677	843,726	-	(13,004)	572,449	6,703,853	368,952
Fidelity Series Long-Term Treasury Bond Index Fund	5,199,605	566,941	828,634	98,248	(60,754)	5,342	4,882,500	894,231
Fidelity Series Overseas Fund	2,890,785	284,755	468,067	-	13,395	362,197	3,083,065	189,961
Fidelity Series Real Estate Income Fund	152,840	13,606	13,619	4,412	(18)	3,307	156,116	15,305
Fidelity Series Select International Small Cap Fund	27,867	91,649	15,370	-	1,186	20,257	125,589	9,029
Fidelity Series Short-Term Credit Fund	2,222,574	202,818	230,286	47,340	(51)	12,857	2,207,912	218,605
Fidelity Series Small Cap Core Fund	1,449,939	101,398	354,934	-	(17,989)	290,648	1,469,062	111,716
Fidelity Series Small Cap Opportunities Fund	648,065	57,003	119,153	11,670	(3,795)	110,865	692,985	43,943
Fidelity Series Treasury Bill Index Fund	7,799,177	1,307,457	908,623	168,525	(445)	918	8,198,484	823,968
Fidelity Series Value Discovery Fund	2,271,568	251,841	312,862	-	(2,810)	166,913	2,374,650	140,595
	152,306,890	18,202,991	20,401,008	2,343,823	(6,226)	8,994,942	159,097,589

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	99,422,213	99,422,213	-	-

Domestic Equity Funds	24,173,876	24,173,876	-	-

International Equity Funds	22,211,946	22,211,946	-	-

Short-Term Funds	10,406,396	10,406,396	-	-

U.S. Treasury Obligations	418,660	-	418,660	-

Money Market Funds	3,133,270	3,133,270	-	-
Total Investments in Securities:	159,766,361	159,347,701	418,660	-
Derivative Instruments:

Assets
Futures Contracts	52,668	52,668	-	-
Total Assets	52,668	52,668	-	-

Liabilities
Futures Contracts	(44,288)	(44,288)	-	-
Total Liabilities	(44,288)	(44,288)	-	-
Total Derivative Instruments:	8,380	8,380	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(44,288)
Total Equity Risk	-	(44,288)
Interest Rate Risk
Futures Contracts (a)	52,668	-
Total Interest Rate Risk	52,668	-
Total Value of Derivatives	52,668	(44,288)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $418,612)	$418,660
Fidelity Central Funds (cost $250,112)	250,112
Other affiliated issuers (cost $149,123,757)	159,097,589

Total Investment in Securities (cost $149,792,481)		$159,766,361
Cash		17,874
Receivable for investments sold		1,160,782
Receivable for fund shares sold		71,020
Distributions receivable from Fidelity Central Funds		1,064
Receivable from investment adviser for expense reductions		3,253
Total assets		161,020,354
Liabilities
Payable for investments purchased	$1,150,244
Payable for fund shares redeemed	81,558
Accrued management fee	36,845
Distribution and service plan fees payable	397
Payable for daily variation margin on futures contracts	10,977
Total liabilities		1,280,021
Net Assets		$159,740,333
Net Assets consist of:
Paid in capital		$151,518,207
Total accumulated earnings (loss)		8,222,126
Net Assets		$159,740,333

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($400,107 ÷ 36,918 shares)(a)		$10.84
Maximum offering price per share (100/94.25 of $10.84)		$11.50
Class M :
Net Asset Value and redemption price per share ($334,355 ÷ 30,860 shares)(a)		$10.83
Maximum offering price per share (100/96.50 of $10.83)		$11.22
Class C :
Net Asset Value and offering price per share ($211,086 ÷ 19,742 shares)(a)		$10.69
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($58,275,955 ÷ 5,373,097 shares)		$10.85
Class K :
Net Asset Value, offering price and redemption price per share ($3,503,641 ÷ 321,479 shares)		$10.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($57,235,681 ÷ 5,241,425 shares)		$10.92
Class I :
Net Asset Value, offering price and redemption price per share ($850,652 ÷ 78,247 shares)		$10.87
Class Z :
Net Asset Value, offering price and redemption price per share ($114,159 ÷ 10,430 shares)		$10.95
Premier Class :
Net Asset Value, offering price and redemption price per share ($38,814,697 ÷ 3,560,703 shares)		$10.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,050,087
Interest		10,160
Income from Fidelity Central Funds		5,490
Total income		2,065,737
Expenses
Management fee	$216,116
Distribution and service plan fees	2,389
Independent trustees' fees and expenses	177
Miscellaneous	30
Total expenses before reductions	218,712
Expense reductions	(250)
Total expenses after reductions		218,462
Net Investment income (loss)		1,847,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(72)
Fidelity Central Funds	(11)
Other affiliated issuers	(6,226)
Futures contracts	(250,844)
Capital gain distributions from underlying funds:
Affiliated issuers	293,736
Total net realized gain (loss)		36,583
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	62
Affiliated issuers	8,994,942
Futures contracts	14,050
Total change in net unrealized appreciation (depreciation)		9,009,054
Net gain (loss)		9,045,637
Net increase (decrease) in net assets resulting from operations		$10,892,912
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,847,275	$2,954,418
Net realized gain (loss)	36,583	(23,770)
Change in net unrealized appreciation (depreciation)	9,009,054	1,839,790
Net increase (decrease) in net assets resulting from operations	10,892,912	4,770,438
Distributions to shareholders	(394,316)	(2,692,971)

Share transactions - net increase (decrease)	(3,795,777)	65,605,828
Total increase (decrease) in net assets	6,702,819	67,683,295

Net Assets
Beginning of period	153,037,514	85,354,219
End of period	$159,740,333	$153,037,514

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.88	$9.46	$10.50	$11.19	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.24	.28	.18	.08
Net realized and unrealized gain (loss)	.62	.24	.41	(.87)	(.23)	1.83
Total from investment operations	.73	.49	.65	(.59)	(.05)	1.91
Distributions from net investment income	(.02)	(.24)	(.23)	(.28)	(.22)	(.11)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.24)	(.23)	(.45)	(.64)	(.37)
Net asset value, end of period	$10.84	$10.13	$9.88	$9.46	$10.50	$11.19
Total Return D,E,F	7.17%	5.01%	6.90%	(5.52)%	(.71)%	19.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.66%	.66%	.66%	.72%	.72%
Expenses net of fee waivers, if any	.66 % I	.66%	.66%	.66%	.72%	.72%
Expenses net of all reductions, if any	.66% I	.66%	.66%	.66%	.72%	.72%
Net investment income (loss)	2.02% I	2.47%	2.55%	2.98%	1.57%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$400	$473	$606	$601	$694	$931
Portfolio turnover rate J	24 % I	35% K	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.90	$9.48	$10.51	$11.19	$9.63
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.22	.26	.15	.05
Net realized and unrealized gain (loss)	.62	.24	.41	(.88)	(.23)	1.84
Total from investment operations	.71	.46	.63	(.62)	(.08)	1.89
Distributions from net investment income	(.01)	(.23)	(.21)	(.24)	(.19)	(.07)
Distributions from net realized gain	-	-	- C	(.17)	(.41)	(.26)
Total distributions	(.01)	(.23)	(.21)	(.41)	(.60)	(.33)
Net asset value, end of period	$10.83	$10.13	$9.90	$9.48	$10.51	$11.19
Total Return D,E,F	6.99%	4.67%	6.69%	(5.79)%	(.93)%	19.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.91%	.91%	.91%	.97%	.97%
Expenses net of fee waivers, if any	.91 % I	.91%	.91%	.91%	.97%	.97%
Expenses net of all reductions, if any	.91% I	.91%	.91%	.91%	.97%	.97%
Net investment income (loss)	1.77% I	2.22%	2.31%	2.73%	1.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$334	$315	$305	$278	$359	$379
Portfolio turnover rate J	24 % I	35% K	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.78	$9.38	$10.41	$11.13	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.07	.17	.17	.21	.09	- C
Net realized and unrealized gain (loss)	.60	.24	.40	(.86)	(.22)	1.82
Total from investment operations	.67	.41	.57	(.65)	(.13)	1.82
Distributions from net investment income	- C	(.17)	(.17)	(.21)	(.18)	(.05)
Distributions from net realized gain	-	-	- C	(.17)	(.41)	(.25)
Total distributions	- C	(.17)	(.17)	(.38)	(.59)	(.30)
Net asset value, end of period	$10.69	$10.02	$9.78	$9.38	$10.41	$11.13
Total Return D,E,F	6.72%	4.17%	6.09%	(6.20)%	(1.39)%	19.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.41% I	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of fee waivers, if any	1.41 % I	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of all reductions, if any	1.41% I	1.41%	1.41%	1.41%	1.47%	1.47%
Net investment income (loss)	1.26% I	1.72%	1.80%	2.23%	.82%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$211	$214	$222	$225	$288	$240
Portfolio turnover rate J	24 % I	35% K	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.90	$9.48	$10.52	$11.21	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.12	.26	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.62	.26	.41	(.88)	(.22)	1.83
Total from investment operations	.74	.52	.68	(.57)	(.02)	1.94
Distributions from net investment income	(.03)	(.28)	(.25)	(.30)	(.25)	(.12)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.28)	(.26) D	(.47)	(.67)	(.38)
Net asset value, end of period	$10.85	$10.14	$9.90	$9.48	$10.52	$11.21
Total Return E,F	7.29%	5.28%	7.19%	(5.31)%	(.42)%	20.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.41% I	.42% J	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.41 % I	.42% J	.41%	.41%	.47%	.47%
Expenses net of all reductions, if any	.41% I	.42% J	.41%	.41%	.47%	.47%
Net investment income (loss)	2.27% I	2.71%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$58,276	$59,543	$5,193	$5,467	$5,344	$4,499
Portfolio turnover rate K	24 % I	35% L	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.23	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.28	.32	.22	.12
Net realized and unrealized gain (loss)	.62	.24	.40	(.88)	(.22)	1.84
Total from investment operations	.74	.53	.68	(.56)	-	1.96
Distributions from net investment income	(.02)	(.29)	(.26)	(.30)	(.26)	(.13)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.29)	(.26)	(.47)	(.68)	(.39)
Net asset value, end of period	$10.90	$10.18	$9.94	$9.52	$10.55	$11.23
Total Return D,E	7.32%	5.38%	7.23%	(5.20)%	(.28)%	20.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31% H	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31 % H	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions, if any	.31% H	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.37% H	2.82%	2.90%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,504	$3,286	$3,361	$2,799	$6,843	$7,725
Portfolio turnover rate I	24 % H	35% J	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.96	$9.54	$10.57	$11.25	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.13	.32	.29	.33	.23	.13
Net realized and unrealized gain (loss)	.62	.22	.40	(.87)	(.23)	1.85
Total from investment operations	.75	.54	.69	(.54)	-	1.98
Distributions from net investment income	(.03)	(.30)	(.27)	(.32)	(.26)	(.14)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.30)	(.27)	(.49)	(.68)	(.40)
Net asset value, end of period	$10.92	$10.20	$9.96	$9.54	$10.57	$11.25
Total Return D,E	7.34%	5.49%	7.33%	(5.01)%	(.27)%	20.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.21% H	.21%	.21%	.21%	.27%	.27%
Expenses net of fee waivers, if any	.21 % H	.21%	.21%	.21%	.27%	.27%
Expenses net of all reductions, if any	.21% H	.21%	.21%	.21%	.27%	.27%
Net investment income (loss)	2.47% H	3.11%	3.00%	3.43%	2.02%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$57,236	$54,569	$35,537	$31,108	$35,745	$64,959
Portfolio turnover rate I	24 % H	35% J	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$9.92	$9.50	$10.52	$11.22	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.61	.24	.40	(.87)	(.22)	1.83
Total from investment operations	.73	.52	.67	(.56)	(.02)	1.94
Distributions from net investment income	(.02)	(.28)	(.25)	(.29)	(.26)	(.12)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.02)	(.28)	(.25)	(.46)	(.68)	(.38)
Net asset value, end of period	$10.87	$10.16	$9.92	$9.50	$10.52	$11.22
Total Return D,E	7.22%	5.29%	7.15%	(5.24)%	(.45)%	20.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41% H	.41%	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.41 % H	.41%	.41%	.41%	.47%	.47%
Expenses net of all reductions, if any	.41% H	.41%	.41%	.41%	.47%	.47%
Net investment income (loss)	2.27% H	2.72%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$851	$791	$729	$705	$1,156	$914
Portfolio turnover rate I	24 % H	35% J	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$9.98	$9.51	$10.56	$11.25	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.28	.31	.22	.12
Net realized and unrealized gain (loss)	.64	.24	.40	(.87)	(.23)	1.84
Total from investment operations	.76	.53	.68	(.56)	(.01)	1.96
Distributions from net investment income	(.03)	(.29)	(.21)	(.33)	(.26)	(.13)
Distributions from net realized gain	-	-	- C	(.17)	(.42)	(.26)
Total distributions	(.03)	(.29)	(.21)	(.49) D	(.68)	(.39)
Net asset value, end of period	$10.95	$10.22	$9.98	$9.51	$10.56	$11.25
Total Return E,F	7.31%	5.36%	7.24%	(5.15)%	(.38)%	20.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.31% I	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31 % I	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions, if any	.31% I	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.37% I	2.82%	2.91%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$106	$94	$730	$144	$247
Portfolio turnover rate J	24 % I	35% K	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.13	.30	.29	.33	.39
Net realized and unrealized gain (loss)	.62	.24	.40	(.87)	(.50)
Total from investment operations	.75	.54	.69	(.54)	(.11)
Distributions from net investment income	(.03)	(.30)	(.27)	(.32)	(.28)
Distributions from net realized gain	-	-	- D	(.17)	(.42)
Total distributions	(.03)	(.30)	(.27)	(.49)	(.70)
Net asset value, end of period	$10.90	$10.18	$9.94	$9.52	$10.55
Total Return E,F	7.37%	5.51%	7.35%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18% I	.19%	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.18 % I	.19%	.19%	.19%	.25% I
Expenses net of all reductions, if any	.18% I	.19%	.19%	.19%	.25% I
Net investment income (loss)	2.50% I	2.94%	3.02%	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$38,815	$33,739	$30,363	$31,366	$32,687
Portfolio turnover rate J	24 % I	35% K	28%	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 56.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,885,972	39,209,455
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,922,731	15,074,212
Fidelity Series Corporate Bond Fund (b)	2,274,592	21,631,374
Fidelity Series Emerging Markets Debt Fund (b)	226,284	1,896,259
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	56,702	559,647
Fidelity Series Floating Rate High Income Fund (b)	37,036	327,399
Fidelity Series Government Bond Index Fund (b)	3,892,343	35,965,253
Fidelity Series High Income Fund (b)	210,440	1,881,330
Fidelity Series International Developed Markets Bond Index Fund (b)	1,956,143	17,057,565
Fidelity Series Investment Grade Bond Fund (b)	3,283,161	33,488,238
Fidelity Series Investment Grade Securitized Fund (b)	2,274,674	20,676,788
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,158,241	11,783,996
Fidelity Series Real Estate Income Fund (b)	33,651	343,245
TOTAL BOND FUNDS (Cost $210,564,039)		199,894,761

Domestic Equity Funds - 20.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	752,713	16,905,930
Fidelity Series Commodity Strategy Fund (b)	10,261	954,002
Fidelity Series Large Cap Growth Index Fund (b)	365,235	10,862,088
Fidelity Series Large Cap Stock Fund (b)	382,097	10,125,563
Fidelity Series Large Cap Value Index Fund (b)	1,122,050	20,387,643
Fidelity Series Small Cap Core Fund (b)	339,330	4,462,191
Fidelity Series Small Cap Opportunities Fund (b)	133,516	2,105,551
Fidelity Series Value Discovery Fund (b)	431,618	7,290,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,321,151)		73,093,002

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	286,799	5,497,946
Fidelity Series Emerging Markets Fund (b)	357,408	4,124,493
Fidelity Series Emerging Markets Opportunities Fund (b)	698,579	16,682,074
Fidelity Series International Growth Fund (b)	447,760	9,246,236
Fidelity Series International Index Fund (b)	233,457	3,492,523
Fidelity Series International Small Cap Fund (b)	218,517	4,438,088
Fidelity Series International Value Fund (b)	566,850	9,290,669
Fidelity Series Overseas Fund (b)	567,362	9,208,292
Fidelity Series Select International Small Cap Fund (b)	20,161	280,442
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,112,670)		62,260,763

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	282,744	2,855,711
Fidelity Series Treasury Bill Index Fund (b)	1,282,577	12,761,638
TOTAL SHORT-TERM FUNDS (Cost $15,582,882)		15,617,349

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	190,000	189,679
US Treasury Bills 0% 10/23/2025 (d)	4.29	360,000	359,114
US Treasury Bills 0% 10/30/2025 (d)	4.28	200,000	199,347
US Treasury Bills 0% 10/9/2025	4.30	30,000	29,972
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	140,000	139,098
TOTAL U.S. TREASURY OBLIGATIONS (Cost $917,100)			917,210

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	557,895	558,007
Fidelity Series Government Money Market Fund (b)(f)	4.23	4,213,295	4,213,295
TOTAL MONEY MARKET FUNDS (Cost $4,771,302)			4,771,302

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $325,269,144)	356,554,387
NET OTHER ASSETS (LIABILITIES) - 0.0%	(64,814)
NET ASSETS - 100.0%	356,489,573

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	17	12/19/2025	2,367,505	(5,532)	(5,532)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	74	12/19/2025	8,323,844	44,708	44,708
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	25	12/19/2025	2,877,344	2,910	2,910
CBOT US Treasury Long Bond Contracts (United States)	23	12/19/2025	2,681,656	72,820	72,820

TOTAL INTEREST RATE CONTRACTS					120,438

TOTAL PURCHASED					114,906

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	21	12/19/2025	7,075,688	(97,701)	(97,701)

TOTAL FUTURES CONTRACTS					17,205
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $827,339.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	993,675	3,411,813	3,847,465	13,278	(16)	-	558,007	557,895	0.0%
Total	993,675	3,411,813	3,847,465	13,278	(16)	-	558,007

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,637,027	6,733,387	2,680,612	429,618	16,014	503,639	39,209,455	3,885,972
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,954,573	1,135,637	1,199,073	180,351	(188,400)	371,475	15,074,212	1,922,731
Fidelity Series Blue Chip Growth Fund	15,105,017	1,477,506	3,911,052	450,038	67,375	4,167,084	16,905,930	752,713
Fidelity Series Canada Fund	3,615,048	1,470,062	322,947	-	4,720	731,063	5,497,946	286,799
Fidelity Series Commodity Strategy Fund	662,679	346,964	49,850	9,681	456	(6,247)	954,002	10,261
Fidelity Series Corporate Bond Fund	20,577,822	2,480,793	1,872,036	506,873	15,894	428,901	21,631,374	2,274,592
Fidelity Series Emerging Markets Debt Fund	1,764,480	177,584	138,731	54,257	1,794	91,132	1,896,259	226,284
Fidelity Series Emerging Markets Debt Local Currency Fund	509,792	31,393	35,313	-	(1,157)	54,932	559,647	56,702
Fidelity Series Emerging Markets Fund	3,829,361	252,304	909,102	-	107,444	844,486	4,124,493	357,408
Fidelity Series Emerging Markets Opportunities Fund	15,326,786	1,034,031	3,303,789	-	308,939	3,316,107	16,682,074	698,579
Fidelity Series Floating Rate High Income Fund	317,050	35,553	25,223	13,130	(29)	48	327,399	37,036
Fidelity Series Government Bond Index Fund	33,351,744	5,176,520	2,783,333	653,118	12,789	207,533	35,965,253	3,892,343
Fidelity Series Government Money Market Fund	3,933,831	603,699	324,235	90,319	-	-	4,213,295	4,213,295
Fidelity Series High Income Fund	1,695,772	242,596	136,209	58,512	(2,627)	81,798	1,881,330	210,440
Fidelity Series International Developed Markets Bond Index Fund	16,224,828	1,942,386	1,322,913	157,064	4,495	208,769	17,057,565	1,956,143
Fidelity Series International Growth Fund	8,134,489	1,036,762	1,257,151	-	46,462	1,285,674	9,246,236	447,760
Fidelity Series International Index Fund	3,214,382	268,254	528,855	-	30,419	508,323	3,492,523	233,457
Fidelity Series International Small Cap Fund	4,481,168	18,859	944,691	-	126,088	756,664	4,438,088	218,517
Fidelity Series International Value Fund	9,084,241	645,018	2,176,494	-	195,561	1,542,343	9,290,669	566,850
Fidelity Series Investment Grade Bond Fund	31,658,212	4,008,285	2,623,717	707,370	13,894	431,564	33,488,238	3,283,161
Fidelity Series Investment Grade Securitized Fund	19,910,375	2,248,481	1,769,205	466,974	759	286,378	20,676,788	2,274,674
Fidelity Series Large Cap Growth Index Fund	9,595,068	695,018	2,121,849	14,193	100,380	2,593,471	10,862,088	365,235
Fidelity Series Large Cap Stock Fund	8,832,404	1,438,559	1,733,235	526,530	60,344	1,527,491	10,125,563	382,097
Fidelity Series Large Cap Value Index Fund	18,533,016	2,122,833	2,015,360	-	3,076	1,744,078	20,387,643	1,122,050
Fidelity Series Long-Term Treasury Bond Index Fund	12,076,264	1,489,391	1,672,058	234,082	(211,647)	102,046	11,783,996	2,158,241
Fidelity Series Overseas Fund	8,444,469	680,679	1,029,766	-	31,033	1,081,877	9,208,292	567,362
Fidelity Series Real Estate Income Fund	329,941	31,830	25,977	9,729	338	7,113	343,245	33,651
Fidelity Series Select International Small Cap Fund	59,959	251,135	82,811	-	7,056	45,103	280,442	20,161
Fidelity Series Short-Term Credit Fund	2,808,679	312,553	282,536	61,516	(2)	17,017	2,855,711	282,744
Fidelity Series Small Cap Core Fund	4,305,499	289,375	978,549	-	(27,515)	873,381	4,462,191	339,330
Fidelity Series Small Cap Opportunities Fund	1,909,172	158,555	293,169	35,863	(4,415)	335,408	2,105,551	133,516
Fidelity Series Treasury Bill Index Fund	11,157,845	2,432,331	829,589	248,885	10	1,041	12,761,638	1,282,577
Fidelity Series Value Discovery Fund	6,702,781	735,751	662,843	-	(3,145)	517,490	7,290,034	431,618
	327,743,774	42,004,084	40,042,273	4,908,103	716,403	24,657,182	355,079,170

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	199,894,761	199,894,761	-	-

Domestic Equity Funds	73,093,002	73,093,002	-	-

International Equity Funds	62,260,763	62,260,763	-	-

Short-Term Funds	15,617,349	15,617,349	-	-

U.S. Treasury Obligations	917,210	-	917,210	-

Money Market Funds	4,771,302	4,771,302	-	-
Total Investments in Securities:	356,554,387	355,637,177	917,210	-
Derivative Instruments:

Assets
Futures Contracts	120,438	120,438	-	-
Total Assets	120,438	120,438	-	-

Liabilities
Futures Contracts	(103,233)	(103,233)	-	-
Total Liabilities	(103,233)	(103,233)	-	-
Total Derivative Instruments:	17,205	17,205	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(103,233)
Total Equity Risk	-	(103,233)
Interest Rate Risk
Futures Contracts (a)	120,438	-
Total Interest Rate Risk	120,438	-
Total Value of Derivatives	120,438	(103,233)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $917,100)	$917,210
Fidelity Central Funds (cost $558,007)	558,007
Other affiliated issuers (cost $323,794,037)	355,079,170

Total Investment in Securities (cost $325,269,144)		$356,554,387
Cash		38,248
Receivable for investments sold		2,133,602
Receivable for fund shares sold		65,510
Distributions receivable from Fidelity Central Funds		2,434
Receivable from investment adviser for expense reductions		4,818
Total assets		358,798,999
Liabilities
Payable for investments purchased	$1,832,822
Payable for fund shares redeemed	366,279
Accrued management fee	82,182
Distribution and service plan fees payable	1,302
Payable for daily variation margin on futures contracts	26,841
Total liabilities		2,309,426
Net Assets		$356,489,573
Net Assets consist of:
Paid in capital		$327,891,809
Total accumulated earnings (loss)		28,597,764
Net Assets		$356,489,573

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,758,297 ÷ 247,303 shares)(a)		$11.15
Maximum offering price per share (100/94.25 of $11.15)		$11.83
Class M :
Net Asset Value and redemption price per share ($673,021 ÷ 60,319 shares)(a)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C :
Net Asset Value and offering price per share ($538,333 ÷ 49,042 shares)(a)		$10.98
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($107,341,534 ÷ 9,589,042 shares)		$11.19
Class K :
Net Asset Value, offering price and redemption price per share ($6,343,330 ÷ 564,816 shares)		$11.23
Class K6 :
Net Asset Value, offering price and redemption price per share ($136,822,285 ÷ 12,140,544 shares)		$11.27
Class I :
Net Asset Value, offering price and redemption price per share ($5,446,879 ÷ 486,308 shares)		$11.20
Class Z :
Net Asset Value, offering price and redemption price per share ($207,158 ÷ 18,422 shares)		$11.25
Premier Class :
Net Asset Value, offering price and redemption price per share ($96,358,736 ÷ 8,570,237 shares)		$11.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,005,635
Interest		21,985
Income from Fidelity Central Funds		13,278
Total income		4,040,898
Expenses
Management fee	$477,564
Distribution and service plan fees	7,646
Independent trustees' fees and expenses	390
Miscellaneous	47
Total expenses before reductions	485,647
Expense reductions	(166)
Total expenses after reductions		485,481
Net Investment income (loss)		3,555,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(185)
Fidelity Central Funds	(16)
Other affiliated issuers	716,403
Futures contracts	(481,943)
Capital gain distributions from underlying funds:
Affiliated issuers	902,468
Total net realized gain (loss)		1,136,727
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	138
Affiliated issuers	24,657,182
Futures contracts	813
Total change in net unrealized appreciation (depreciation)		24,658,133
Net gain (loss)		25,794,860
Net increase (decrease) in net assets resulting from operations		$29,350,277
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,555,417	$6,833,970
Net realized gain (loss)	1,136,727	1,425,860
Change in net unrealized appreciation (depreciation)	24,658,133	2,985,264
Net increase (decrease) in net assets resulting from operations	29,350,277	11,245,094
Distributions to shareholders	(904,411)	(6,340,323)

Share transactions - net increase (decrease)	(1,414,201)	109,189,314
Total increase (decrease) in net assets	27,031,665	114,094,085

Net Assets
Beginning of period	329,457,908	215,363,823
End of period	$356,489,573	$329,457,908

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.03	$9.46	$10.61	$11.36	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.09	.24	.23	.27	.18	.08
Net realized and unrealized gain (loss)	.80	.26	.58	(.93)	(.17)	2.28
Total from investment operations	.89	.50	.81	(.66)	.01	2.36
Distributions from net investment income	(.02)	(.25)	(.23)	(.26)	(.24)	(.11)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.02)	(.25)	(.24)	(.49) C	(.76)	(.43) C
Net asset value, end of period	$11.15	$10.28	$10.03	$9.46	$10.61	$11.36
Total Return D,E,F	8.63%	4.99%	8.58%	(6.15)%	(.22)%	25.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.67%	.67%	.68%	.73%	.73%
Expenses net of fee waivers, if any	.67 % I	.67%	.67%	.68%	.73%	.73%
Expenses net of all reductions, if any	.67% I	.67%	.67%	.68%	.73%	.73%
Net investment income (loss)	1.69% I	2.35%	2.41%	2.85%	1.54%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,758	$2,598	$1,983	$1,032	$701	$626
Portfolio turnover rate J	23 % I	30% K	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.03	$9.44	$10.61	$11.35	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.08	.22	.21	.24	.15	.06
Net realized and unrealized gain (loss)	.80	.25	.58	(.94)	(.16)	2.27
Total from investment operations	.88	.47	.79	(.70)	(.01)	2.33
Distributions from net investment income	(.01)	(.21)	(.19)	(.25)	(.21)	(.09)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.01)	(.21)	(.20)	(.47)	(.73)	(.42)
Net asset value, end of period	$11.16	$10.29	$10.03	$9.44	$10.61	$11.35
Total Return C,D,E	8.56%	4.69%	8.38%	(6.49)%	(.40)%	24.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92% H	.92%	.92%	.93%	.98%	.98%
Expenses net of fee waivers, if any	.92 % H	.92%	.92%	.93%	.98%	.98%
Expenses net of all reductions, if any	.92% H	.92%	.92%	.93%	.98%	.98%
Net investment income (loss)	1.44% H	2.10%	2.16%	2.60%	1.29%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$673	$639	$658	$808	$627	$696
Portfolio turnover rate I	23 % H	30% J	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.88	$9.35	$10.51	$11.28	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.05	.16	.16	.20	.09	- C
Net realized and unrealized gain (loss)	.79	.26	.56	(.93)	(.16)	2.26
Total from investment operations	.84	.42	.72	(.73)	(.07)	2.26
Distributions from net investment income	-	(.16)	(.18)	(.20)	(.18)	(.05)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	-	(.16)	(.19)	(.43) D	(.70)	(.37) D
Net asset value, end of period	$10.98	$10.14	$9.88	$9.35	$10.51	$11.28
Total Return E,F,G	8.28%	4.22%	7.75%	(6.91)%	(.94)%	24.28%
Ratios to Average Net Assets A,H,I
Expenses before reductions	1.42% J	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of fee waivers, if any	1.42 % J	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of all reductions, if any	1.42% J	1.42%	1.42%	1.43%	1.48%	1.48%
Net investment income (loss)	.94% J	1.60%	1.66%	2.10%	.79%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$538	$656	$834	$552	$606	$763
Portfolio turnover rate K	23 % J	30% L	24%	32%	47%	43%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.37	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.10	.26	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.80	.26	.58	(.93)	(.16)	2.27
Total from investment operations	.90	.52	.84	(.64)	.04	2.38
Distributions from net investment income	(.03)	(.26)	(.25)	(.29)	(.26)	(.13)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.26)	(.26)	(.51)	(.78)	(.45) C
Net asset value, end of period	$11.19	$10.32	$10.06	$9.48	$10.63	$11.37
Total Return D,E	8.73%	5.23%	8.90%	(5.91)%	.03%	25.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.43% I	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.42 % H	.43% I	.42%	.43%	.48%	.48%
Expenses net of all reductions, if any	.42% H	.43% I	.42%	.43%	.48%	.48%
Net investment income (loss)	1.94% H	2.59%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$107,342	$102,890	$12,473	$13,357	$13,189	$11,995
Portfolio turnover rate J	23 % H	30% K	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$10.08	$9.50	$10.66	$11.40	$9.45
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.81	.25	.58	(.95)	(.17)	2.29
Total from investment operations	.92	.53	.85	(.64)	.05	2.41
Distributions from net investment income	(.03)	(.27)	(.26)	(.29)	(.28)	(.13)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.27)	(.27)	(.52) C	(.79) C	(.46)
Net asset value, end of period	$11.23	$10.34	$10.08	$9.50	$10.66	$11.40
Total Return D,E	8.88%	5.32%	9.00%	(5.91)%	.16%	25.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions, if any	.32% H	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.04% H	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$6,343	$5,265	$5,910	$5,071	$7,338	$5,237
Portfolio turnover rate I	23 % H	30% J	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.12	$9.53	$10.69	$11.41	$9.47
Income from Investment Operations
Net investment income (loss) A,B	.11	.31	.28	.32	.23	.13
Net realized and unrealized gain (loss)	.81	.23	.59	(.95)	(.16)	2.28
Total from investment operations	.92	.54	.87	(.63)	.07	2.41
Distributions from net investment income	(.03)	(.28)	(.27)	(.31)	(.27)	(.14)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.28)	(.28)	(.53)	(.79)	(.47)
Net asset value, end of period	$11.27	$10.38	$10.12	$9.53	$10.69	$11.41
Total Return C,D	8.88%	5.43%	9.18%	(5.79)%	.28%	25.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.22% G	.22%	.22%	.23%	.28%	.28%
Expenses net of fee waivers, if any	.22 % G	.22%	.22%	.23%	.28%	.28%
Expenses net of all reductions, if any	.22% G	.22%	.22%	.23%	.28%	.28%
Net investment income (loss)	2.14% G	2.96%	2.86%	3.30%	1.99%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$136,822	$121,502	$88,865	$79,892	$85,899	$208,674
Portfolio turnover rate H	23 % G	30% I	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.38	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.80	.25	.58	(.93)	(.17)	2.28
Total from investment operations	.90	.52	.84	(.64)	.03	2.39
Distributions from net investment income	(.02)	(.26)	(.25)	(.28)	(.26)	(.12)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.02)	(.26)	(.26)	(.51) C	(.78)	(.45)
Net asset value, end of period	$11.20	$10.32	$10.06	$9.48	$10.63	$11.38
Total Return D,E	8.78%	5.24%	8.90%	(5.93)%	(.03)%	25.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.42 % H	.42%	.42%	.43%	.48%	.48%
Expenses net of all reductions, if any	.42% H	.42%	.42%	.43%	.48%	.48%
Net investment income (loss)	1.94% H	2.60%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,447	$4,992	$4,604	$4,891	$5,025	$5,420
Portfolio turnover rate I	23 % H	30% J	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.10	$9.52	$10.68	$11.42	$9.47
Income from Investment Operations
Net investment income (loss) A,B	.11	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.82	.24	.58	(.95)	(.17)	2.29
Total from investment operations	.93	.52	.85	(.64)	.05	2.41
Distributions from net investment income	(.03)	(.27)	(.27)	(.30)	(.27)	(.13)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.03)	(.27)	(.27) C	(.52)	(.79)	(.46)
Net asset value, end of period	$11.25	$10.35	$10.10	$9.52	$10.68	$11.42
Total Return D,E	8.97%	5.23%	9.03%	(5.88)%	.13%	25.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32% H	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32 % H	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions, if any	.32% H	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.04% H	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$207	$242	$219	$117	$125	$124
Portfolio turnover rate I	23 % H	30% J	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.09	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.12	.29	.28	.32	.40
Net realized and unrealized gain (loss)	.80	.26	.58	(.95)	(.47)
Total from investment operations	.92	.55	.86	(.63)	(.07)
Distributions from net investment income	(.03)	(.29)	(.27)	(.31)	(.30)
Distributions from net realized gain	-	-	(.01)	(.22)	(.52)
Total distributions	(.03)	(.29)	(.28)	(.53)	(.81) D
Net asset value, end of period	$11.24	$10.35	$10.09	$9.51	$10.67
Total Return E,F	8.90%	5.46%	9.11%	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I	.20%	.20%	.20%	.25% I
Expenses net of fee waivers, if any	.19 % I	.20%	.20%	.20%	.25% I
Expenses net of all reductions, if any	.19% I	.20%	.20%	.20%	.25% I
Net investment income (loss)	2.17% I	2.82%	2.88%	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$96,359	$90,673	$85,861	$87,785	$110,493
Portfolio turnover rate J	23 % I	30% K	24%	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 49.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,353,159	64,103,377
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,183,748	79,840,584
Fidelity Series Corporate Bond Fund (b)	6,679,725	63,524,187
Fidelity Series Emerging Markets Debt Fund (b)	729,090	6,109,775
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	184,606	1,822,065
Fidelity Series Floating Rate High Income Fund (b)	118,838	1,050,532
Fidelity Series Government Bond Index Fund (b)	11,462,499	105,913,488
Fidelity Series High Income Fund (b)	670,286	5,992,358
Fidelity Series International Developed Markets Bond Index Fund (b)	6,462,410	56,352,216
Fidelity Series Investment Grade Bond Fund (b)	9,671,130	98,645,526
Fidelity Series Investment Grade Securitized Fund (b)	6,679,738	60,718,816
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,646,425	41,749,478
Fidelity Series Real Estate Income Fund (b)	109,438	1,116,271
TOTAL BOND FUNDS (Cost $623,286,112)		586,938,673

Domestic Equity Funds - 25.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,148,980	70,726,095
Fidelity Series Commodity Strategy Fund (b)	32,595	3,030,391
Fidelity Series Large Cap Growth Index Fund (b)	1,527,968	45,441,779
Fidelity Series Large Cap Stock Fund (b)	1,598,498	42,360,189
Fidelity Series Large Cap Value Index Fund (b)	4,694,079	85,291,416
Fidelity Series Small Cap Core Fund (b)	1,419,615	18,667,936
Fidelity Series Small Cap Opportunities Fund (b)	558,567	8,808,600
Fidelity Series Value Discovery Fund (b)	1,805,667	30,497,721
TOTAL DOMESTIC EQUITY FUNDS (Cost $204,767,798)		304,824,127

International Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,143,931	21,929,158
Fidelity Series Emerging Markets Fund (b)	1,402,897	16,189,429
Fidelity Series Emerging Markets Opportunities Fund (b)	2,747,072	65,600,070
Fidelity Series International Growth Fund (b)	1,854,848	38,302,620
Fidelity Series International Index Fund (b)	967,095	14,467,738
Fidelity Series International Small Cap Fund (b)	721,857	14,660,906
Fidelity Series International Value Fund (b)	2,345,514	38,442,982
Fidelity Series Overseas Fund (b)	2,353,000	38,189,184
Fidelity Series Select International Small Cap Fund (b)	66,572	926,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $172,475,402)		248,708,104

Short-Term Funds - 2.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	356,825	3,603,936
Fidelity Series Treasury Bill Index Fund (b)	2,231,162	22,200,067
TOTAL SHORT-TERM FUNDS (Cost $25,725,479)		25,804,003

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	610,000	608,970
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,150,000	1,147,170
US Treasury Bills 0% 10/30/2025 (d)	4.28	670,000	667,812
US Treasury Bills 0% 10/9/2025	4.30	260,000	259,764
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	370,000	367,616
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,050,979)			3,051,332

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	1,760,962	1,761,314
Fidelity Series Government Money Market Fund (b)(f)	4.23	7,134,706	7,134,706
TOTAL MONEY MARKET FUNDS (Cost $8,896,020)			8,896,020

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,038,201,790)	1,178,222,259
NET OTHER ASSETS (LIABILITIES) - 0.0%	(342,631)
NET ASSETS - 100.0%	1,177,879,628

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	54	12/19/2025	7,520,310	(17,279)	(17,279)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	244	12/19/2025	27,446,188	147,416	147,416
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	82	12/19/2025	9,437,688	8,936	8,936
CBOT US Treasury Long Bond Contracts (United States)	75	12/19/2025	8,744,531	237,458	237,458

TOTAL INTEREST RATE CONTRACTS					393,810

TOTAL PURCHASED					376,531

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	70	12/19/2025	23,585,625	(316,326)	(316,326)
ICE MSCI Emerging Markets Index Contracts (United States)	4	12/19/2025	271,940	58	58

TOTAL SOLD					(316,268)

TOTAL FUTURES CONTRACTS					60,263
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,606,880.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,138	12,297,093	13,976,859	43,746	(59)	1	1,761,314	1,760,962	0.0%
Total	3,441,138	12,297,093	13,976,859	43,746	(59)	1	1,761,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	54,470,142	14,716,306	5,904,695	687,091	31,201	790,423	64,103,377	6,353,159
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	80,305,010	6,908,759	8,309,423	973,810	(434,606)	1,370,844	79,840,584	10,183,748
Fidelity Series Blue Chip Growth Fund	65,495,073	5,299,485	18,244,550	1,898,399	540,496	17,635,591	70,726,095	3,148,980
Fidelity Series Canada Fund	15,516,908	5,024,824	1,693,512	-	29,948	3,050,990	21,929,158	1,143,931
Fidelity Series Commodity Strategy Fund	2,252,217	1,034,881	234,380	30,752	6,400	(28,727)	3,030,391	32,595
Fidelity Series Corporate Bond Fund	62,134,979	7,476,312	7,376,619	1,507,743	(138,960)	1,428,475	63,524,187	6,679,725
Fidelity Series Emerging Markets Debt Fund	5,944,558	509,421	646,949	178,925	(19,174)	321,919	6,109,775	729,090
Fidelity Series Emerging Markets Debt Local Currency Fund	1,723,916	84,126	164,678	-	(6,835)	185,536	1,822,065	184,606
Fidelity Series Emerging Markets Fund	15,390,241	785,918	3,748,014	-	395,547	3,365,737	16,189,429	1,402,897
Fidelity Series Emerging Markets Opportunities Fund	61,599,955	3,064,733	13,383,131	-	1,292,516	13,025,997	65,600,070	2,747,072
Fidelity Series Floating Rate High Income Fund	1,065,089	103,260	117,627	43,169	(1,322)	1,132	1,050,532	118,838
Fidelity Series Government Bond Index Fund	100,705,641	15,601,932	11,013,850	1,944,961	(409,846)	1,029,611	105,913,488	11,462,499
Fidelity Series Government Money Market Fund	6,533,374	1,296,520	695,188	152,446	-	-	7,134,706	7,134,706
Fidelity Series High Income Fund	5,843,201	520,770	635,187	196,282	(5,084)	268,658	5,992,358	670,286
Fidelity Series International Developed Markets Bond Index Fund	55,404,141	6,037,852	5,781,476	534,172	(160,338)	852,037	56,352,216	6,462,410
Fidelity Series International Growth Fund	35,235,641	3,569,698	6,101,049	-	294,229	5,304,101	38,302,620	1,854,848
Fidelity Series International Index Fund	13,796,452	911,584	2,508,802	-	165,382	2,103,122	14,467,738	967,095
Fidelity Series International Small Cap Fund	15,315,150	2,503	3,638,590	-	478,883	2,502,960	14,660,906	721,857
Fidelity Series International Value Fund	39,252,749	2,147,889	10,308,583	-	1,001,557	6,349,370	38,442,982	2,345,514
Fidelity Series Investment Grade Bond Fund	95,591,930	12,468,456	10,699,662	2,104,466	(376,355)	1,661,157	98,645,526	9,671,130
Fidelity Series Investment Grade Securitized Fund	60,119,155	6,769,209	6,995,689	1,389,001	(487,092)	1,313,233	60,718,816	6,679,738
Fidelity Series Large Cap Growth Index Fund	41,662,936	2,263,044	10,019,304	61,395	594,472	10,940,631	45,441,779	1,527,968
Fidelity Series Large Cap Stock Fund	38,364,173	4,813,973	7,552,901	2,256,950	206,198	6,528,746	42,360,189	1,598,498
Fidelity Series Large Cap Value Index Fund	80,345,458	7,025,844	9,459,926	-	20,535	7,359,505	85,291,416	4,694,079
Fidelity Series Long-Term Treasury Bond Index Fund	43,927,793	4,906,820	6,644,399	837,913	(2,034,794)	1,594,058	41,749,478	7,646,425
Fidelity Series Overseas Fund	36,242,673	2,485,632	5,230,219	-	199,791	4,491,307	38,189,184	2,353,000
Fidelity Series Real Estate Income Fund	1,121,323	90,459	120,048	32,188	1,584	22,953	1,116,271	109,438
Fidelity Series Select International Small Cap Fund	203,715	665,982	104,477	-	11,452	149,345	926,017	66,572
Fidelity Series Short-Term Credit Fund	3,822,565	415,241	655,637	81,054	646	21,121	3,603,936	356,825
Fidelity Series Small Cap Core Fund	18,671,560	904,011	4,523,122	-	(137,404)	3,752,891	18,667,936	1,419,615
Fidelity Series Small Cap Opportunities Fund	8,272,652	550,151	1,435,704	152,027	25,327	1,396,174	8,808,600	558,567
Fidelity Series Treasury Bill Index Fund	18,197,765	5,940,940	1,941,334	419,936	419	2,277	22,200,067	2,231,162
Fidelity Series Value Discovery Fund	29,032,074	2,491,272	3,204,514	-	(1,167)	2,180,056	30,497,721	1,805,667
	1,113,560,209	126,887,807	169,093,239	15,482,680	1,083,606	100,971,230	1,173,409,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	586,938,673	586,938,673	-	-

Domestic Equity Funds	304,824,127	304,824,127	-	-

International Equity Funds	248,708,104	248,708,104	-	-

Short-Term Funds	25,804,003	25,804,003	-	-

U.S. Treasury Obligations	3,051,332	-	3,051,332	-

Money Market Funds	8,896,020	8,896,020	-	-
Total Investments in Securities:	1,178,222,259	1,175,170,927	3,051,332	-
Derivative Instruments:

Assets
Futures Contracts	393,868	393,868	-	-
Total Assets	393,868	393,868	-	-

Liabilities
Futures Contracts	(333,605)	(333,605)	-	-
Total Liabilities	(333,605)	(333,605)	-	-
Total Derivative Instruments:	60,263	60,263	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	58	(333,605)
Total Equity Risk	58	(333,605)
Interest Rate Risk
Futures Contracts (a)	393,810	-
Total Interest Rate Risk	393,810	-
Total Value of Derivatives	393,868	(333,605)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,050,979)	$3,051,332
Fidelity Central Funds (cost $1,761,314)	1,761,314
Other affiliated issuers (cost $1,033,389,497)	1,173,409,613

Total Investment in Securities (cost $1,038,201,790)		$1,178,222,259
Receivable for investments sold		7,736,072
Receivable for fund shares sold		520,192
Distributions receivable from Fidelity Central Funds		7,444
Receivable from investment adviser for expense reductions		10,184
Total assets		1,186,496,151
Liabilities
Payable for investments purchased	$7,298,212
Payable for fund shares redeemed	958,032
Accrued management fee	273,960
Distribution and service plan fees payable	2,889
Payable for daily variation margin on futures contracts	83,430
Total liabilities		8,616,523
Net Assets		$1,177,879,628
Net Assets consist of:
Paid in capital		$1,040,341,918
Total accumulated earnings (loss)		137,537,710
Net Assets		$1,177,879,628

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,828,406 ÷ 497,968 shares)(a)		$11.70
Maximum offering price per share (100/94.25 of $11.70)		$12.41
Class M :
Net Asset Value and redemption price per share ($1,078,092 ÷ 92,235 shares)(a)		$11.69
Maximum offering price per share (100/96.50 of $11.69)		$12.11
Class C :
Net Asset Value and offering price per share ($1,503,701 ÷ 130,520 shares)(a)		$11.52
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($338,408,889 ÷ 28,838,490 shares)		$11.73
Class K :
Net Asset Value, offering price and redemption price per share ($25,171,411 ÷ 2,134,868 shares)		$11.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($477,023,651 ÷ 40,301,071 shares)		$11.84
Class I :
Net Asset Value, offering price and redemption price per share ($5,223,680 ÷ 443,821 shares)		$11.77
Class Z :
Net Asset Value, offering price and redemption price per share ($1,480,339 ÷ 125,489 shares)		$11.80
Premier Class :
Net Asset Value, offering price and redemption price per share ($322,161,459 ÷ 27,271,724 shares)		$11.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,643,907
Interest		71,792
Income from Fidelity Central Funds		43,746
Total income		11,759,445
Expenses
Management fee	$1,617,118
Distribution and service plan fees	16,791
Independent trustees' fees and expenses	1,314
Miscellaneous	107
Total expenses before reductions	1,635,330
Expense reductions	(131)
Total expenses after reductions		1,635,199
Net Investment income (loss)		10,124,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(604)
Fidelity Central Funds	(59)
Other affiliated issuers	1,083,606
Futures contracts	(1,587,206)
Capital gain distributions from underlying funds:
Affiliated issuers	3,838,773
Total net realized gain (loss)		3,334,510
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	444
Fidelity Central Funds	1
Other affiliated issuers	100,971,230
Futures contracts	(35,012)
Total change in net unrealized appreciation (depreciation)		100,936,663
Net gain (loss)		104,271,173
Net increase (decrease) in net assets resulting from operations		$114,395,419
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,124,246	$22,712,340
Net realized gain (loss)	3,334,510	7,700,245
Change in net unrealized appreciation (depreciation)	100,936,663	8,168,485
Net increase (decrease) in net assets resulting from operations	114,395,419	38,581,070
Distributions to shareholders	(2,497,534)	(21,147,161)

Share transactions - net increase (decrease)	(53,403,919)	338,160,413
Total increase (decrease) in net assets	58,493,966	355,594,322

Net Assets
Beginning of period	1,119,385,662	763,791,340
End of period	$1,177,879,628	$1,119,385,662

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.35	$9.59	$10.86	$11.61	$9.30
Income from Investment Operations
Net investment income (loss) A,B	.08	.23	.22	.26	.18	.09
Net realized and unrealized gain (loss)	1.00	.28	.77	(1.02)	(.12)	2.70
Total from investment operations	1.08	.51	.99	(.76)	.06	2.79
Distributions from net investment income	(.01)	(.23)	(.22)	(.26)	(.25)	(.11)
Distributions from net realized gain	-	-	(.01)	(.25)	(.56)	(.37)
Total distributions	(.01)	(.23)	(.23)	(.51)	(.81)	(.48)
Net asset value, end of period	$11.70	$10.63	$10.35	$9.59	$10.86	$11.61
Total Return C,D,E	10.18%	4.91%	10.40%	(6.92)%	.19%	30.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.68%	.69%	.69%	.74%	.74%
Expenses net of fee waivers, if any	.68 % H	.68%	.69%	.69%	.74%	.74%
Expenses net of all reductions, if any	.68% H	.68%	.69%	.69%	.74%	.74%
Net investment income (loss)	1.37% H	2.18%	2.22%	2.67%	1.50%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$5,828	$6,274	$6,917	$6,154	$5,800	$3,303
Portfolio turnover rate I	22 % H	29% J	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.34	$9.59	$10.85	$11.60	$9.29
Income from Investment Operations
Net investment income (loss) A,B	.06	.21	.19	.23	.15	.06
Net realized and unrealized gain (loss)	1.01	.28	.76	(1.01)	(.12)	2.71
Total from investment operations	1.07	.49	.95	(.78)	.03	2.77
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.22)	(.10)
Distributions from net realized gain	-	-	(.01)	(.25)	(.56)	(.37)
Total distributions	-	(.21)	(.20)	(.48)	(.78)	(.46) C
Net asset value, end of period	$11.69	$10.62	$10.34	$9.59	$10.85	$11.60
Total Return D,E,F	10.08%	4.72%	10.00%	(7.13)%	(.07)%	30.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.93%	.94%	.94%	.99%	.99%
Expenses net of fee waivers, if any	.93 % I	.93%	.94%	.94%	.99%	.99%
Expenses net of all reductions, if any	.93% I	.93%	.94%	.94%	.99%	.99%
Net investment income (loss)	1.12% I	1.93%	1.97%	2.42%	1.25%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,078	$878	$1,158	$1,257	$1,434	$1,433
Portfolio turnover rate J	22 % I	29% K	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$10.23	$9.49	$10.77	$11.54	$9.26
Income from Investment Operations
Net investment income (loss) A,B	.03	.15	.14	.18	.09	.01
Net realized and unrealized gain (loss)	1.00	.27	.76	(1.00)	(.11)	2.69
Total from investment operations	1.03	.42	.90	(.82)	(.02)	2.70
Distributions from net investment income	-	(.16)	(.15)	(.21)	(.19)	(.05)
Distributions from net realized gain	-	-	(.01)	(.25)	(.56)	(.36)
Total distributions	-	(.16)	(.16)	(.46)	(.75)	(.42) C
Net asset value, end of period	$11.52	$10.49	$10.23	$9.49	$10.77	$11.54
Total Return D,E,F	9.82%	4.11%	9.51%	(7.56)%	(.56)%	29.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.43% I	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of fee waivers, if any	1.43 % I	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of all reductions, if any	1.43% I	1.43%	1.44%	1.44%	1.49%	1.48%
Net investment income (loss)	.62% I	1.43%	1.47%	1.92%	.75%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,504	$1,347	$1,362	$1,287	$1,316	$1,027
Portfolio turnover rate J	22 % I	29% K	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.38	$9.62	$10.88	$11.63	$9.31
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.24	.28	.20	.12
Net realized and unrealized gain (loss)	1.01	.29	.77	(1.01)	(.11)	2.70
Total from investment operations	1.10	.54	1.01	(.73)	.09	2.82
Distributions from net investment income	(.03)	(.26)	(.24)	(.28)	(.28)	(.13)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.03)	(.26)	(.25)	(.53)	(.84) C	(.50)
Net asset value, end of period	$11.73	$10.66	$10.38	$9.62	$10.88	$11.63
Total Return D,E	10.29%	5.20%	10.60%	(6.62)%	.45%	30.61%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44% I	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43 % H	.44% I	.44%	.44%	.49%	.49%
Expenses net of all reductions, if any	.43% H	.44% I	.44%	.44%	.49%	.49%
Net investment income (loss)	1.62% H	2.42%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$338,409	$334,193	$48,385	$50,764	$60,070	$33,411
Portfolio turnover rate J	22 % H	29% K	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.65	$10.92	$11.66	$9.32
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	1.01	.28	.78	(1.03)	(.11)	2.71
Total from investment operations	1.11	.55	1.03	(.74)	.11	2.84
Distributions from net investment income	(.02)	(.27)	(.25)	(.28)	(.28)	(.14)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.85)	(.50) C
Net asset value, end of period	$11.79	$10.70	$10.42	$9.65	$10.92	$11.66
Total Return D,E	10.40%	5.28%	10.75%	(6.62)%	.57%	30.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.33% H	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33 % H	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions, if any	.33% H	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	1.72% H	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$25,171	$24,969	$22,022	$16,963	$23,621	$26,939
Portfolio turnover rate I	22 % H	29% J	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.46	$9.69	$10.96	$11.68	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.10	.30	.26	.30	.23	.14
Net realized and unrealized gain (loss)	1.02	.26	.78	(1.02)	(.11)	2.71
Total from investment operations	1.12	.56	1.04	(.72)	.12	2.85
Distributions from net investment income	(.02)	(.28)	(.26)	(.30)	(.28)	(.15)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.28)	(.27)	(.55)	(.84) C	(.51) C
Net asset value, end of period	$11.84	$10.74	$10.46	$9.69	$10.96	$11.68
Total Return D,E	10.49%	5.37%	10.83%	(6.45)%	.68%	30.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.23% H	.23%	.24%	.24%	.29%	.29%
Expenses net of fee waivers, if any	.23 % H	.23%	.24%	.24%	.29%	.29%
Expenses net of all reductions, if any	.23% H	.23%	.24%	.24%	.29%	.29%
Net investment income (loss)	1.82% H	2.76%	2.67%	3.12%	1.95%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$477,024	$441,610	$348,467	$309,974	$296,601	$684,575
Portfolio turnover rate I	22 % H	29% J	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.40	$9.63	$10.90	$11.64	$9.31
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.24	.28	.21	.12
Net realized and unrealized gain (loss)	1.02	.27	.77	(1.03)	(.11)	2.71
Total from investment operations	1.11	.53	1.01	(.75)	.10	2.83
Distributions from net investment income	(.02)	(.25)	(.23)	(.27)	(.28)	(.13)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.25)	(.24)	(.52)	(.84) C	(.50)
Net asset value, end of period	$11.77	$10.68	$10.40	$9.63	$10.90	$11.64
Total Return D,E	10.40%	5.18%	10.59%	(6.72)%	.51%	30.71%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.43%	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43 % H	.43%	.44%	.44%	.49%	.49%
Expenses net of all reductions, if any	.43% H	.43%	.44%	.44%	.49%	.49%
Net investment income (loss)	1.62% H	2.43%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,224	$5,011	$5,332	$8,616	$9,095	$8,555
Portfolio turnover rate I	22 % H	29% J	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.66	$10.93	$11.68	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.10	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	1.02	.27	.78	(1.02)	(.11)	2.71
Total from investment operations	1.12	.54	1.03	(.73)	.11	2.84
Distributions from net investment income	(.02)	(.26)	(.26)	(.29)	(.29)	(.14)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.02)	(.26)	(.27)	(.54)	(.86)	(.50) C
Net asset value, end of period	$11.80	$10.70	$10.42	$9.66	$10.93	$11.68
Total Return D,E	10.48%	5.25%	10.75%	(6.56)%	.55%	30.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.33% H	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33 % H	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions, if any	.33% H	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	1.72% H	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,480	$1,323	$1,945	$787	$740	$158
Portfolio turnover rate I	22 % H	29% J	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.43	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.10	.28	.27	.30	.43
Net realized and unrealized gain (loss)	1.03	.28	.76	(1.02)	(.47)
Total from investment operations	1.13	.56	1.03	(.72)	(.04)
Distributions from net investment income	(.03)	(.28)	(.26)	(.30)	(.31)
Distributions from net realized gain	-	-	(.01)	(.25)	(.57)
Total distributions	(.03)	(.28)	(.27)	(.55)	(.87) D
Net asset value, end of period	$11.81	$10.71	$10.43	$9.67	$10.94
Total Return E,F	10.53%	5.41%	10.78%	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19% I	.21%	.21%	.21%	.26% I
Expenses net of fee waivers, if any	.19 % I	.21%	.21%	.21%	.26% I
Expenses net of all reductions, if any	.19% I	.21%	.21%	.21%	.26% I
Net investment income (loss)	1.86% I	2.65%	2.70%	3.15%	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$322,161	$303,781	$283,850	$294,577	$364,143
Portfolio turnover rate J	22 % I	29% K	24%	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	533,932	5,387,379
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	31,399,014	246,168,267
Fidelity Series Corporate Bond Fund (b)	12,637,508	120,182,700
Fidelity Series Emerging Markets Debt Fund (b)	1,556,033	13,039,558
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	389,037	3,839,796
Fidelity Series Floating Rate High Income Fund (b)	253,123	2,237,611
Fidelity Series Government Bond Index Fund (b)	21,692,497	200,438,673
Fidelity Series High Income Fund (b)	1,474,762	13,184,370
Fidelity Series International Developed Markets Bond Index Fund (b)	14,016,225	122,221,482
Fidelity Series Investment Grade Bond Fund (b)	18,301,809	186,678,453
Fidelity Series Investment Grade Securitized Fund (b)	12,637,108	114,871,307
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,778,321	97,069,635
Fidelity Series Real Estate Income Fund (b)	234,645	2,393,376
TOTAL BOND FUNDS (Cost $1,195,496,250)		1,127,712,607

Domestic Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	8,214,750	184,503,293
Fidelity Series Commodity Strategy Fund (b)	49,544	4,606,107
Fidelity Series Large Cap Growth Index Fund (b)	3,986,004	118,543,757
Fidelity Series Large Cap Stock Fund (b)	4,170,012	110,505,327
Fidelity Series Large Cap Value Index Fund (b)	12,245,548	222,501,609
Fidelity Series Small Cap Core Fund (b)	3,703,399	48,699,697
Fidelity Series Small Cap Opportunities Fund (b)	1,457,141	22,979,120
Fidelity Series Value Discovery Fund (b)	4,710,495	79,560,264
TOTAL DOMESTIC EQUITY FUNDS (Cost $544,943,564)		791,899,174

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,849,128	54,617,774
Fidelity Series Emerging Markets Fund (b)	3,512,211	40,530,921
Fidelity Series Emerging Markets Opportunities Fund (b)	6,858,505	163,781,109
Fidelity Series International Growth Fund (b)	4,804,330	99,209,404
Fidelity Series International Index Fund (b)	2,504,921	37,473,623
Fidelity Series International Small Cap Fund (b)	1,567,923	31,844,506
Fidelity Series International Value Fund (b)	6,125,941	100,404,166
Fidelity Series Overseas Fund (b)	6,043,269	98,082,258
Fidelity Series Select International Small Cap Fund (b)	144,609	2,011,508
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $451,851,562)		627,955,269

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $642,197)	64,543	642,198

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,220,000	1,217,939
US Treasury Bills 0% 10/23/2025 (d)	4.29	2,150,000	2,144,708
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,670,000	1,664,546
US Treasury Bills 0% 10/9/2025	4.30	810,000	809,269
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	580,000	576,263
US Treasury Bills 0% 12/11/2025 (d)	3.98	20,000	19,848
US Treasury Bills 0% 12/4/2025 (d)	4.06	170,000	168,822
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,600,631)			6,601,395

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	3,473,555	3,474,249
Fidelity Series Government Money Market Fund (b)(f)	4.23	1,429,997	1,429,997
TOTAL MONEY MARKET FUNDS (Cost $4,904,246)			4,904,246

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,204,438,450)	2,559,714,889
NET OTHER ASSETS (LIABILITIES) - 0.0%	(750,043)
NET ASSETS - 100.0%	2,558,964,846

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	119	12/19/2025	16,572,535	(37,952)	(37,952)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	531	12/19/2025	59,729,203	320,112	320,112
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	177	12/19/2025	20,371,594	19,540	19,540
CBOT US Treasury Long Bond Contracts (United States)	164	12/19/2025	19,121,375	519,240	519,240

TOTAL INTEREST RATE CONTRACTS					858,892

TOTAL PURCHASED					820,940

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	151	12/19/2025	50,877,563	(683,829)	(683,829)
ICE MSCI Emerging Markets Index Contracts (United States)	7	12/19/2025	475,895	102	102

TOTAL SOLD					(683,727)

TOTAL FUTURES CONTRACTS					137,213
The notional amount of futures purchased as a percentage of Net Assets is 4.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,667,337.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,602,563	25,417,372	29,545,557	89,440	(128)	(1)	3,474,249	3,473,555	0.0%
Total	7,602,563	25,417,372	29,545,557	89,440	(128)	(1)	3,474,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,172,621	4,324,112	125,781	13,891	878	15,549	5,387,379	533,932
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	233,132,190	33,842,827	24,032,302	2,945,246	(2,482,353)	5,707,905	246,168,267	31,399,014
Fidelity Series Blue Chip Growth Fund	162,974,877	15,684,100	40,750,434	4,935,985	1,267,188	45,327,562	184,503,293	8,214,750
Fidelity Series Canada Fund	38,663,189	11,803,719	3,603,355	-	34,817	7,719,404	54,617,774	2,849,128
Fidelity Series Commodity Strategy Fund	4,720,179	366,928	436,667	65,987	13,252	(57,585)	4,606,107	49,544
Fidelity Series Corporate Bond Fund	112,400,834	16,036,746	10,699,381	2,786,634	(501,938)	2,946,439	120,182,700	12,637,508
Fidelity Series Emerging Markets Debt Fund	12,387,803	1,206,230	1,200,808	378,666	20,121	626,212	13,039,558	1,556,033
Fidelity Series Emerging Markets Debt Local Currency Fund	3,561,497	210,648	305,657	-	2,145	371,163	3,839,796	389,037
Fidelity Series Emerging Markets Fund	36,769,891	2,303,977	7,761,758	-	608,684	8,610,127	40,530,921	3,512,211
Fidelity Series Emerging Markets Opportunities Fund	147,169,722	8,781,345	27,231,071	-	1,096,082	33,965,031	163,781,109	6,858,505
Fidelity Series Floating Rate High Income Fund	2,214,451	241,630	218,330	91,163	(929)	789	2,237,611	253,123
Fidelity Series Government Bond Index Fund	182,174,019	34,182,271	17,140,368	3,602,113	(329,386)	1,552,137	200,438,673	21,692,497
Fidelity Series Government Money Market Fund	-	1,443,431	13,434	1,287	-	-	1,429,997	1,429,997
Fidelity Series High Income Fund	12,545,237	1,240,480	1,178,977	427,961	4,330	573,300	13,184,370	1,474,762
Fidelity Series International Developed Markets Bond Index Fund	114,935,886	16,394,177	10,588,519	1,116,328	10,208	1,469,730	122,221,482	14,016,225
Fidelity Series International Growth Fund	88,493,525	9,995,438	13,489,548	-	792,399	13,417,590	99,209,404	4,804,330
Fidelity Series International Index Fund	34,377,937	2,663,326	5,318,395	-	406,083	5,344,672	37,473,623	2,504,921
Fidelity Series International Small Cap Fund	31,250,407	389,180	6,041,908	-	(182,540)	6,429,367	31,844,506	1,567,923
Fidelity Series International Value Fund	98,351,781	6,417,656	23,071,849	-	2,445,132	16,261,446	100,404,166	6,125,941
Fidelity Series Investment Grade Bond Fund	172,924,094	27,503,150	16,213,813	3,894,293	(437,717)	2,902,739	186,678,453	18,301,809
Fidelity Series Investment Grade Securitized Fund	108,754,321	14,915,438	10,394,366	2,567,445	(1,136,662)	2,732,576	114,871,307	12,637,108
Fidelity Series Large Cap Growth Index Fund	103,291,014	7,384,154	21,760,714	157,234	1,482,174	28,147,129	118,543,757	3,986,004
Fidelity Series Large Cap Stock Fund	95,026,560	13,911,512	15,572,674	5,863,413	438,378	16,701,551	110,505,327	4,170,012
Fidelity Series Large Cap Value Index Fund	201,549,623	20,941,963	19,094,342	-	286,624	18,817,741	222,501,609	12,245,548
Fidelity Series Long-Term Treasury Bond Index Fund	101,403,069	11,451,281	14,779,826	1,938,933	(4,133,202)	3,128,313	97,069,635	17,778,321
Fidelity Series Overseas Fund	90,306,492	7,150,497	11,180,105	-	321,389	11,483,985	98,082,258	6,043,269
Fidelity Series Real Estate Income Fund	2,350,071	215,102	224,499	68,597	2,299	50,403	2,393,376	234,645
Fidelity Series Select International Small Cap Fund	426,291	1,350,474	100,127	-	11,575	323,295	2,011,508	144,609
Fidelity Series Small Cap Core Fund	46,419,671	2,514,593	9,601,916	-	(90,292)	9,457,641	48,699,697	3,703,399
Fidelity Series Small Cap Opportunities Fund	20,700,534	1,518,608	2,905,752	394,010	9,796	3,655,934	22,979,120	1,457,141
Fidelity Series Treasury Bill Index Fund	-	684,538	42,340	2,170	-	-	642,198	64,543
Fidelity Series Value Discovery Fund	72,672,212	7,963,115	6,721,860	-	28,255	5,618,542	79,560,264	4,710,495
	2,333,119,998	285,032,646	321,800,876	31,251,356	(13,210)	253,300,687	2,549,639,245

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,127,712,607	1,127,712,607	-	-

Domestic Equity Funds	791,899,174	791,899,174	-	-

International Equity Funds	627,955,269	627,955,269	-	-

Short-Term Funds	642,198	642,198	-	-

U.S. Treasury Obligations	6,601,395	-	6,601,395	-

Money Market Funds	4,904,246	4,904,246	-	-
Total Investments in Securities:	2,559,714,889	2,553,113,494	6,601,395	-
Derivative Instruments:

Assets
Futures Contracts	858,994	858,994	-	-
Total Assets	858,994	858,994	-	-

Liabilities
Futures Contracts	(721,781)	(721,781)	-	-
Total Liabilities	(721,781)	(721,781)	-	-
Total Derivative Instruments:	137,213	137,213	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	102	(721,781)
Total Equity Risk	102	(721,781)
Interest Rate Risk
Futures Contracts (a)	858,892	-
Total Interest Rate Risk	858,892	-
Total Value of Derivatives	858,994	(721,781)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,600,631)	$6,601,395
Fidelity Central Funds (cost $3,474,249)	3,474,249
Other affiliated issuers (cost $2,194,363,570)	2,549,639,245

Total Investment in Securities (cost $2,204,438,450)		$2,559,714,889
Receivable for investments sold		16,258,948
Receivable for fund shares sold		939,267
Distributions receivable from Fidelity Central Funds		14,880
Receivable from investment adviser for expense reductions		4,529
Total assets		2,576,932,513
Liabilities
Payable for investments purchased	$15,346,228
Payable for fund shares redeemed	1,851,992
Accrued management fee	585,595
Distribution and service plan fees payable	6,224
Payable for daily variation margin on futures contracts	177,628
Total liabilities		17,967,667
Net Assets		$2,558,964,846
Net Assets consist of:
Paid in capital		$2,212,019,640
Total accumulated earnings (loss)		346,945,206
Net Assets		$2,558,964,846

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,451,948 ÷ 1,423,652 shares)(a)		$12.26
Maximum offering price per share (100/94.25 of $12.26)		$13.01
Class M :
Net Asset Value and redemption price per share ($1,561,565 ÷ 126,231 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C :
Net Asset Value and offering price per share ($2,344,954 ÷ 194,458 shares)(a)		$12.06
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($592,446,850 ÷ 48,173,323 shares)		$12.30
Class K :
Net Asset Value, offering price and redemption price per share ($35,617,959 ÷ 2,881,809 shares)		$12.36
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,040,993,624 ÷ 83,946,229 shares)		$12.40
Class I :
Net Asset Value, offering price and redemption price per share ($15,438,811 ÷ 1,251,352 shares)		$12.34
Class Z :
Net Asset Value, offering price and redemption price per share ($3,412,685 ÷ 275,865 shares)		$12.37
Premier Class :
Net Asset Value, offering price and redemption price per share ($849,696,450 ÷ 68,669,358 shares)		$12.37
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,275,505
Interest		150,201
Income from Fidelity Central Funds		89,440
Total income		21,515,146
Expenses
Management fee	$3,402,132
Distribution and service plan fees	35,906
Independent trustees' fees and expenses	2,788
Miscellaneous	44
Total expenses before reductions	3,440,870
Expense reductions	(68)
Total expenses after reductions		3,440,802
Net Investment income (loss)		18,074,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,366)
Fidelity Central Funds	(128)
Other affiliated issuers	(13,210)
Futures contracts	(3,239,031)
Capital gain distributions from underlying funds:
Affiliated issuers	9,975,851
Total net realized gain (loss)		6,722,116
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	923
Fidelity Central Funds	(1)
Other affiliated issuers	253,300,687
Futures contracts	(143,965)
Total change in net unrealized appreciation (depreciation)		253,157,644
Net gain (loss)		259,879,760
Net increase (decrease) in net assets resulting from operations		$277,954,104
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,074,344	$47,318,898
Net realized gain (loss)	6,722,116	16,329,255
Change in net unrealized appreciation (depreciation)	253,157,644	16,057,623
Net increase (decrease) in net assets resulting from operations	277,954,104	79,705,776
Distributions to shareholders	(4,883,352)	(44,669,663)

Share transactions - net increase (decrease)	(59,547,712)	705,137,399
Total increase (decrease) in net assets	213,523,040	740,173,512

Net Assets
Beginning of period	2,345,441,806	1,605,268,294
End of period	$2,558,964,846	$2,345,441,806

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.68	$9.76	$11.05	$11.71	$9.09
Income from Investment Operations
Net investment income (loss) A,B	.06	.23	.21	.25	.19	.09
Net realized and unrealized gain (loss)	1.23	.29	.93	(1.05)	(.08)	3.01
Total from investment operations	1.29	.52	1.14	(.80)	.11	3.10
Distributions from net investment income	(.01)	(.22)	(.21)	(.25)	(.25)	(.11)
Distributions from net realized gain	-	-	(.01)	(.24)	(.52)	(.36)
Total distributions	(.01)	(.22)	(.22)	(.49)	(.77)	(.48) C
Net asset value, end of period	$12.26	$10.98	$10.68	$9.76	$11.05	$11.71
Total Return D,E,F	11.75%	4.88%	11.81%	(7.11)%	.59%	34.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.70%	.70%	.70%	.75%	.76%
Expenses net of fee waivers, if any	.69 % I	.70%	.70%	.70%	.75%	.76%
Expenses net of all reductions, if any	.69% I	.70%	.70%	.70%	.75%	.76%
Net investment income (loss)	1.06% I	2.09%	2.12%	2.59%	1.63%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17,452	$16,670	$15,172	$10,030	$7,622	$3,751
Portfolio turnover rate J	23 % I	24% K	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$10.75	$9.81	$11.10	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.05	.20	.19	.23	.16	.07
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	1.28	.49	1.13	(.82)	.08	3.07
Distributions from net investment income	- C	(.15)	(.18)	(.23)	(.24)	(.07)
Distributions from net realized gain	-	-	(.01)	(.24)	(.51)	(.36)
Total distributions	- C	(.15)	(.19)	(.47)	(.75)	(.43)
Net asset value, end of period	$12.37	$11.09	$10.75	$9.81	$11.10	$11.77
Total Return D,E,F	11.57%	4.58%	11.59%	(7.30)%	.32%	33.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	.95%	.95%	.95%	1.00%	1.01%
Expenses net of fee waivers, if any	.94 % I	.95%	.95%	.95%	1.00%	1.01%
Expenses net of all reductions, if any	.94% I	.95%	.95%	.95%	1.00%	1.01%
Net investment income (loss)	.81% I	1.85%	1.87%	2.34%	1.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,562	$1,402	$2,309	$2,166	$2,249	$1,838
Portfolio turnover rate J	23 % I	24% K	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.56	$9.65	$10.96	$11.64	$9.05
Income from Investment Operations
Net investment income (loss) A,B	.02	.15	.14	.18	.10	.01
Net realized and unrealized gain (loss)	1.20	.28	.93	(1.05)	(.08)	2.98
Total from investment operations	1.22	.43	1.07	(.87)	.02	2.99
Distributions from net investment income	-	(.15)	(.15)	(.20)	(.19)	(.05)
Distributions from net realized gain	-	-	(.01)	(.24)	(.51)	(.36)
Total distributions	-	(.15)	(.16)	(.44)	(.70)	(.40) C
Net asset value, end of period	$12.06	$10.84	$10.56	$9.65	$10.96	$11.64
Total Return D,E,F	11.25%	4.08%	11.14%	(7.87)%	(.16)%	33.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.44% I	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of fee waivers, if any	1.44 % I	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of all reductions, if any	1.44% I	1.45%	1.45%	1.45%	1.50%	1.51%
Net investment income (loss)	.31% I	1.34%	1.37%	1.84%	.88%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,345	$2,044	$2,117	$2,008	$1,696	$1,273
Portfolio turnover rate J	23 % I	24% K	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$10.72	$9.78	$11.06	$11.73	$9.10
Income from Investment Operations
Net investment income (loss) A,B	.08	.25	.24	.28	.22	.12
Net realized and unrealized gain (loss)	1.22	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	1.30	.54	1.18	(.77)	.13	3.13
Distributions from net investment income	(.02)	(.24)	(.23)	(.27)	(.28)	(.14)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.24)	(.24)	(.51)	(.80) C	(.50)
Net asset value, end of period	$12.30	$11.02	$10.72	$9.78	$11.06	$11.73
Total Return D,E	11.86%	5.09%	12.14%	(6.82)%	.79%	34.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.44% H	.46% I	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.44 % H	.46% I	.45%	.45%	.50%	.51%
Expenses net of all reductions, if any	.44% H	.46% I	.45%	.45%	.50%	.51%
Net investment income (loss)	1.31% H	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$592,447	$546,524	$99,372	$88,783	$93,025	$43,207
Portfolio turnover rate J	23 % H	24% K	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.76	$9.81	$11.09	$11.75	$9.11
Income from Investment Operations
Net investment income (loss) A,B	.08	.27	.25	.29	.24	.13
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	1.31	.56	1.19	(.76)	.15	3.14
Distributions from net investment income	(.02)	(.25)	(.23)	(.28)	(.28)	(.14)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.25)	(.24)	(.52)	(.81)	(.50)
Net asset value, end of period	$12.36	$11.07	$10.76	$9.81	$11.09	$11.75
Total Return C,D	11.85%	5.26%	12.28%	(6.75)%	.90%	34.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34% G	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.34 % G	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions, if any	.34% G	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	1.41% G	2.44%	2.47%	2.94%	1.98%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$35,618	$35,556	$32,358	$27,361	$36,357	$31,964
Portfolio turnover rate H	23 % G	24% I	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.79	$9.84	$11.13	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.09	.29	.26	.30	.25	.14
Net realized and unrealized gain (loss)	1.23	.29	.95	(1.06)	(.09)	3.01
Total from investment operations	1.32	.58	1.21	(.76)	.16	3.15
Distributions from net investment income	(.02)	(.27)	(.25)	(.29)	(.28)	(.15)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.80) C	(.51)
Net asset value, end of period	$12.40	$11.10	$10.79	$9.84	$11.13	$11.77
Total Return D,E	11.94%	5.38%	12.37%	(6.69)%	1.05%	34.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.24% H	.25%	.25%	.25%	.30%	.31%
Expenses net of fee waivers, if any	.24 % H	.25%	.25%	.25%	.30%	.31%
Expenses net of all reductions, if any	.24% H	.25%	.25%	.25%	.30%	.31%
Net investment income (loss)	1.51% H	2.60%	2.57%	3.04%	2.08%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$1,040,994	$959,541	$731,890	$616,407	$585,570	$1,055,963
Portfolio turnover rate I	23 % H	24% J	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$10.74	$9.79	$11.07	$11.73	$9.10
Income from Investment Operations
Net investment income (loss) A,B	.08	.26	.24	.28	.22	.12
Net realized and unrealized gain (loss)	1.23	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	1.31	.55	1.18	(.77)	.14	3.12
Distributions from net investment income	(.02)	(.24)	(.22)	(.27)	(.27)	(.13)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.24)	(.23)	(.51)	(.80)	(.49)
Net asset value, end of period	$12.34	$11.05	$10.74	$9.79	$11.07	$11.73
Total Return C,D	11.83%	5.16%	12.14%	(6.83)%	.80%	34.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.45%	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.44 % G	.45%	.45%	.45%	.50%	.51%
Expenses net of all reductions, if any	.44% G	.45%	.45%	.45%	.50%	.51%
Net investment income (loss)	1.31% G	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$15,439	$15,611	$17,917	$23,383	$26,357	$24,503
Portfolio turnover rate H	23 % G	24% I	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.08	.27	.25	.29	.23	.13
Net realized and unrealized gain (loss)	1.24	.28	.95	(1.07)	(.07)	3.01
Total from investment operations	1.32	.55	1.20	(.78)	.16	3.14
Distributions from net investment income	(.02)	(.25)	(.24)	(.27)	(.30)	(.13)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.02)	(.25)	(.25)	(.51)	(.82) C	(.50) C
Net asset value, end of period	$12.37	$11.07	$10.77	$9.82	$11.11	$11.77
Total Return D,E	11.92%	5.18%	12.32%	(6.83)%	1.01%	34.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.34 % H	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions, if any	.34% H	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	1.41% H	2.44%	2.47%	2.94%	1.97%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,413	$3,693	$3,666	$2,134	$2,226	$130
Portfolio turnover rate I	23 % H	24% J	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.09	.29	.26	.30	.44
Net realized and unrealized gain (loss)	1.23	.28	.95	(1.06)	(.45)
Total from investment operations	1.32	.57	1.21	(.76)	(.01)
Distributions from net investment income	(.02)	(.27)	(.25)	(.29)	(.31)
Distributions from net realized gain	-	-	(.01)	(.24)	(.53)
Total distributions	(.02)	(.27)	(.26)	(.53)	(.83) D
Net asset value, end of period	$12.37	$11.07	$10.77	$9.82	$11.11
Total Return E,F	11.98%	5.32%	12.42%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.22%	.22%	.22%	.26% I
Expenses net of fee waivers, if any	.20 % I	.22%	.22%	.22%	.26% I
Expenses net of all reductions, if any	.20% I	.22%	.22%	.22%	.26% I
Net investment income (loss)	1.55% I	2.57%	2.60%	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$849,696	$764,402	$601,194	$549,028	$613,010
Portfolio turnover rate J	23 % I	24% K	24%	28%	34% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	194,522	1,962,729
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	31,076,541	243,640,082
Fidelity Series Corporate Bond Fund (b)	17,429,386	165,753,457
Fidelity Series Emerging Markets Debt Fund (b)	2,457,614	20,594,802
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	599,637	5,918,416
Fidelity Series Floating Rate High Income Fund (b)	398,729	3,524,761
Fidelity Series Government Bond Index Fund (b)	29,917,867	276,441,095
Fidelity Series High Income Fund (b)	2,319,965	20,740,487
Fidelity Series International Developed Markets Bond Index Fund (b)	21,879,102	190,785,769
Fidelity Series Investment Grade Bond Fund (b)	25,241,513	257,463,433
Fidelity Series Investment Grade Securitized Fund (b)	17,428,839	158,428,151
Fidelity Series Long-Term Treasury Bond Index Fund (b)	32,113,810	175,341,401
Fidelity Series Real Estate Income Fund (b)	368,434	3,758,027
TOTAL BOND FUNDS (Cost $1,593,010,297)		1,524,352,610

Domestic Equity Funds - 34.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	14,644,075	328,905,930
Fidelity Series Commodity Strategy Fund (b)	77,952	7,247,195
Fidelity Series Large Cap Growth Index Fund (b)	7,105,664	211,322,454
Fidelity Series Large Cap Stock Fund (b)	7,433,675	196,992,384
Fidelity Series Large Cap Value Index Fund (b)	21,829,665	396,645,013
Fidelity Series Small Cap Core Fund (b)	6,599,653	86,785,442
Fidelity Series Small Cap Opportunities Fund (b)	2,596,661	40,949,345
Fidelity Series Value Discovery Fund (b)	8,397,241	141,829,403
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,017,349,025)		1,410,677,166

International Equity Funds - 27.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,986,863	95,598,169
Fidelity Series Emerging Markets Fund (b)	6,108,466	70,491,699
Fidelity Series Emerging Markets Opportunities Fund (b)	11,930,174	284,892,551
Fidelity Series International Growth Fund (b)	8,533,317	176,213,003
Fidelity Series International Index Fund (b)	4,449,183	66,559,771
Fidelity Series International Small Cap Fund (b)	2,458,638	49,934,932
Fidelity Series International Value Fund (b)	10,875,016	178,241,514
Fidelity Series Overseas Fund (b)	10,739,561	174,303,071
Fidelity Series Select International Small Cap Fund (b)	233,436	3,247,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $819,775,275)		1,099,481,811

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,840,000	1,836,892
US Treasury Bills 0% 10/23/2025 (d)	4.29	2,520,000	2,513,798
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,670,000	2,661,280
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,790,000	1,788,384
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	1,190,000	1,182,332
US Treasury Bills 0% 12/11/2025 (d)	3.98	20,000	19,848
US Treasury Bills 0% 12/4/2025 (d)	4.06	310,000	307,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,309,237)			10,310,386

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,533,803)	4.21	4,532,896	4,533,803

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,444,977,637)	4,049,355,776
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,215,292)
NET ASSETS - 100.0%	4,048,140,484

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	189	12/19/2025	26,321,085	(60,429)	(60,429)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	839	12/19/2025	94,374,391	504,097	504,097
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	280	12/19/2025	32,226,250	30,563	30,563
CBOT US Treasury Long Bond Contracts (United States)	259	12/19/2025	30,197,781	816,634	816,634

TOTAL INTEREST RATE CONTRACTS					1,351,294

TOTAL PURCHASED					1,290,865

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	238	12/19/2025	80,191,125	(1,069,901)	(1,069,901)
ICE MSCI Emerging Markets Index Contracts (United States)	17	12/19/2025	1,155,745	248	248

TOTAL SOLD					(1,069,653)

TOTAL FUTURES CONTRACTS					221,212
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,876,682.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,771,886	37,779,061	45,016,945	130,197	(199)	-	4,533,803	4,532,896	0.0%
Total	11,771,886	37,779,061	45,016,945	130,197	(199)	-	4,533,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,749,141	308,829	120,482	20,961	619	24,622	1,962,729	194,522
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	200,524,630	51,901,574	12,057,688	2,598,290	(1,530,205)	4,801,771	243,640,082	31,076,541
Fidelity Series Blue Chip Growth Fund	274,690,307	29,267,599	55,445,319	8,711,483	1,488,676	78,904,667	328,905,930	14,644,075
Fidelity Series Canada Fund	64,627,473	20,631,829	2,922,466	-	29,747	13,231,586	95,598,169	4,986,863
Fidelity Series Commodity Strategy Fund	7,040,926	628,595	363,788	102,781	8,191	(66,729)	7,247,195	77,952
Fidelity Series Corporate Bond Fund	148,614,096	23,890,974	10,121,588	3,766,580	83,403	3,286,572	165,753,457	17,429,386
Fidelity Series Emerging Markets Debt Fund	18,565,419	2,026,521	1,000,339	580,607	28,070	975,131	20,594,802	2,457,614
Fidelity Series Emerging Markets Debt Local Currency Fund	5,245,930	368,050	254,630	-	9,142	549,924	5,918,416	599,637
Fidelity Series Emerging Markets Fund	60,193,880	4,401,495	9,711,267	-	620,466	14,987,125	70,491,699	6,108,466
Fidelity Series Emerging Markets Opportunities Fund	240,920,772	17,033,397	32,411,057	-	1,741,997	57,607,442	284,892,551	11,930,174
Fidelity Series Floating Rate High Income Fund	3,304,203	402,115	181,880	139,221	(1,132)	1,455	3,524,761	398,729
Fidelity Series Government Bond Index Fund	240,866,996	48,519,923	14,683,501	4,861,270	(330,195)	2,067,872	276,441,095	29,917,867
Fidelity Series High Income Fund	18,761,626	2,073,878	982,152	654,252	11,781	875,354	20,740,487	2,319,965
Fidelity Series International Developed Markets Bond Index Fund	171,161,814	27,113,278	9,722,669	1,682,547	43,995	2,189,351	190,785,769	21,879,102
Fidelity Series International Growth Fund	148,380,223	18,690,029	15,305,547	-	1,044,793	23,403,505	176,213,003	8,533,317
Fidelity Series International Index Fund	57,666,763	4,976,351	5,955,168	-	227,956	9,643,869	66,559,771	4,449,183
Fidelity Series International Small Cap Fund	45,279,045	1,534,221	6,315,721	-	(350,966)	9,788,353	49,934,932	2,458,638
Fidelity Series International Value Fund	165,702,473	12,049,106	31,690,245	-	2,790,063	29,390,117	178,241,514	10,875,016
Fidelity Series Investment Grade Bond Fund	228,637,023	39,493,862	14,081,900	5,259,911	20,962	3,393,486	257,463,433	25,241,513
Fidelity Series Investment Grade Securitized Fund	143,792,763	21,896,533	9,479,402	3,470,540	(89,850)	2,308,107	158,428,151	17,428,839
Fidelity Series Large Cap Growth Index Fund	174,222,681	14,090,281	28,093,492	270,200	1,480,871	49,622,113	211,322,454	7,105,664
Fidelity Series Large Cap Stock Fund	160,308,607	26,382,249	19,308,437	10,239,793	425,711	29,184,254	196,992,384	7,433,675
Fidelity Series Large Cap Value Index Fund	339,694,172	41,803,863	18,306,207	-	171,266	33,281,919	396,645,013	21,829,665
Fidelity Series Long-Term Treasury Bond Index Fund	166,100,952	24,820,404	14,295,905	3,310,921	(518,465)	(765,585)	175,341,401	32,113,810
Fidelity Series Overseas Fund	151,480,206	14,811,766	12,147,576	-	188,411	19,970,264	174,303,071	10,739,561
Fidelity Series Real Estate Income Fund	3,505,458	361,438	189,629	105,440	2,220	78,540	3,758,027	368,434
Fidelity Series Select International Small Cap Fund	635,073	2,159,945	66,762	-	3,906	514,939	3,247,101	233,436
Fidelity Series Short-Term Credit Fund	376	-	377	-	10	(9)	-	-
Fidelity Series Small Cap Core Fund	78,370,263	4,520,625	12,431,897	-	77,304	16,249,147	86,785,442	6,599,653
Fidelity Series Small Cap Opportunities Fund	34,925,847	2,763,130	3,095,567	694,614	(15,384)	6,371,319	40,949,345	2,596,661
Fidelity Series Value Discovery Fund	122,570,441	15,719,878	6,336,572	-	29,574	9,846,082	141,829,403	8,397,241
	3,477,539,579	474,641,738	347,079,230	46,469,411	7,692,937	421,716,563	4,034,511,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,524,352,610	1,524,352,610	-	-

Domestic Equity Funds	1,410,677,166	1,410,677,166	-	-

International Equity Funds	1,099,481,811	1,099,481,811	-	-

U.S. Treasury Obligations	10,310,386	-	10,310,386	-

Money Market Funds	4,533,803	4,533,803	-	-
Total Investments in Securities:	4,049,355,776	4,039,045,390	10,310,386	-
Derivative Instruments:

Assets
Futures Contracts	1,351,542	1,351,542	-	-
Total Assets	1,351,542	1,351,542	-	-

Liabilities
Futures Contracts	(1,130,330)	(1,130,330)	-	-
Total Liabilities	(1,130,330)	(1,130,330)	-	-
Total Derivative Instruments:	221,212	221,212	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	248	(1,130,330)
Total Equity Risk	248	(1,130,330)
Interest Rate Risk
Futures Contracts (a)	1,351,294	-
Total Interest Rate Risk	1,351,294	-
Total Value of Derivatives	1,351,542	(1,130,330)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,309,237)	$10,310,386
Fidelity Central Funds (cost $4,533,803)	4,533,803
Other affiliated issuers (cost $3,430,134,597)	4,034,511,587

Total Investment in Securities (cost $3,444,977,637)		$4,049,355,776
Receivable for investments sold		25,543,753
Receivable for fund shares sold		3,830,898
Distributions receivable from Fidelity Central Funds		20,110
Receivable from investment adviser for expense reductions		985
Total assets		4,078,751,522
Liabilities
Payable for investments purchased	$26,754,032
Payable for fund shares redeemed	2,622,169
Accrued management fee	946,088
Distribution and service plan fees payable	10,848
Payable for daily variation margin on futures contracts	277,901
Total liabilities		30,611,038
Net Assets		$4,048,140,484
Net Assets consist of:
Paid in capital		$3,432,574,650
Total accumulated earnings (loss)		615,565,834
Net Assets		$4,048,140,484

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,619,816 ÷ 2,344,540 shares)(a)		$12.63
Maximum offering price per share (100/94.25 of $12.63)		$13.40
Class M :
Net Asset Value and redemption price per share ($3,482,426 ÷ 275,846 shares)(a)		$12.62
Maximum offering price per share (100/96.50 of $12.62)		$13.08
Class C :
Net Asset Value and offering price per share ($4,070,587 ÷ 326,843 shares)(a)		$12.45
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($810,744,213 ÷ 63,814,517 shares)		$12.70
Class K :
Net Asset Value, offering price and redemption price per share ($84,178,667 ÷ 6,594,321 shares)		$12.77
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,654,630,831 ÷ 129,102,281 shares)		$12.82
Class I :
Net Asset Value, offering price and redemption price per share ($39,831,387 ÷ 3,126,514 shares)		$12.74
Class Z :
Net Asset Value, offering price and redemption price per share ($13,657,750 ÷ 1,069,549 shares)		$12.77
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,407,924,807 ÷ 110,080,132 shares)		$12.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$28,958,299
Interest		227,016
Income from Fidelity Central Funds		130,197
Total income		29,315,512
Expenses
Management fee	$5,372,101
Distribution and service plan fees	60,504
Independent trustees' fees and expenses	4,224
Miscellaneous	11
Total expenses before reductions	5,436,840
Expense reductions	(16)
Total expenses after reductions		5,436,824
Net Investment income (loss)		23,878,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,282)
Fidelity Central Funds	(199)
Other affiliated issuers	7,692,937
Futures contracts	(4,908,993)
Capital gain distributions from underlying funds:
Affiliated issuers	17,511,112
Total net realized gain (loss)		20,292,575
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,372
Affiliated issuers	421,716,563
Futures contracts	(246,080)
Total change in net unrealized appreciation (depreciation)		421,471,855
Net gain (loss)		441,764,430
Net increase (decrease) in net assets resulting from operations		$465,643,118
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,878,688	$66,015,140
Net realized gain (loss)	20,292,575	32,605,051
Change in net unrealized appreciation (depreciation)	421,471,855	13,675,974
Net increase (decrease) in net assets resulting from operations	465,643,118	112,296,165
Distributions to shareholders	(21,593,759)	(63,841,138)

Share transactions - net increase (decrease)	107,968,491	1,221,001,306
Total increase (decrease) in net assets	552,017,850	1,269,456,333

Net Assets
Beginning of period	3,496,122,634	2,226,666,301
End of period	$4,048,140,484	$3,496,122,634

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.83	$11.11	$11.76	$8.81
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.21	.23	.19	.10
Net realized and unrealized gain (loss)	1.39	.31	1.11	(1.03)	(.02)	3.36
Total from investment operations	1.44	.54	1.32	(.80)	.17	3.46
Distributions from net investment income	(.01)	(.21)	(.21)	(.23)	(.26)	(.12)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.56)	(.39)
Total distributions	(.06)	(.22)	(.22)	(.48) C	(.82)	(.51)
Net asset value, end of period	$12.63	$11.25	$10.93	$9.83	$11.11	$11.76
Total Return D,E,F	12.82%	4.91%	13.55%	(7.03)%	1.05%	39.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71% I	.71%	.71%	.71%	.77%	.77%
Expenses net of fee waivers, if any	.71 % I	.71%	.71%	.71%	.77%	.77%
Expenses net of all reductions, if any	.71% I	.71%	.71%	.71%	.77%	.77%
Net investment income (loss)	.85% I	2.00%	2.02%	2.39%	1.59%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$29,620	$25,278	$22,388	$12,749	$9,930	$5,650
Portfolio turnover rate J	18 % I	18% K	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.82	$11.10	$11.76	$8.79
Income from Investment Operations
Net investment income (loss) A,B	.04	.20	.18	.21	.16	.07
Net realized and unrealized gain (loss)	1.38	.31	1.12	(1.03)	(.02)	3.37
Total from investment operations	1.42	.51	1.30	(.82)	.14	3.44
Distributions from net investment income	- C	(.18)	(.18)	(.20)	(.24)	(.09)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.56)	(.38)
Total distributions	(.05)	(.19)	(.19)	(.46)	(.80)	(.47)
Net asset value, end of period	$12.62	$11.25	$10.93	$9.82	$11.10	$11.76
Total Return D,E,F	12.66%	4.66%	13.29%	(7.28)%	.78%	39.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.96% I	.96%	.96%	.96%	1.02%	1.02%
Expenses net of fee waivers, if any	.96 % I	.96%	.96%	.96%	1.02%	1.02%
Expenses net of all reductions, if any	.96% I	.96%	.96%	.96%	1.02%	1.02%
Net investment income (loss)	.60% I	1.75%	1.77%	2.14%	1.34%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,482	$3,108	$3,008	$2,585	$2,726	$2,306
Portfolio turnover rate J	18 % I	18% K	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.83	$9.74	$11.02	$11.68	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.01	.14	.13	.16	.10	.01
Net realized and unrealized gain (loss)	1.37	.30	1.11	(1.02)	(.02)	3.35
Total from investment operations	1.38	.44	1.24	(.86)	.08	3.36
Distributions from net investment income	-	(.14)	(.14)	(.16)	(.19)	(.06)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.55)	(.39)
Total distributions	(.05)	(.15)	(.15)	(.42)	(.74)	(.45)
Net asset value, end of period	$12.45	$11.12	$10.83	$9.74	$11.02	$11.68
Total Return C,D,E	12.41%	4.05%	12.75%	(7.72)%	.35%	38.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.46% H	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of fee waivers, if any	1.46 % H	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of all reductions, if any	1.46% H	1.46%	1.46%	1.46%	1.52%	1.52%
Net investment income (loss)	.10% H	1.24%	1.27%	1.64%	.84%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,071	$3,428	$3,439	$2,798	$3,242	$3,003
Portfolio turnover rate I	18 % H	18% J	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$10.99	$9.87	$11.15	$11.80	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.25	.23	.26	.22	.12
Net realized and unrealized gain (loss)	1.39	.31	1.12	(1.04)	(.01)	3.38
Total from investment operations	1.46	.56	1.35	(.78)	.21	3.50
Distributions from net investment income	(.03)	(.24)	(.22)	(.24)	(.29)	(.13)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07) C	(.24) C	(.23)	(.50)	(.86)	(.52)
Net asset value, end of period	$12.70	$11.31	$10.99	$9.87	$11.15	$11.80
Total Return D,E	12.99%	5.13%	13.83%	(6.84)%	1.37%	40.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.47% I	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.46 % H	.47% I	.46%	.46%	.52%	.52%
Expenses net of all reductions, if any	.46% H	.47% I	.46%	.46%	.52%	.52%
Net investment income (loss)	1.10% H	2.24%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$810,744	$706,869	$128,200	$97,873	$91,428	$32,244
Portfolio turnover rate J	18 % H	18% K	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.03	$9.90	$11.18	$11.82	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.07	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	1.41	.31	1.13	(1.04)	(.02)	3.39
Total from investment operations	1.48	.58	1.37	(.77)	.21	3.52
Distributions from net investment income	(.02)	(.25)	(.23)	(.25)	(.28)	(.14)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)	(.25) C	(.24)	(.51)	(.85)	(.53)
Net asset value, end of period	$12.77	$11.36	$11.03	$9.90	$11.18	$11.82
Total Return D,E	13.07%	5.31%	13.95%	(6.76)%	1.43%	40.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions, if any	.36% H	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	1.20% H	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$84,179	$79,232	$53,110	$43,937	$48,882	$31,624
Portfolio turnover rate I	18 % H	18% J	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$11.08	$9.94	$11.22	$11.84	$8.85
Income from Investment Operations
Net investment income (loss) A,B	.08	.28	.25	.28	.25	.14
Net realized and unrealized gain (loss)	1.41	.30	1.14	(1.04)	(.02)	3.39
Total from investment operations	1.49	.58	1.39	(.76)	.23	3.53
Distributions from net investment income	(.03)	(.26)	(.24)	(.26)	(.28)	(.15)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07) C	(.26) C	(.25)	(.52)	(.85)	(.54)
Net asset value, end of period	$12.82	$11.40	$11.08	$9.94	$11.22	$11.84
Total Return D,E	13.14%	5.30%	14.12%	(6.62)%	1.56%	40.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H	.26%	.26%	.26%	.32%	.32%
Expenses net of fee waivers, if any	.26 % H	.26%	.26%	.26%	.32%	.32%
Expenses net of all reductions, if any	.26% H	.26%	.26%	.26%	.32%	.32%
Net investment income (loss)	1.30% H	2.48%	2.47%	2.84%	2.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,654,631	$1,426,533	$950,796	$707,260	$613,817	$1,111,589
Portfolio turnover rate I	18 % H	18% J	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$11.01	$9.88	$11.16	$11.80	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.26	.23	.26	.22	.12
Net realized and unrealized gain (loss)	1.39	.31	1.13	(1.04)	(.02)	3.38
Total from investment operations	1.46	.57	1.36	(.78)	.20	3.50
Distributions from net investment income	(.02)	(.23)	(.22)	(.24)	(.28)	(.13)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.06) C	(.24)	(.23)	(.50)	(.84) C	(.52)
Net asset value, end of period	$12.74	$11.34	$11.01	$9.88	$11.16	$11.80
Total Return D,E	12.97%	5.18%	13.85%	(6.85)%	1.35%	40.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.46%	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.46 % H	.46%	.46%	.46%	.52%	.52%
Expenses net of all reductions, if any	.46% H	.46%	.46%	.46%	.52%	.52%
Net investment income (loss)	1.10% H	2.25%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$39,831	$36,198	$36,663	$40,936	$37,047	$30,890
Portfolio turnover rate I	18 % H	18% J	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.04	$9.91	$11.19	$11.84	$8.85
Income from Investment Operations
Net investment income (loss) A,B	.07	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	1.41	.30	1.14	(1.04)	(.01)	3.39
Total from investment operations	1.48	.57	1.38	(.77)	.22	3.52
Distributions from net investment income	(.02)	(.25)	(.24)	(.25)	(.30)	(.14)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.07)	(.25) C	(.25)	(.51)	(.87)	(.53)
Net asset value, end of period	$12.77	$11.36	$11.04	$9.91	$11.19	$11.84
Total Return D,E	13.06%	5.20%	14.02%	(6.73)%	1.44%	40.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions, if any	.36% H	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	1.20% H	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,658	$12,189	$11,731	$5,564	$5,101	$290
Portfolio turnover rate I	18 % H	18% J	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$11.05	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.08	.28	.26	.28	.45
Net realized and unrealized gain (loss)	1.40	.32	1.12	(1.04)	(.41)
Total from investment operations	1.48	.60	1.38	(.76)	.04
Distributions from net investment income	(.03)	(.26)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.05)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.07) D	(.27)	(.25)	(.52) D	(.88)
Net asset value, end of period	$12.79	$11.38	$11.05	$9.92	$11.20
Total Return E,F	13.09%	5.44%	14.08%	(6.60)%	(.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.23%	.23%	.23%	.27% I
Expenses net of fee waivers, if any	.20 % I	.23%	.23%	.23%	.27% I
Expenses net of all reductions, if any	.20% I	.23%	.23%	.23%	.27% I
Net investment income (loss)	1.36% I	2.48%	2.50%	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,407,925	$1,203,287	$855,064	$710,791	$714,942
Portfolio turnover rate J	18 % I	18% K	18%	23%	29%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2035 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 29.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	194,996	1,967,509
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,911,478	85,545,988
Fidelity Series Corporate Bond Fund (b)	15,369,982	146,168,528
Fidelity Series Emerging Markets Debt Fund (b)	2,697,154	22,602,147
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	650,612	6,421,544
Fidelity Series Floating Rate High Income Fund (b)	430,280	3,803,676
Fidelity Series Government Bond Index Fund (b)	26,393,202	243,873,187
Fidelity Series High Income Fund (b)	2,553,660	22,829,719
Fidelity Series International Developed Markets Bond Index Fund (b)	22,507,611	196,266,371
Fidelity Series Investment Grade Bond Fund (b)	22,266,887	227,122,244
Fidelity Series Investment Grade Securitized Fund (b)	15,368,789	139,702,290
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,891,987	212,350,251
Fidelity Series Real Estate Income Fund (b)	402,143	4,101,857
TOTAL BOND FUNDS (Cost $1,356,975,099)		1,312,755,311

Domestic Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	18,558,603	416,826,222
Fidelity Series Commodity Strategy Fund (b)	85,301	7,930,438
Fidelity Series Large Cap Growth Index Fund (b)	9,005,090	267,811,391
Fidelity Series Large Cap Stock Fund (b)	9,420,802	249,651,255
Fidelity Series Large Cap Value Index Fund (b)	27,664,988	502,672,841
Fidelity Series Small Cap Core Fund (b)	8,366,611	110,020,932
Fidelity Series Small Cap Opportunities Fund (b)	3,291,898	51,913,236
Fidelity Series Value Discovery Fund (b)	10,641,913	179,741,913
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,288,184,789)		1,786,568,228

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,166,645	118,214,586
Fidelity Series Emerging Markets Fund (b)	7,557,607	87,214,787
Fidelity Series Emerging Markets Opportunities Fund (b)	14,740,364	351,999,904
Fidelity Series International Growth Fund (b)	10,760,748	222,209,439
Fidelity Series International Index Fund (b)	5,610,536	83,933,614
Fidelity Series International Small Cap Fund (b)	2,702,641	54,890,638
Fidelity Series International Value Fund (b)	13,692,914	224,426,861
Fidelity Series Overseas Fund (b)	13,563,866	220,141,547
Fidelity Series Select International Small Cap Fund (b)	259,129	3,604,489
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,026,678,840)		1,366,635,865

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,630,000	1,627,247
US Treasury Bills 0% 10/2/2025	4.29	300,000	299,966
US Treasury Bills 0% 10/23/2025 (d)	4.29	2,930,000	2,922,789
US Treasury Bills 0% 10/30/2025 (d)	4.28	3,180,000	3,169,615
US Treasury Bills 0% 10/9/2025 (d)	4.30	2,340,000	2,337,888
US Treasury Bills 0% 11/28/2025 (d)	4.09	560,000	556,392
US Treasury Bills 0% 12/11/2025 (d)	3.98	30,000	29,771
US Treasury Bills 0% 12/4/2025 (d)	4.06	390,000	387,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,329,743)			11,330,965

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,665,856)	4.21	4,664,923	4,665,856

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,687,834,327)	4,481,956,225
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,352,178)
NET ASSETS - 100.0%	4,480,604,047

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	212	12/19/2025	29,524,180	(68,316)	(68,316)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	929	12/19/2025	104,497,984	558,472	558,472
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	310	12/19/2025	35,679,063	33,782	33,782
CBOT US Treasury Long Bond Contracts (United States)	287	12/19/2025	33,462,406	901,898	901,898

TOTAL INTEREST RATE CONTRACTS					1,494,152

TOTAL PURCHASED					1,425,836

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	263	12/19/2025	88,614,563	(1,181,539)	(1,181,539)
ICE MSCI Emerging Markets Index Contracts (United States)	20	12/19/2025	1,359,700	291	291

TOTAL SOLD					(1,181,248)

TOTAL FUTURES CONTRACTS					244,588
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,782,127.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,542,683	41,010,363	49,886,973	138,983	(217)	-	4,665,856	4,664,923	0.0%
Total	13,542,683	41,010,363	49,886,973	138,983	(217)	-	4,665,856

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,867,882	172,980	100,706	22,546	435	26,918	1,967,509	194,996
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	51,680,111	34,780,892	2,198,848	769,663	(162,072)	1,445,905	85,545,988	10,911,478
Fidelity Series Blue Chip Growth Fund	341,205,129	38,599,095	64,523,663	11,025,872	1,789,614	99,756,047	416,826,222	18,558,603
Fidelity Series Canada Fund	80,121,684	23,229,621	1,665,509	-	12,273	16,516,517	118,214,586	6,166,645
Fidelity Series Commodity Strategy Fund	7,519,576	716,273	246,447	112,365	(6,250)	(52,714)	7,930,438	85,301
Fidelity Series Corporate Bond Fund	122,113,999	25,918,199	4,819,259	3,212,767	70,958	2,884,631	146,168,528	15,369,982
Fidelity Series Emerging Markets Debt Fund	19,889,164	2,292,556	677,730	631,806	7,179	1,090,978	22,602,147	2,697,154
Fidelity Series Emerging Markets Debt Local Currency Fund	5,570,069	422,736	172,513	-	7,094	594,158	6,421,544	650,612
Fidelity Series Emerging Markets Fund	72,211,379	5,816,839	9,928,796	-	565,116	18,550,249	87,214,787	7,557,607
Fidelity Series Emerging Markets Opportunities Fund	289,019,897	22,178,669	31,841,698	-	1,611,159	71,031,877	351,999,904	14,740,364
Fidelity Series Floating Rate High Income Fund	3,475,126	450,823	123,224	148,868	(1,034)	1,985	3,803,676	430,280
Fidelity Series Government Bond Index Fund	197,918,267	52,314,088	7,936,205	4,142,898	(224,066)	1,801,103	243,873,187	26,393,202
Fidelity Series High Income Fund	20,177,678	2,344,811	665,408	714,256	12,588	960,050	22,829,719	2,553,660
Fidelity Series International Developed Markets Bond Index Fund	163,413,835	36,035,385	5,382,900	1,649,663	(70,507)	2,270,558	196,266,371	22,507,611
Fidelity Series International Growth Fund	184,915,457	21,272,022	14,504,303	-	746,069	29,780,194	222,209,439	10,760,748
Fidelity Series International Index Fund	71,240,371	6,305,914	5,971,454	-	157,179	12,201,604	83,933,614	5,610,536
Fidelity Series International Small Cap Fund	50,637,520	195,172	6,308,135	-	(362,924)	10,729,005	54,890,638	2,702,641
Fidelity Series International Value Fund	203,310,118	15,621,116	34,740,589	-	2,824,648	37,411,568	224,426,861	13,692,914
Fidelity Series Investment Grade Bond Fund	187,867,948	43,702,603	7,466,773	4,484,329	18,187	3,000,279	227,122,244	22,266,887
Fidelity Series Investment Grade Securitized Fund	118,152,844	24,361,969	4,790,855	2,959,081	31,497	1,946,835	139,702,290	15,368,789
Fidelity Series Large Cap Growth Index Fund	216,745,033	18,081,419	31,552,451	339,435	1,620,033	62,917,357	267,811,391	9,005,090
Fidelity Series Large Cap Stock Fund	199,509,078	34,478,440	21,898,793	12,908,417	583,009	36,979,521	249,651,255	9,420,802
Fidelity Series Large Cap Value Index Fund	422,808,598	51,764,935	14,387,036	-	150,017	42,336,327	502,672,841	27,664,988
Fidelity Series Long-Term Treasury Bond Index Fund	192,860,071	32,807,102	11,999,600	3,939,216	123,627	(1,440,949)	212,350,251	38,891,987
Fidelity Series Overseas Fund	187,117,276	18,340,641	10,504,070	-	89,360	25,098,340	220,141,547	13,563,866
Fidelity Series Real Estate Income Fund	3,720,947	416,445	123,227	114,487	2,656	85,036	4,101,857	402,143
Fidelity Series Select International Small Cap Fund	678,005	2,361,446	1,104	-	(33)	566,175	3,604,489	259,129
Fidelity Series Small Cap Core Fund	97,910,862	5,663,018	14,195,161	-	78,255	20,563,958	110,020,932	8,366,611
Fidelity Series Small Cap Opportunities Fund	43,534,981	3,427,839	3,082,974	878,247	8,790	8,024,600	51,913,236	3,291,898
Fidelity Series Value Discovery Fund	153,021,636	19,819,180	5,649,320	-	43,331	12,507,086	179,741,913	10,641,913
	3,710,214,541	543,892,228	317,458,751	48,053,916	9,726,188	519,585,198	4,465,959,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,312,755,311	1,312,755,311	-	-

Domestic Equity Funds	1,786,568,228	1,786,568,228	-	-

International Equity Funds	1,366,635,865	1,366,635,865	-	-

U.S. Treasury Obligations	11,330,965	-	11,330,965	-

Money Market Funds	4,665,856	4,665,856	-	-
Total Investments in Securities:	4,481,956,225	4,470,625,260	11,330,965	-
Derivative Instruments:

Assets
Futures Contracts	1,494,443	1,494,443	-	-
Total Assets	1,494,443	1,494,443	-	-

Liabilities
Futures Contracts	(1,249,855)	(1,249,855)	-	-
Total Liabilities	(1,249,855)	(1,249,855)	-	-
Total Derivative Instruments:	244,588	244,588	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	291	(1,249,855)
Total Equity Risk	291	(1,249,855)
Interest Rate Risk
Futures Contracts (a)	1,494,152	-
Total Interest Rate Risk	1,494,152	-
Total Value of Derivatives	1,494,443	(1,249,855)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,329,743)	$11,330,965
Fidelity Central Funds (cost $4,665,856)	4,665,856
Other affiliated issuers (cost $3,671,838,728)	4,465,959,404

Total Investment in Securities (cost $3,687,834,327)		$4,481,956,225
Receivable for investments sold		32,186,908
Receivable for fund shares sold		2,913,762
Distributions receivable from Fidelity Central Funds		21,074
Total assets		4,517,077,969
Liabilities
Payable for investments purchased	$31,614,468
Payable for fund shares redeemed	3,487,532
Accrued management fee	1,048,368
Distribution and service plan fees payable	12,508
Payable for daily variation margin on futures contracts	311,046
Total liabilities		36,473,922
Net Assets		$4,480,604,047
Net Assets consist of:
Paid in capital		$3,672,666,462
Total accumulated earnings (loss)		807,937,585
Net Assets		$4,480,604,047

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($36,370,868 ÷ 2,709,719 shares)(a)		$13.42
Maximum offering price per share (100/94.25 of $13.42)		$14.24
Class M :
Net Asset Value and redemption price per share ($4,339,811 ÷ 324,728 shares)(a)		$13.36
Maximum offering price per share (100/96.50 of $13.36)		$13.84
Class C :
Net Asset Value and offering price per share ($5,006,152 ÷ 379,934 shares)(a)		$13.18
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($781,409,352 ÷ 57,852,249 shares)		$13.51
Class K :
Net Asset Value, offering price and redemption price per share ($58,713,455 ÷ 4,326,163 shares)		$13.57
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,824,414,563 ÷ 133,781,912 shares)		$13.64
Class I :
Net Asset Value, offering price and redemption price per share ($37,307,919 ÷ 2,757,712 shares)		$13.53
Class Z :
Net Asset Value, offering price and redemption price per share ($4,648,412 ÷ 342,773 shares)		$13.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,728,393,515 ÷ 126,991,848 shares)		$13.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$25,936,490
Interest		247,355
Income from Fidelity Central Funds		138,983
Total income		26,322,828
Expenses
Management fee	$5,877,929
Distribution and service plan fees	67,973
Independent trustees' fees and expenses	4,579
Total expenses before reductions	5,950,481
Expense reductions	(14)
Total expenses after reductions		5,950,467
Net Investment income (loss)		20,372,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,542)
Fidelity Central Funds	(217)
Other affiliated issuers	9,726,188
Futures contracts	(5,304,323)
Capital gain distributions from underlying funds:
Affiliated issuers	22,117,426
Total net realized gain (loss)		26,536,532
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,435
Affiliated issuers	519,585,198
Futures contracts	(602,335)
Total change in net unrealized appreciation (depreciation)		518,984,298
Net gain (loss)		545,520,830
Net increase (decrease) in net assets resulting from operations		$565,893,191
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,372,361	$67,381,326
Net realized gain (loss)	26,536,532	46,917,167
Change in net unrealized appreciation (depreciation)	518,984,298	12,512,745
Net increase (decrease) in net assets resulting from operations	565,893,191	126,811,238
Distributions to shareholders	(25,991,670)	(78,785,539)

Share transactions - net increase (decrease)	210,551,788	1,222,341,024
Total increase (decrease) in net assets	750,453,309	1,270,366,723

Net Assets
Beginning of period	3,730,150,738	2,459,784,015
End of period	$4,480,604,047	$3,730,150,738

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$11.48	$10.04	$11.42	$12.05	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.19	.21	.18	.10
Net realized and unrealized gain (loss)	1.65	.36	1.46	(1.05)	.14	4.03
Total from investment operations	1.69	.58	1.65	(.84)	.32	4.13
Distributions from net investment income	(.01)	(.20)	(.19)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.67)	(.42)
Total distributions	(.07)	(.26) C	(.21)	(.54) C	(.95)	(.54)
Net asset value, end of period	$13.42	$11.80	$11.48	$10.04	$11.42	$12.05
Total Return D,E,F	14.38%	5.02%	16.51%	(7.23)%	2.19%	49.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.72%	.73%	.78%	.78%
Expenses net of fee waivers, if any	.72 % I	.72%	.72%	.73%	.78%	.78%
Expenses net of all reductions, if any	.72% I	.72%	.72%	.73%	.78%	.78%
Net investment income (loss)	.56% I	1.82%	1.79%	2.14%	1.46%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$36,371	$29,696	$23,639	$13,309	$6,186	$2,089
Portfolio turnover rate J	15 % I	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$11.45	$10.01	$11.39	$12.01	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.02	.19	.16	.18	.15	.07
Net realized and unrealized gain (loss)	1.64	.35	1.46	(1.05)	.14	4.02
Total from investment operations	1.66	.54	1.62	(.87)	.29	4.09
Distributions from net investment income	-	(.18)	(.16)	(.19)	(.24)	(.12)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.67)	(.41)
Total distributions	(.06)	(.23)	(.18)	(.51) C	(.91)	(.54) C
Net asset value, end of period	$13.36	$11.76	$11.45	$10.01	$11.39	$12.01
Total Return D,E,F	14.20%	4.74%	16.28%	(7.51)%	2.00%	48.92%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.97%	.97%	.98%	1.03%	1.03%
Expenses net of fee waivers, if any	.97 % I	.97%	.97%	.98%	1.03%	1.03%
Expenses net of all reductions, if any	.97% I	.97%	.97%	.98%	1.03%	1.03%
Net investment income (loss)	.31% I	1.57%	1.55%	1.89%	1.21%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,340	$3,641	$3,027	$2,874	$1,913	$887
Portfolio turnover rate J	15 % I	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.33	$9.93	$11.30	$11.96	$8.44
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.12	.11	.13	.09	.02
Net realized and unrealized gain (loss)	1.63	.35	1.44	(1.03)	.12	4.00
Total from investment operations	1.62	.47	1.55	(.90)	.21	4.02
Distributions from net investment income	-	(.13)	(.13)	(.16)	(.21)	(.09)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.67)	(.41)
Total distributions	(.06)	(.18)	(.15)	(.47)	(.87) C	(.50)
Net asset value, end of period	$13.18	$11.62	$11.33	$9.93	$11.30	$11.96
Total Return D,E,F	14.02%	4.17%	15.64%	(7.85)%	1.36%	48.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47% I	1.47%	1.47%	1.48%	1.53%	1.54% J
Expenses net of fee waivers, if any	1.47 % I	1.47%	1.47%	1.48%	1.53%	1.54% J
Expenses net of all reductions, if any	1.47% I	1.47%	1.47%	1.48%	1.53%	1.54% J
Net investment income (loss)	(.19)% I	1.07%	1.04%	1.39%	.71%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,006	$3,311	$3,100	$2,301	$1,958	$1,362
Portfolio turnover rate K	15 % I	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$11.55	$10.09	$11.45	$12.07	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.22	.24	.21	.13
Net realized and unrealized gain (loss)	1.67	.36	1.46	(1.06)	.14	4.03
Total from investment operations	1.72	.60	1.68	(.82)	.35	4.16
Distributions from net investment income	(.02)	(.23)	(.21)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.08)	(.28)	(.22) C	(.54)	(.97) C	(.57)
Net asset value, end of period	$13.51	$11.87	$11.55	$10.09	$11.45	$12.07
Total Return D,E	14.59%	5.22%	16.82%	(6.99)%	2.48%	49.72%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.47% H	.47%	.47%	.48%	.53%	.53%
Expenses net of fee waivers, if any	.47 % H	.47%	.47%	.48%	.53%	.53%
Expenses net of all reductions, if any	.47% H	.47%	.47%	.48%	.53%	.53%
Net investment income (loss)	.81% H	2.06%	2.04%	2.39%	1.71%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$781,409	$630,422	$187,807	$127,296	$109,569	$37,661
Portfolio turnover rate I	15 % H	18%	17%	19%	24%	27%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.59	$10.12	$11.48	$12.09	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.06	.26	.23	.25	.22	.14
Net realized and unrealized gain (loss)	1.67	.36	1.47	(1.06)	.14	4.04
Total from investment operations	1.73	.62	1.70	(.81)	.36	4.18
Distributions from net investment income	(.02)	(.24)	(.21)	(.23)	(.29)	(.14)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.08)	(.29)	(.23)	(.55) C	(.97)	(.57)
Net asset value, end of period	$13.57	$11.92	$11.59	$10.12	$11.48	$12.09
Total Return D,E	14.59%	5.40%	16.91%	(6.91)%	2.55%	49.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.37%	.37%	.38%	.43%	.43%
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.38%	.43%	.43%
Expenses net of all reductions, if any	.37% H	.37%	.37%	.38%	.43%	.43%
Net investment income (loss)	.91% H	2.17%	2.14%	2.49%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$58,713	$50,068	$36,927	$29,257	$35,991	$24,728
Portfolio turnover rate I	15 % H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$11.64	$10.17	$11.53	$12.12	$8.50
Income from Investment Operations
Net investment income (loss) A,B	.06	.28	.24	.26	.24	.15
Net realized and unrealized gain (loss)	1.69	.36	1.47	(1.06)	.13	4.04
Total from investment operations	1.75	.64	1.71	(.80)	.37	4.19
Distributions from net investment income	(.02)	(.25)	(.22)	(.24)	(.28)	(.15)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.08)	(.31) C	(.24)	(.56) C	(.96)	(.57) C
Net asset value, end of period	$13.64	$11.97	$11.64	$10.17	$11.53	$12.12
Total Return D,E	14.72%	5.49%	16.97%	(6.79)%	2.62%	50.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H	.27%	.27%	.28%	.33%	.33%
Expenses net of fee waivers, if any	.27 % H	.27%	.27%	.28%	.33%	.33%
Expenses net of all reductions, if any	.27% H	.27%	.27%	.28%	.33%	.33%
Net investment income (loss)	1.01% H	2.28%	2.24%	2.59%	1.91%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,824,415	$1,567,830	$1,001,075	$690,861	$562,284	$1,067,514
Portfolio turnover rate I	15 % H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.56	$10.09	$11.46	$12.07	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.22	.24	.21	.13
Net realized and unrealized gain (loss)	1.68	.35	1.47	(1.07)	.14	4.02
Total from investment operations	1.73	.60	1.69	(.83)	.35	4.15
Distributions from net investment income	(.01)	(.23)	(.20)	(.23)	(.28)	(.13)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.08) C	(.28)	(.22)	(.54)	(.96)	(.56)
Net asset value, end of period	$13.53	$11.88	$11.56	$10.09	$11.46	$12.07
Total Return D,E	14.60%	5.21%	16.87%	(7.03)%	2.47%	49.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.47%	.48%	.53%	.53%
Expenses net of fee waivers, if any	.47 % H	.47%	.47%	.48%	.53%	.53%
Expenses net of all reductions, if any	.47% H	.47%	.47%	.48%	.53%	.53%
Net investment income (loss)	.81% H	2.07%	2.05%	2.39%	1.71%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$37,308	$34,544	$34,472	$32,413	$24,436	$17,238
Portfolio turnover rate I	15 % H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.58	$10.12	$11.49	$12.10	$8.49
Income from Investment Operations
Net investment income (loss) A,B	.06	.26	.23	.25	.22	.14
Net realized and unrealized gain (loss)	1.67	.36	1.47	(1.06)	.14	4.03
Total from investment operations	1.73	.62	1.70	(.81)	.36	4.17
Distributions from net investment income	(.02)	(.24)	(.22)	(.24)	(.29)	(.14)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.69)	(.43)
Total distributions	(.08)	(.29)	(.24)	(.56) C	(.97) C	(.56) C
Net asset value, end of period	$13.56	$11.91	$11.58	$10.12	$11.49	$12.10
Total Return D,E	14.59%	5.40%	16.90%	(6.90)%	2.58%	49.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.37% H	.37%	.37%	.38%	.43%	.43%
Expenses net of fee waivers, if any	.37 % H	.37%	.37%	.38%	.43%	.43%
Expenses net of all reductions, if any	.37% H	.37%	.37%	.38%	.43%	.43%
Net investment income (loss)	.91% H	2.17%	2.14%	2.49%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$4,648	$3,714	$3,389	$1,738	$1,262	$345
Portfolio turnover rate I	15 % H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$11.62	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.07	.28	.24	.26	.46
Net realized and unrealized gain (loss)	1.67	.36	1.47	(1.05)	(.33)
Total from investment operations	1.74	.64	1.71	(.79)	.13
Distributions from net investment income	(.02)	(.26)	(.23)	(.24)	(.31)
Distributions from net realized gain	(.06)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.08)	(.31)	(.24) D	(.56) D	(.99)
Net asset value, end of period	$13.61	$11.95	$11.62	$10.15	$11.50
Total Return E,F	14.67%	5.54%	17.04%	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.23%	.23%	.24%	.28% I
Expenses net of fee waivers, if any	.21 % I	.23%	.23%	.24%	.28% I
Expenses net of all reductions, if any	.21% I	.23%	.23%	.24%	.28% I
Net investment income (loss)	1.07% I	2.31%	2.28%	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,728,394	$1,406,925	$978,508	$772,627	$750,109
Portfolio turnover rate J	15 % I	18%	17%	19%	24%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	176,844	1,784,355
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	233,625	1,831,619
Fidelity Series Corporate Bond Fund (b)	4,797,920	45,628,219
Fidelity Series Emerging Markets Debt Fund (b)	2,579,166	21,613,407
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	626,991	6,188,400
Fidelity Series Floating Rate High Income Fund (b)	425,191	3,758,692
Fidelity Series Government Bond Index Fund (b)	8,268,164	76,397,834
Fidelity Series High Income Fund (b)	2,389,950	21,366,155
Fidelity Series International Developed Markets Bond Index Fund (b)	11,713,310	102,140,063
Fidelity Series Investment Grade Bond Fund (b)	6,972,906	71,123,639
Fidelity Series Investment Grade Securitized Fund (b)	4,795,584	43,591,858
Fidelity Series Long-Term Treasury Bond Index Fund (b)	39,039,840	213,157,527
Fidelity Series Real Estate Income Fund (b)	376,792	3,843,277
TOTAL BOND FUNDS (Cost $637,263,139)		612,425,045

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	21,765,968	488,863,648
Fidelity Series Commodity Strategy Fund (b)	79,822	7,421,055
Fidelity Series Large Cap Growth Index Fund (b)	10,561,351	314,094,568
Fidelity Series Large Cap Stock Fund (b)	11,048,901	292,795,883
Fidelity Series Large Cap Value Index Fund (b)	32,446,456	589,552,098
Fidelity Series Small Cap Core Fund (b)	9,807,316	128,966,208
Fidelity Series Small Cap Opportunities Fund (b)	3,858,726	60,852,103
Fidelity Series Value Discovery Fund (b)	12,481,248	210,808,285
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,533,149,675)		2,093,353,848

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	7,005,108	134,287,915
Fidelity Series Emerging Markets Fund (b)	8,576,995	98,978,520
Fidelity Series Emerging Markets Opportunities Fund (b)	16,702,399	398,853,295
Fidelity Series International Growth Fund (b)	12,554,858	259,257,823
Fidelity Series International Index Fund (b)	6,546,053	97,928,959
Fidelity Series International Small Cap Fund (b)	2,547,285	51,735,365
Fidelity Series International Value Fund (b)	15,944,695	261,333,545
Fidelity Series Overseas Fund (b)	15,857,132	257,361,256
Fidelity Series Select International Small Cap Fund (b)	243,176	3,382,575
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,187,016,636)		1,563,119,253

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,530,000	1,527,416
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	560,000	559,937
US Treasury Bills 0% 10/23/2025 (d)	4.29	2,600,000	2,593,601
US Treasury Bills 0% 10/30/2025 (d)	4.28	3,030,000	3,020,104
US Treasury Bills 0% 10/9/2025 (d)	4.30	2,230,000	2,227,987
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	630,000	625,941
US Treasury Bills 0% 12/11/2025 (d)	3.98	30,000	29,771
US Treasury Bills 0% 12/4/2025 (d)	4.06	280,000	278,060
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,861,682)			10,862,817

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,508,806)	4.21	4,507,904	4,508,806

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,372,799,938)	4,284,269,769
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,225,146)
NET ASSETS - 100.0%	4,283,044,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	206	12/19/2025	28,688,590	(65,634)	(65,634)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	887	12/19/2025	99,773,641	533,097	533,097
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	296	12/19/2025	34,067,750	32,283	32,283
CBOT US Treasury Long Bond Contracts (United States)	274	12/19/2025	31,946,688	860,739	860,739

TOTAL INTEREST RATE CONTRACTS					1,426,119

TOTAL PURCHASED					1,360,485

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	251	12/19/2025	84,571,313	(1,135,056)	(1,135,056)
ICE MSCI Emerging Markets Index Contracts (United States)	23	12/19/2025	1,563,655	335	335

TOTAL SOLD					(1,134,721)

TOTAL FUTURES CONTRACTS					225,764
The notional amount of futures purchased as a percentage of Net Assets is 4.5%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,418,679.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,312,212	39,331,014	48,134,211	132,406	(209)	-	4,508,806	4,507,904	0.0%
Total	13,312,212	39,331,014	48,134,211	132,406	(209)	-	4,508,806

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,697	164,905	159,860	20,731	749	23,864	1,784,355	176,844
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,693,868	196,032	82,500	21,147	(8,016)	32,235	1,831,619	233,625
Fidelity Series Blue Chip Growth Fund	392,706,211	44,540,592	65,727,193	12,886,222	1,659,588	115,684,450	488,863,648	21,765,968
Fidelity Series Canada Fund	91,551,795	26,618,041	2,598,475	-	(3,072)	18,719,626	134,287,915	7,005,108
Fidelity Series Commodity Strategy Fund	7,064,095	688,020	274,988	105,085	(8,041)	(48,031)	7,421,055	79,822
Fidelity Series Corporate Bond Fund	35,133,594	12,451,307	2,925,962	988,000	8,542	960,738	45,628,219	4,797,920
Fidelity Series Emerging Markets Debt Fund	18,556,624	2,776,051	752,182	591,585	(3,053)	1,035,967	21,613,407	2,579,166
Fidelity Series Emerging Markets Debt Local Currency Fund	5,392,874	408,055	192,492	-	7,972	571,991	6,188,400	626,991
Fidelity Series Emerging Markets Fund	79,813,417	7,042,784	9,241,638	-	659,196	20,704,761	98,978,520	8,576,995
Fidelity Series Emerging Markets Opportunities Fund	319,447,218	27,159,889	28,877,949	-	1,329,464	79,794,673	398,853,295	16,702,399
Fidelity Series Floating Rate High Income Fund	3,456,700	438,889	137,494	147,422	(912)	1,509	3,758,692	425,191
Fidelity Series Government Bond Index Fund	57,428,644	22,876,447	4,438,411	1,280,450	(27,950)	559,104	76,397,834	8,268,164
Fidelity Series High Income Fund	18,955,144	2,243,239	742,470	669,312	14,293	895,949	21,366,155	2,389,950
Fidelity Series International Developed Markets Bond Index Fund	79,603,183	24,735,458	3,282,819	823,544	(81,144)	1,165,385	102,140,063	11,713,310
Fidelity Series International Growth Fund	212,820,542	23,152,206	11,682,279	-	344,496	34,622,858	259,257,823	12,554,858
Fidelity Series International Index Fund	81,399,366	7,465,476	5,065,489	-	92,085	14,037,521	97,928,959	6,546,053
Fidelity Series International Small Cap Fund	48,457,184	501,775	6,822,850	-	(171,929)	9,771,185	51,735,365	2,547,285
Fidelity Series International Value Fund	229,099,905	17,935,257	31,594,885	-	1,637,078	44,256,190	261,333,545	15,944,695
Fidelity Series Investment Grade Bond Fund	54,644,897	20,218,088	4,709,992	1,386,125	(9,723)	980,369	71,123,639	6,972,906
Fidelity Series Investment Grade Securitized Fund	34,280,476	11,352,464	2,696,468	908,409	15,073	640,313	43,591,858	4,795,584
Fidelity Series Large Cap Growth Index Fund	250,106,247	22,095,547	32,833,790	394,882	1,221,365	73,505,199	314,094,568	10,561,351
Fidelity Series Large Cap Stock Fund	230,360,500	42,720,628	23,629,166	15,122,358	343,707	43,000,214	292,795,883	11,048,901
Fidelity Series Large Cap Value Index Fund	485,781,655	73,307,037	18,951,385	-	160,311	49,254,480	589,552,098	32,446,456
Fidelity Series Long-Term Treasury Bond Index Fund	186,496,735	39,057,240	11,357,106	3,828,071	72,798	(1,112,140)	213,157,527	39,039,840
Fidelity Series Overseas Fund	213,798,809	25,355,260	10,469,092	-	(73,518)	28,749,797	257,361,256	15,857,132
Fidelity Series Real Estate Income Fund	3,516,513	393,813	149,509	107,485	4,757	77,703	3,843,277	376,792
Fidelity Series Select International Small Cap Fund	637,134	2,234,150	18,677	-	1,037	528,931	3,382,575	243,176
Fidelity Series Small Cap Core Fund	112,180,477	6,971,619	14,216,787	-	362,407	23,668,492	128,966,208	9,807,316
Fidelity Series Small Cap Opportunities Fund	49,881,689	4,505,848	2,859,386	1,026,900	83,988	9,239,964	60,852,103	3,858,726
Fidelity Series Value Discovery Fund	175,342,253	27,650,657	6,756,338	-	104,865	14,466,848	210,808,285	12,481,248
	3,481,362,446	497,256,774	303,247,632	40,307,728	7,736,413	585,790,145	4,268,898,146

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	612,425,045	612,425,045	-	-

Domestic Equity Funds	2,093,353,848	2,093,353,848	-	-

International Equity Funds	1,563,119,253	1,563,119,253	-	-

U.S. Treasury Obligations	10,862,817	-	10,862,817	-

Money Market Funds	4,508,806	4,508,806	-	-
Total Investments in Securities:	4,284,269,769	4,273,406,952	10,862,817	-
Derivative Instruments:

Assets
Futures Contracts	1,426,454	1,426,454	-	-
Total Assets	1,426,454	1,426,454	-	-

Liabilities
Futures Contracts	(1,200,690)	(1,200,690)	-	-
Total Liabilities	(1,200,690)	(1,200,690)	-	-
Total Derivative Instruments:	225,764	225,764	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	335	(1,200,690)
Total Equity Risk	335	(1,200,690)
Interest Rate Risk
Futures Contracts (a)	1,426,119	-
Total Interest Rate Risk	1,426,119	-
Total Value of Derivatives	1,426,454	(1,200,690)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,861,682)	$10,862,817
Fidelity Central Funds (cost $4,508,806)	4,508,806
Other affiliated issuers (cost $3,357,429,450)	4,268,898,146

Total Investment in Securities (cost $3,372,799,938)		$4,284,269,769
Receivable for investments sold		24,801,533
Receivable for fund shares sold		4,059,497
Distributions receivable from Fidelity Central Funds		20,132
Total assets		4,313,150,931
Liabilities
Payable for investments purchased	$26,825,352
Payable for fund shares redeemed	1,978,570
Accrued management fee	998,740
Distribution and service plan fees payable	11,026
Payable for daily variation margin on futures contracts	292,620
Total liabilities		30,106,308
Net Assets		$4,283,044,623
Net Assets consist of:
Paid in capital		$3,363,892,949
Total accumulated earnings (loss)		919,151,674
Net Assets		$4,283,044,623

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($28,254,804 ÷ 1,977,157 shares)(a)		$14.29
Maximum offering price per share (100/94.25 of $14.29)		$15.16
Class M :
Net Asset Value and redemption price per share ($4,209,855 ÷ 295,259 shares)(a)		$14.26
Maximum offering price per share (100/96.50 of $14.26)		$14.78
Class C :
Net Asset Value and offering price per share ($4,198,687 ÷ 300,131 shares)(a)		$13.99
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($742,234,711 ÷ 51,524,260 shares)		$14.41
Class K :
Net Asset Value, offering price and redemption price per share ($57,452,087 ÷ 3,965,202 shares)		$14.49
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,716,718,501 ÷ 117,899,647 shares)		$14.56
Class I :
Net Asset Value, offering price and redemption price per share ($38,556,959 ÷ 2,670,753 shares)		$14.44
Class Z :
Net Asset Value, offering price and redemption price per share ($10,583,534 ÷ 729,519 shares)		$14.51
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,680,835,485 ÷ 115,622,805 shares)		$14.54
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,426,797
Interest		236,475
Income from Fidelity Central Funds		132,406
Total income		14,795,678
Expenses
Management fee	$5,623,047
Distribution and service plan fees	59,633
Independent trustees' fees and expenses	4,326
Total expenses before reductions	5,687,006
Expense reductions	(12)
Total expenses after reductions		5,686,994
Net Investment income (loss)		9,108,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,428)
Fidelity Central Funds	(209)
Other affiliated issuers	7,736,413
Futures contracts	(4,512,796)
Capital gain distributions from underlying funds:
Affiliated issuers	25,880,931
Total net realized gain (loss)		29,101,911
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,334
Affiliated issuers	585,790,145
Futures contracts	(836,043)
Total change in net unrealized appreciation (depreciation)		584,955,436
Net gain (loss)		614,057,347
Net increase (decrease) in net assets resulting from operations		$623,166,031
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,108,684	$56,214,174
Net realized gain (loss)	29,101,911	55,601,336
Change in net unrealized appreciation (depreciation)	584,955,436	8,016,658
Net increase (decrease) in net assets resulting from operations	623,166,031	119,832,168
Distributions to shareholders	(24,547,123)	(77,783,794)

Share transactions - net increase (decrease)	184,160,962	1,128,017,413
Total increase (decrease) in net assets	782,779,870	1,170,065,787

Net Assets
Beginning of period	3,500,264,753	2,330,198,966
End of period	$4,283,044,623	$3,500,264,753

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$11.95	$10.16	$11.62	$12.24	$8.27
Income from Investment Operations
Net investment income (loss) A,B	- C	.19	.17	.20	.17	.10
Net realized and unrealized gain (loss)	2.08	.43	1.81	(1.08)	.25	4.43
Total from investment operations	2.08	.62	1.98	(.88)	.42	4.53
Distributions from net investment income	-	(.19)	(.18)	(.22)	(.28)	(.13)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.08)	(.28)	(.19) D	(.58)	(1.04)	(.56)
Net asset value, end of period	$14.29	$12.29	$11.95	$10.16	$11.62	$12.24
Total Return E,F,G	17.01%	5.19%	19.65%	(7.38)%	2.97%	55.55%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.73%	.73%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.72 % J	.73%	.73%	.74%	.79%	.79%
Expenses net of all reductions, if any	.72% J	.73%	.73%	.74%	.79%	.79%
Net investment income (loss)	.04% J	1.54%	1.54%	2.05%	1.39%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$28,255	$22,716	$19,061	$10,150	$5,920	$2,843
Portfolio turnover rate K	16 % J	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$11.95	$10.16	$11.62	$12.24	$8.28
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.16	.14	.18	.14	.07
Net realized and unrealized gain (loss)	2.07	.43	1.81	(1.08)	.25	4.43
Total from investment operations	2.06	.59	1.95	(.90)	.39	4.50
Distributions from net investment income	-	(.17)	(.15)	(.20)	(.25)	(.11)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.08)	(.26)	(.16) C	(.56)	(1.01)	(.54)
Net asset value, end of period	$14.26	$12.28	$11.95	$10.16	$11.62	$12.24
Total Return D,E,F	16.86%	4.92%	19.33%	(7.59)%	2.72%	55.06%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.97% I	.98%	.98%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.97 % I	.98%	.98%	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.97% I	.98%	.98%	.99%	1.04%	1.04%
Net investment income (loss)	(.21)% I	1.28%	1.29%	1.79%	1.14%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,210	$3,518	$2,454	$1,733	$1,381	$853
Portfolio turnover rate J	16 % I	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.08	$11.78	$10.03	$11.50	$12.15	$8.25
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.10	.08	.13	.08	.02
Net realized and unrealized gain (loss)	2.04	.42	1.80	(1.07)	.24	4.39
Total from investment operations	1.99	.52	1.88	(.94)	.32	4.41
Distributions from net investment income	-	(.12)	(.11)	(.17)	(.21)	(.09)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.08)	(.22) C	(.13)	(.53)	(.97)	(.51) C
Net asset value, end of period	$13.99	$12.08	$11.78	$10.03	$11.50	$12.15
Total Return D,E,F	16.56%	4.37%	18.80%	(8.05)%	2.19%	54.23%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47% I	1.48%	1.48%	1.49%	1.54%	1.55%
Expenses net of fee waivers, if any	1.47 % I	1.48%	1.48%	1.49%	1.54%	1.55%
Expenses net of all reductions, if any	1.47% I	1.48%	1.48%	1.49%	1.54%	1.55%
Net investment income (loss)	(.71)% I	.79%	.79%	1.29%	.64%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$4,199	$3,313	$3,256	$2,670	$2,207	$1,451
Portfolio turnover rate J	16 % I	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$12.03	$10.21	$11.66	$12.28	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.02	.22	.19	.23	.20	.12
Net realized and unrealized gain (loss)	2.10	.43	1.84	(1.09)	.26	4.44
Total from investment operations	2.12	.65	2.03	(.86)	.46	4.56
Distributions from net investment income	(.01)	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.77)	(.44)
Total distributions	(.09)	(.30)	(.21)	(.59)	(1.08)	(.57) C
Net asset value, end of period	$14.41	$12.38	$12.03	$10.21	$11.66	$12.28
Total Return D,E	17.19%	5.44%	19.97%	(7.17)%	3.27%	55.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.48%	.48%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.47 % H	.48%	.48%	.49%	.54%	.54%
Expenses net of all reductions, if any	.47% H	.48%	.48%	.49%	.54%	.54%
Net investment income (loss)	.29% H	1.78%	1.79%	2.30%	1.64%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$742,235	$591,603	$221,527	$131,293	$117,037	$33,442
Portfolio turnover rate I	16 % H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.44	$12.09	$10.25	$11.70	$12.30	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.03	.24	.20	.24	.22	.13
Net realized and unrealized gain (loss)	2.10	.42	1.85	(1.09)	.26	4.45
Total from investment operations	2.13	.66	2.05	(.85)	.48	4.58
Distributions from net investment income	- C	(.22)	(.19)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.77)	(.43)
Total distributions	(.08)	(.31)	(.21)	(.60)	(1.08) D	(.58) D
Net asset value, end of period	$14.49	$12.44	$12.09	$10.25	$11.70	$12.30
Total Return E,F	17.24%	5.50%	20.11%	(7.07)%	3.39%	55.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.38% I	.38%	.38%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % I	.38%	.38%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% I	.38%	.38%	.39%	.44%	.44%
Net investment income (loss)	.38% I	1.89%	1.89%	2.40%	1.74%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$57,452	$48,618	$30,797	$24,872	$27,424	$19,429
Portfolio turnover rate J	16 % I	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$12.14	$10.30	$11.75	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.03	.25	.22	.25	.23	.15
Net realized and unrealized gain (loss)	2.12	.44	1.84	(1.10)	.25	4.45
Total from investment operations	2.15	.69	2.06	(.85)	.48	4.60
Distributions from net investment income	(.01)	(.24)	(.20)	(.24)	(.29)	(.15)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.78)	(.44)
Total distributions	(.09)	(.33)	(.22)	(.60)	(1.06) C	(.59)
Net asset value, end of period	$14.56	$12.50	$12.14	$10.30	$11.75	$12.33
Total Return D,E	17.28%	5.67%	20.16%	(6.98)%	3.46%	56.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27% H	.28%	.28%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.27 % H	.28%	.28%	.29%	.34%	.34%
Expenses net of all reductions, if any	.27% H	.28%	.28%	.29%	.34%	.34%
Net investment income (loss)	.49% H	2.00%	1.99%	2.50%	1.84%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,716,718	$1,447,206	$929,284	$611,076	$509,486	$972,867
Portfolio turnover rate I	16 % H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.04	$10.22	$11.67	$12.28	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.02	.22	.19	.23	.21	.12
Net realized and unrealized gain (loss)	2.10	.44	1.83	(1.08)	.25	4.44
Total from investment operations	2.12	.66	2.02	(.85)	.46	4.56
Distributions from net investment income	-	(.21)	(.18)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.77)	(.44)
Total distributions	(.08)	(.30)	(.20)	(.60) C	(1.07)	(.58)
Net asset value, end of period	$14.44	$12.40	$12.04	$10.22	$11.67	$12.28
Total Return D,E	17.18%	5.47%	19.89%	(7.10)%	3.23%	55.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.48%	.48%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.47 % H	.48%	.48%	.49%	.54%	.54%
Expenses net of all reductions, if any	.47% H	.48%	.48%	.49%	.54%	.54%
Net investment income (loss)	.29% H	1.79%	1.79%	2.30%	1.64%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$38,557	$34,365	$33,703	$30,849	$19,664	$11,759
Portfolio turnover rate I	16 % H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$12.10	$10.27	$11.72	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.03	.24	.21	.24	.22	.13
Net realized and unrealized gain (loss)	2.10	.43	1.84	(1.09)	.26	4.45
Total from investment operations	2.13	.67	2.05	(.85)	.48	4.58
Distributions from net investment income	- C	(.22)	(.20)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.78)	(.43)
Total distributions	(.08)	(.31)	(.22)	(.60) D	(1.09) D	(.57)
Net asset value, end of period	$14.51	$12.46	$12.10	$10.27	$11.72	$12.33
Total Return E,F	17.23%	5.56%	20.06%	(7.07)%	3.38%	55.93%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.37% I	.38%	.38%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.37 % I	.38%	.38%	.39%	.44%	.44%
Expenses net of all reductions, if any	.37% I	.38%	.38%	.39%	.44%	.44%
Net investment income (loss)	.39% I	1.89%	1.89%	2.40%	1.74%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$10,584	$8,903	$7,431	$3,728	$3,618	$138
Portfolio turnover rate J	16 % I	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$12.12	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.04	.26	.22	.25	.48
Net realized and unrealized gain (loss)	2.11	.43	1.84	(1.08)	(.26)
Total from investment operations	2.15	.69	2.06	(.83)	.22
Distributions from net investment income	(.01)	(.24)	(.21)	(.24)	(.33)
Distributions from net realized gain	(.08)	(.09)	(.02)	(.36)	(.78)
Total distributions	(.09)	(.33)	(.22) D	(.61) D	(1.10) D
Net asset value, end of period	$14.54	$12.48	$12.12	$10.28	$11.72
Total Return E,F	17.32%	5.72%	20.22%	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.24%	.24%	.25%	.29% I
Expenses net of fee waivers, if any	.21 % I	.24%	.24%	.25%	.29% I
Expenses net of all reductions, if any	.21% I	.24%	.24%	.25%	.29% I
Net investment income (loss)	.55% I	2.03%	2.03%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,680,835	$1,340,022	$914,542	$704,498	$688,642
Portfolio turnover rate J	16 % I	18%	15%	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	218,652	1,714,235
Fidelity Series Emerging Markets Debt Fund (b)	2,343,593	19,639,307
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	562,266	5,549,564
Fidelity Series Floating Rate High Income Fund (b)	382,966	3,385,424
Fidelity Series High Income Fund (b)	2,161,698	19,325,577
Fidelity Series International Developed Markets Bond Index Fund (b)	3,599,291	31,385,814
Fidelity Series Long-Term Treasury Bond Index Fund (b)	26,731,305	145,952,924
Fidelity Series Real Estate Income Fund (b)	339,345	3,461,316
TOTAL BOND FUNDS (Cost $246,838,253)		230,414,161

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	21,991,533	493,929,836
Fidelity Series Commodity Strategy Fund (b)	71,905	6,684,969
Fidelity Series Large Cap Growth Index Fund (b)	10,670,742	317,347,854
Fidelity Series Large Cap Stock Fund (b)	11,127,630	294,882,193
Fidelity Series Large Cap Value Index Fund (b)	32,730,795	594,718,542
Fidelity Series Small Cap Core Fund (b)	9,907,950	130,289,538
Fidelity Series Small Cap Opportunities Fund (b)	3,888,162	61,316,314
Fidelity Series Value Discovery Fund (b)	12,554,651	212,048,056
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,571,825,959)		2,111,217,302

International Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,928,970	132,828,361
Fidelity Series Emerging Markets Fund (b)	8,502,844	98,122,825
Fidelity Series Emerging Markets Opportunities Fund (b)	16,513,926	394,352,564
Fidelity Series International Growth Fund (b)	12,479,352	257,698,610
Fidelity Series International Index Fund (b)	6,506,814	97,341,944
Fidelity Series International Small Cap Fund (b)	2,311,237	46,941,216
Fidelity Series International Value Fund (b)	15,837,164	259,571,118
Fidelity Series Overseas Fund (b)	15,774,124	256,014,027
Fidelity Series Select International Small Cap Fund (b)	220,032	3,060,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,183,044,102)		1,545,931,308

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,290,000	1,287,821
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	900,000	899,899
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,940,000	1,935,225
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,750,000	2,741,019
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,860,000	1,858,321
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	1,690,000	1,679,110
US Treasury Bills 0% 12/4/2025 (d)	3.96 to 4.06	450,000	446,882
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,847,129)			10,848,277

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,113,794)	4.21	6,112,572	6,113,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,018,669,237)	3,904,524,842
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,176,725)
NET ASSETS - 100.0%	3,903,348,117

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	291	12/19/2025	40,526,115	(94,166)	(94,166)
ICE MSCI Emerging Markets Index Contracts (United States)	28	12/19/2025	1,903,580	20,241	20,241

TOTAL EQUITY CONTRACTS					(73,925)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	283	12/19/2025	31,833,078	169,580	169,580
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	351	12/19/2025	40,397,906	18,765	18,765
CBOT US Treasury Long Bond Contracts (United States)	698	12/19/2025	81,382,438	2,189,619	2,189,619

TOTAL INTEREST RATE CONTRACTS					2,377,964

TOTAL PURCHASED					2,304,039

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	219	12/19/2025	73,789,313	(1,018,886)	(1,018,886)

TOTAL FUTURES CONTRACTS					1,285,153
The notional amount of futures purchased as a percentage of Net Assets is 4.9%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,673,626.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,011,438	43,418,765	48,316,171	121,485	(238)	-	6,113,794	6,112,572	0.0%
Total	11,011,438	43,418,765	48,316,171	121,485	(238)	-	6,113,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,570,210	183,274	61,868	19,677	(5,593)	28,212	1,714,235	218,652
Fidelity Series Blue Chip Growth Fund	383,454,121	45,702,854	51,722,522	12,959,660	607,429	115,887,954	493,929,836	21,991,533
Fidelity Series Canada Fund	89,296,584	28,008,013	2,798,107	-	10,645	18,311,226	132,828,361	6,928,970
Fidelity Series Commodity Strategy Fund	6,302,929	637,324	206,135	94,484	(5,811)	(43,338)	6,684,969	71,905
Fidelity Series Corporate Bond Fund	31,481	226,457	263,811	3,605	5,730	143	-	-
Fidelity Series Emerging Markets Debt Fund	16,631,956	2,641,315	566,702	533,138	(5,132)	937,870	19,639,307	2,343,593
Fidelity Series Emerging Markets Debt Local Currency Fund	4,796,122	379,244	144,268	-	4,893	513,573	5,549,564	562,266
Fidelity Series Emerging Markets Fund	76,370,699	7,933,034	7,012,716	-	540,054	20,291,754	98,122,825	8,502,844
Fidelity Series Emerging Markets Opportunities Fund	305,667,434	29,822,516	20,376,344	-	1,120,018	78,118,940	394,352,564	16,513,926
Fidelity Series Floating Rate High Income Fund	3,082,798	404,960	103,110	132,302	(1,428)	2,204	3,385,424	382,966
Fidelity Series Government Bond Index Fund	163,151	820,119	989,170	3,599	6,329	(429)	-	-
Fidelity Series High Income Fund	16,912,555	2,149,279	554,692	601,151	12,291	806,144	19,325,577	2,161,698
Fidelity Series International Developed Markets Bond Index Fund	29,975,351	3,817,384	2,802,265	296,937	(51,185)	446,529	31,385,814	3,599,291
Fidelity Series International Growth Fund	207,709,337	23,413,956	7,911,319	-	89,966	34,396,670	257,698,610	12,479,352
Fidelity Series International Index Fund	79,397,175	7,339,831	3,300,872	-	49,305	13,856,505	97,341,944	6,506,814
Fidelity Series International Small Cap Fund	40,791,110	1,535,275	3,920,472	-	(81,860)	8,617,163	46,941,216	2,311,237
Fidelity Series International Value Fund	219,616,544	18,162,194	23,295,567	-	838,968	44,248,979	259,571,118	15,837,164
Fidelity Series Investment Grade Bond Fund	109,248	771,176	891,380	4,965	11,063	(107)	-	-
Fidelity Series Investment Grade Securitized Fund	31,580	220,277	252,614	3,225	723	34	-	-
Fidelity Series Large Cap Growth Index Fund	244,135,065	23,580,502	24,616,349	392,424	457,247	73,791,389	317,347,854	10,670,742
Fidelity Series Large Cap Stock Fund	224,841,922	42,386,285	15,140,046	15,149,563	133,343	42,660,689	294,882,193	11,127,630
Fidelity Series Large Cap Value Index Fund	474,666,211	86,873,408	16,225,673	-	108,076	49,296,520	594,718,542	32,730,795
Fidelity Series Long-Term Treasury Bond Index Fund	136,341,875	28,410,779	17,640,255	2,779,145	(4,356,999)	3,197,524	145,952,924	26,731,305
Fidelity Series Overseas Fund	208,540,364	26,236,717	6,993,972	-	(49,569)	28,280,487	256,014,027	15,774,124
Fidelity Series Real Estate Income Fund	3,137,559	363,812	114,255	96,417	510	73,690	3,461,316	339,345
Fidelity Series Select International Small Cap Fund	568,107	2,107,877	82,877	-	2,736	464,800	3,060,643	220,032
Fidelity Series Small Cap Core Fund	109,602,981	7,762,490	11,097,024	-	300,596	23,720,495	130,289,538	9,907,950
Fidelity Series Small Cap Opportunities Fund	48,734,798	5,745,628	2,456,549	1,029,224	71,338	9,221,099	61,316,314	3,888,162
Fidelity Series Value Discovery Fund	171,296,956	31,814,322	5,638,340	-	32,527	14,542,591	212,048,056	12,554,651
	3,103,776,223	429,450,302	227,179,274	34,099,516	(153,790)	581,669,310	3,887,562,771

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	230,414,161	230,414,161	-	-

Domestic Equity Funds	2,111,217,302	2,111,217,302	-	-

International Equity Funds	1,545,931,308	1,545,931,308	-	-

U.S. Treasury Obligations	10,848,277	-	10,848,277	-

Money Market Funds	6,113,794	6,113,794	-	-
Total Investments in Securities:	3,904,524,842	3,893,676,565	10,848,277	-
Derivative Instruments:

Assets
Futures Contracts	2,398,205	2,398,205	-	-
Total Assets	2,398,205	2,398,205	-	-

Liabilities
Futures Contracts	(1,113,052)	(1,113,052)	-	-
Total Liabilities	(1,113,052)	(1,113,052)	-	-
Total Derivative Instruments:	1,285,153	1,285,153	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	20,241	(1,113,052)
Total Equity Risk	20,241	(1,113,052)
Interest Rate Risk
Futures Contracts (a)	2,377,964	-
Total Interest Rate Risk	2,377,964	-
Total Value of Derivatives	2,398,205	(1,113,052)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,847,129)	$10,848,277
Fidelity Central Funds (cost $6,113,794)	6,113,794
Other affiliated issuers (cost $3,001,708,314)	3,887,562,771

Total Investment in Securities (cost $3,018,669,237)		$3,904,524,842
Receivable for investments sold		16,219,534
Receivable for fund shares sold		2,728,942
Distributions receivable from Fidelity Central Funds		23,001
Total assets		3,923,496,319
Liabilities
Payable for investments purchased	$18,435,391
Payable for fund shares redeemed	514,245
Accrued management fee	880,581
Distribution and service plan fees payable	10,594
Payable for daily variation margin on futures contracts	307,391
Total liabilities		20,148,202
Net Assets		$3,903,348,117
Net Assets consist of:
Paid in capital		$3,018,766,599
Total accumulated earnings (loss)		884,581,518
Net Assets		$3,903,348,117

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($25,960,972 ÷ 1,777,355 shares)(a)		$14.61
Maximum offering price per share (100/94.25 of $14.61)		$15.50
Class M :
Net Asset Value and redemption price per share ($4,173,651 ÷ 287,088 shares)(a)		$14.54
Maximum offering price per share (100/96.50 of $14.54)		$15.07
Class C :
Net Asset Value and offering price per share ($4,381,418 ÷ 306,648 shares)(a)		$14.29
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($542,121,068 ÷ 36,823,771 shares)		$14.72
Class K :
Net Asset Value, offering price and redemption price per share ($40,969,898 ÷ 2,769,894 shares)		$14.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,588,178,938 ÷ 106,781,866 shares)		$14.87
Class I :
Net Asset Value, offering price and redemption price per share ($45,373,580 ÷ 3,082,475 shares)		$14.72
Class Z :
Net Asset Value, offering price and redemption price per share ($7,480,730 ÷ 505,374 shares)		$14.80
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,644,707,862 ÷ 110,799,794 shares)		$14.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,125,398
Interest		232,120
Income from Fidelity Central Funds		121,485
Total income		8,479,003
Expenses
Management fee	$4,982,853
Distribution and service plan fees	57,887
Independent trustees' fees and expenses	3,891
Total expenses before reductions	5,044,631
Expense reductions	(26)
Total expenses after reductions		5,044,605
Net Investment income (loss)		3,434,398
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,144)
Fidelity Central Funds	(238)
Other affiliated issuers	(153,790)
Futures contracts	(4,028,876)
Capital gain distributions from underlying funds:
Affiliated issuers	25,974,118
Total net realized gain (loss)		21,789,070
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,353
Affiliated issuers	581,669,310
Futures contracts	428,749
Total change in net unrealized appreciation (depreciation)		582,099,412
Net gain (loss)		603,888,482
Net increase (decrease) in net assets resulting from operations		$607,322,880
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,434,398	$47,822,527
Net realized gain (loss)	21,789,070	49,037,488
Change in net unrealized appreciation (depreciation)	582,099,412	8,582,598
Net increase (decrease) in net assets resulting from operations	607,322,880	105,442,613
Distributions to shareholders	(21,832,604)	(67,442,718)

Share transactions - net increase (decrease)	196,345,815	1,009,158,060
Total increase (decrease) in net assets	781,836,091	1,047,157,955

Net Assets
Beginning of period	3,121,512,026	2,074,354,071
End of period	$3,903,348,117	$3,121,512,026

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.06	$10.18	$11.64	$12.26	$8.29
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.16	.20	.17	.10
Net realized and unrealized gain (loss)	2.31	.44	1.92	(1.07)	.26	4.42
Total from investment operations	2.29	.62	2.08	(.87)	.43	4.52
Distributions from net investment income	-	(.18)	(.17)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.09)	(.27)	(.20)	(.59)	(1.05)	(.55)
Net asset value, end of period	$14.61	$12.41	$12.06	$10.18	$11.64	$12.26
Total Return C,D,E	18.54%	5.15%	20.59%	(7.27)%	3.02%	55.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73 % H	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions, if any	.73% H	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	(.24)% H	1.43%	1.47%	2.05%	1.38%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$25,961	$20,699	$15,911	$7,582	$3,782	$1,963
Portfolio turnover rate I	13 % H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$12.03	$10.15	$11.61	$12.23	$8.27
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.15	.13	.18	.14	.07
Net realized and unrealized gain (loss)	2.29	.44	1.92	(1.08)	.26	4.42
Total from investment operations	2.26	.59	2.05	(.90)	.40	4.49
Distributions from net investment income	-	(.16)	(.14)	(.19)	(.25)	(.10)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.09)	(.25)	(.17)	(.56)	(1.02)	(.53)
Net asset value, end of period	$14.54	$12.37	$12.03	$10.15	$11.61	$12.23
Total Return C,D,E	18.36%	4.90%	20.35%	(7.55)%	2.78%	55.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % H	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.98% H	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	(.49)% H	1.18%	1.22%	1.80%	1.13%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,174	$3,278	$3,136	$2,301	$2,547	$1,787
Portfolio turnover rate I	13 % H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.87	$10.03	$11.50	$12.16	$8.26
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.08	.08	.13	.08	.02
Net realized and unrealized gain (loss)	2.26	.44	1.89	(1.07)	.25	4.40
Total from investment operations	2.19	.52	1.97	(.94)	.33	4.42
Distributions from net investment income	-	(.11)	(.10)	(.16)	(.22)	(.09)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.42)
Total distributions	(.09)	(.20)	(.13)	(.53)	(.99)	(.52) C
Net asset value, end of period	$14.29	$12.19	$11.87	$10.03	$11.50	$12.16
Total Return D,E,F	18.05%	4.39%	19.78%	(8.03)%	2.21%	54.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions, if any	1.48% I	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	(1.00)% I	.68%	.72%	1.30%	.63%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$4,381	$3,569	$3,417	$2,728	$2,380	$1,151
Portfolio turnover rate J	13 % I	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$12.13	$10.22	$11.67	$12.29	$8.30
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.23	.20	.12
Net realized and unrealized gain (loss)	2.32	.44	1.93	(1.08)	.26	4.44
Total from investment operations	2.32	.65	2.12	(.85)	.46	4.56
Distributions from net investment income	-	(.20)	(.18)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.44)
Total distributions	(.09)	(.29)	(.21)	(.60)	(1.08)	(.57) D
Net asset value, end of period	$14.72	$12.49	$12.13	$10.22	$11.67	$12.29
Total Return E,F	18.66%	5.38%	20.94%	(7.08)%	3.27%	55.82%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.68%	1.72%	2.30%	1.63%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$542,121	$417,606	$140,492	$78,179	$63,196	$23,283
Portfolio turnover rate J	13 % I	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.18	$10.25	$11.69	$12.30	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.20	.24	.22	.13
Net realized and unrealized gain (loss)	2.32	.44	1.94	(1.08)	.25	4.45
Total from investment operations	2.33	.67	2.14	(.84)	.47	4.58
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.31)	(.15)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.09)	(.30)	(.21) C	(.60)	(1.08)	(.58)
Net asset value, end of period	$14.79	$12.55	$12.18	$10.25	$11.69	$12.30
Total Return D,E	18.65%	5.49%	21.09%	(6.94)%	3.35%	56.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.09% H	1.78%	1.82%	2.40%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$40,970	$33,011	$25,058	$19,815	$24,152	$20,125
Portfolio turnover rate I	13 % H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$12.24	$10.30	$11.75	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.21	.25	.23	.15
Net realized and unrealized gain (loss)	2.34	.45	1.96	(1.09)	.26	4.45
Total from investment operations	2.35	.69	2.17	(.84)	.49	4.60
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.29)	(.15)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.78)	(.44)
Total distributions	(.09)	(.32)	(.23)	(.61)	(1.07)	(.59)
Net asset value, end of period	$14.87	$12.61	$12.24	$10.30	$11.75	$12.33
Total Return C,D	18.72%	5.59%	21.22%	(6.91)%	3.51%	56.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28% G	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28 % G	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions, if any	.28% G	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	.21% G	1.88%	1.92%	2.50%	1.83%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,588,179	$1,306,965	$832,662	$540,024	$445,959	$828,827
Portfolio turnover rate H	13 % G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$12.13	$10.21	$11.67	$12.28	$8.30
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.23	.21	.12
Net realized and unrealized gain (loss)	2.32	.44	1.94	(1.08)	.25	4.44
Total from investment operations	2.32	.65	2.13	(.85)	.46	4.56
Distributions from net investment income	-	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.77)	(.44)
Total distributions	(.09)	(.29)	(.21)	(.61)	(1.07)	(.58)
Net asset value, end of period	$14.72	$12.49	$12.13	$10.21	$11.67	$12.28
Total Return D,E	18.66%	5.36%	20.99%	(7.09)%	3.28%	55.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % H	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% H	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% H	1.68%	1.72%	2.30%	1.63%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$45,374	$38,803	$36,557	$32,946	$17,038	$10,354
Portfolio turnover rate I	13 % H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.19	$10.26	$11.71	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.20	.24	.22	.13
Net realized and unrealized gain (loss)	2.32	.44	1.95	(1.09)	.25	4.46
Total from investment operations	2.33	.67	2.15	(.85)	.47	4.59
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.79)	(.43)
Total distributions	(.09)	(.30)	(.22)	(.60)	(1.09) C	(.58) C
Net asset value, end of period	$14.80	$12.56	$12.19	$10.26	$11.71	$12.33
Total Return D,E	18.64%	5.51%	21.14%	(7.00)%	3.37%	55.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.11% H	1.78%	1.82%	2.40%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$7,481	$6,524	$5,574	$2,715	$2,779	$329
Portfolio turnover rate I	13 % H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$12.21	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.21	.26	.48
Net realized and unrealized gain (loss)	2.33	.44	1.96	(1.10)	(.25)
Total from investment operations	2.35	.69	2.17	(.84)	.23
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.09)	(.03)	(.37)	(.78)
Total distributions	(.09)	(.32)	(.23)	(.61)	(1.11)
Net asset value, end of period	$14.84	$12.58	$12.21	$10.27	$11.72
Total Return D,E	18.77%	5.65%	21.30%	(6.90)%	1.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.22% H	.25%	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.22 % H	.25%	.25%	.25%	.29% H
Expenses net of all reductions, if any	.22% H	.25%	.25%	.25%	.29% H
Net investment income (loss)	.27% H	1.92%	1.96%	2.54%	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,644,708	$1,291,056	$861,581	$644,664	$625,889
Portfolio turnover rate I	13 % H	17%	13%	16%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	192,108	1,506,130
Fidelity Series Emerging Markets Debt Fund (b)	2,061,374	17,274,317
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	494,859	4,884,257
Fidelity Series Floating Rate High Income Fund (b)	336,507	2,974,724
Fidelity Series High Income Fund (b)	1,901,856	17,002,597
Fidelity Series International Developed Markets Bond Index Fund (b)	3,165,527	27,603,397
Fidelity Series Long-Term Treasury Bond Index Fund (b)	22,314,871	121,839,197
Fidelity Series Real Estate Income Fund (b)	298,470	3,044,397
TOTAL BOND FUNDS (Cost $207,200,456)		196,129,016

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	19,386,320	435,416,758
Fidelity Series Commodity Strategy Fund (b)	63,253	5,880,614
Fidelity Series Large Cap Growth Index Fund (b)	9,406,617	279,752,804
Fidelity Series Large Cap Stock Fund (b)	9,812,431	260,029,413
Fidelity Series Large Cap Value Index Fund (b)	28,857,962	524,349,161
Fidelity Series Small Cap Core Fund (b)	8,735,479	114,871,554
Fidelity Series Small Cap Opportunities Fund (b)	3,423,200	53,983,859
Fidelity Series Value Discovery Fund (b)	11,072,225	187,009,873
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,387,905,384)		1,861,294,036

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,118,525	117,292,127
Fidelity Series Emerging Markets Fund (b)	7,488,214	86,413,992
Fidelity Series Emerging Markets Opportunities Fund (b)	14,549,862	347,450,694
Fidelity Series International Growth Fund (b)	10,997,254	227,093,293
Fidelity Series International Index Fund (b)	5,728,272	85,694,944
Fidelity Series International Small Cap Fund (b)	2,036,041	41,351,986
Fidelity Series International Value Fund (b)	13,911,242	228,005,260
Fidelity Series Overseas Fund (b)	13,855,652	224,877,227
Fidelity Series Select International Small Cap Fund (b)	193,493	2,691,485
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,039,722,857)		1,360,871,008

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	1,140,000	1,138,074
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	860,000	859,904
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,650,000	1,645,939
US Treasury Bills 0% 10/30/2025 (d)	4.28	2,440,000	2,432,031
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,610,000	1,608,547
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	1,420,000	1,410,850
US Treasury Bills 0% 12/4/2025 (d)	4.06	440,000	436,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,531,287)			9,532,296

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,339,756)	4.21	5,338,688	5,339,756

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,649,699,740)	3,433,166,112
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,042,716)
NET ASSETS - 100.0%	3,432,123,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	266	12/19/2025	37,044,490	(87,384)	(87,384)
ICE MSCI Emerging Markets Index Contracts (United States)	22	12/19/2025	1,495,670	15,913	15,913

TOTAL EQUITY CONTRACTS					(71,471)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	249	12/19/2025	28,008,609	149,038	149,038
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	341	12/19/2025	39,246,969	11,972	11,972
CBOT US Treasury Long Bond Contracts (United States)	614	12/19/2025	71,588,563	1,923,667	1,923,667

TOTAL INTEREST RATE CONTRACTS					2,084,677

TOTAL PURCHASED					2,013,206

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	192	12/19/2025	64,692,000	(893,270)	(893,270)

TOTAL FUTURES CONTRACTS					1,119,936
The notional amount of futures purchased as a percentage of Net Assets is 5.1%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,492,554.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,737,244	38,071,865	42,469,142	106,802	(211)	-	5,339,756	5,338,688	0.0%
Total	9,737,244	38,071,865	42,469,142	106,802	(211)	-	5,339,756

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,374,918	159,701	48,466	17,204	(4,229)	24,206	1,506,130	192,108
Fidelity Series Blue Chip Growth Fund	336,385,241	39,650,872	42,763,456	11,377,372	460,129	101,683,972	435,416,758	19,386,320
Fidelity Series Canada Fund	78,332,452	25,031,561	2,139,894	-	16,504	16,051,504	117,292,127	6,118,525
Fidelity Series Commodity Strategy Fund	5,529,134	555,306	161,393	82,972	(6,335)	(36,098)	5,880,614	63,253
Fidelity Series Corporate Bond Fund	26,703	198,934	230,955	3,173	5,206	112	-	-
Fidelity Series Emerging Markets Debt Fund	14,588,766	2,310,322	443,793	467,618	(3,243)	822,265	17,274,317	2,061,374
Fidelity Series Emerging Markets Debt Local Currency Fund	4,212,208	329,831	112,921	-	3,170	451,969	4,884,257	494,859
Fidelity Series Emerging Markets Fund	66,995,368	6,893,587	5,751,578	-	486,263	17,790,352	86,413,992	7,488,214
Fidelity Series Emerging Markets Opportunities Fund	268,143,237	26,016,204	16,233,100	-	1,237,401	68,286,952	347,450,694	14,549,862
Fidelity Series Floating Rate High Income Fund	2,701,403	353,421	80,776	115,926	(673)	1,349	2,974,724	336,507
Fidelity Series Government Bond Index Fund	145,079	722,078	872,366	3,120	5,601	(392)	-	-
Fidelity Series High Income Fund	14,836,282	1,882,544	434,479	527,324	10,711	707,539	17,002,597	1,901,856
Fidelity Series International Developed Markets Bond Index Fund	26,272,735	3,364,002	2,380,863	259,879	(43,520)	391,043	27,603,397	3,165,527
Fidelity Series International Growth Fund	182,212,097	20,404,557	5,766,620	-	12,629	30,230,630	227,093,293	10,997,254
Fidelity Series International Index Fund	69,650,407	6,408,816	2,558,881	-	35,716	12,158,886	85,694,944	5,728,272
Fidelity Series International Small Cap Fund	35,789,900	1,452,305	3,371,926	-	(88,579)	7,570,286	41,351,986	2,036,041
Fidelity Series International Value Fund	192,656,494	15,634,150	19,829,475	-	660,587	38,883,504	228,005,260	13,911,242
Fidelity Series Investment Grade Bond Fund	97,945	679,116	786,682	4,313	9,730	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	26,784	193,584	221,161	2,840	771	22	-	-
Fidelity Series Large Cap Growth Index Fund	214,168,998	20,369,701	19,901,127	343,477	243,164	64,872,068	279,752,804	9,406,617
Fidelity Series Large Cap Stock Fund	197,243,016	37,667,144	12,408,566	13,291,489	97,569	37,430,250	260,029,413	9,812,431
Fidelity Series Large Cap Value Index Fund	416,397,127	77,321,787	12,734,185	-	60,223	43,304,209	524,349,161	28,857,962
Fidelity Series Long-Term Treasury Bond Index Fund	119,603,454	24,823,357	21,589,615	2,437,611	(7,110,321)	6,112,322	121,839,197	22,314,871
Fidelity Series Overseas Fund	182,940,590	22,601,482	5,411,735	-	(48,224)	24,795,114	224,877,227	13,855,652
Fidelity Series Real Estate Income Fund	2,751,511	316,109	88,365	84,620	1,366	63,776	3,044,397	298,470
Fidelity Series Select International Small Cap Fund	498,058	1,933,226	153,183	-	5,299	408,085	2,691,485	193,493
Fidelity Series Small Cap Core Fund	96,150,899	6,756,382	9,115,416	-	180,662	20,899,027	114,871,554	8,735,479
Fidelity Series Small Cap Opportunities Fund	42,752,760	5,106,455	2,024,980	904,530	73,438	8,076,186	53,983,859	3,423,200
Fidelity Series Value Discovery Fund	150,264,015	28,369,973	4,417,141	-	21,164	12,771,862	187,009,873	11,072,225
	2,722,747,581	377,506,507	192,033,098	29,923,468	(3,677,821)	513,750,891	3,418,294,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	196,129,016	196,129,016	-	-

Domestic Equity Funds	1,861,294,036	1,861,294,036	-	-

International Equity Funds	1,360,871,008	1,360,871,008	-	-

U.S. Treasury Obligations	9,532,296	-	9,532,296	-

Money Market Funds	5,339,756	5,339,756	-	-
Total Investments in Securities:	3,433,166,112	3,423,633,816	9,532,296	-
Derivative Instruments:

Assets
Futures Contracts	2,100,590	2,100,590	-	-
Total Assets	2,100,590	2,100,590	-	-

Liabilities
Futures Contracts	(980,654)	(980,654)	-	-
Total Liabilities	(980,654)	(980,654)	-	-
Total Derivative Instruments:	1,119,936	1,119,936	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	15,913	(980,654)
Total Equity Risk	15,913	(980,654)
Interest Rate Risk
Futures Contracts (a)	2,084,677	-
Total Interest Rate Risk	2,084,677	-
Total Value of Derivatives	2,100,590	(980,654)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,531,287)	$9,532,296
Fidelity Central Funds (cost $5,339,756)	5,339,756
Other affiliated issuers (cost $2,634,828,697)	3,418,294,060

Total Investment in Securities (cost $2,649,699,740)		$3,433,166,112
Receivable for investments sold		17,651,210
Receivable for fund shares sold		3,231,376
Distributions receivable from Fidelity Central Funds		20,150
Total assets		3,454,068,848
Liabilities
Payable for investments purchased	$19,223,847
Payable for fund shares redeemed	1,662,177
Accrued management fee	775,566
Distribution and service plan fees payable	9,581
Payable for daily variation margin on futures contracts	274,281
Total liabilities		21,945,452
Net Assets		$3,432,123,396
Net Assets consist of:
Paid in capital		$2,652,172,781
Total accumulated earnings (loss)		779,950,615
Net Assets		$3,432,123,396

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,983,364 ÷ 1,505,259 shares)(a)		$14.60
Maximum offering price per share (100/94.25 of $14.60)		$15.49
Class M :
Net Asset Value and redemption price per share ($3,226,275 ÷ 222,401 shares)(a)		$14.51
Maximum offering price per share (100/96.50 of $14.51)		$15.04
Class C :
Net Asset Value and offering price per share ($4,627,688 ÷ 324,948 shares)(a)		$14.24
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($448,848,844 ÷ 30,543,671 shares)		$14.70
Class K :
Net Asset Value, offering price and redemption price per share ($42,473,522 ÷ 2,877,774 shares)		$14.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,474,661,533 ÷ 99,339,993 shares)		$14.84
Class I :
Net Asset Value, offering price and redemption price per share ($54,981,266 ÷ 3,740,240 shares)		$14.70
Class Z :
Net Asset Value, offering price and redemption price per share ($4,750,418 ÷ 321,143 shares)		$14.79
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,376,570,486 ÷ 92,939,244 shares)		$14.81
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,127,150
Interest		203,788
Income from Fidelity Central Funds		106,802
Total income		7,437,740
Expenses
Management fee	$4,387,766
Distribution and service plan fees	51,918
Independent trustees' fees and expenses	3,412
Total expenses before reductions	4,443,096
Expense reductions	(19)
Total expenses after reductions		4,443,077
Net Investment income (loss)		2,994,663
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,871)
Fidelity Central Funds	(211)
Other affiliated issuers	(3,677,821)
Futures contracts	(3,478,994)
Capital gain distributions from underlying funds:
Affiliated issuers	22,796,318
Total net realized gain (loss)		15,637,421
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,186
Affiliated issuers	513,750,891
Futures contracts	345,536
Total change in net unrealized appreciation (depreciation)		514,097,613
Net gain (loss)		529,735,034
Net increase (decrease) in net assets resulting from operations		$532,729,697
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,994,663	$42,190,228
Net realized gain (loss)	15,637,421	43,832,397
Change in net unrealized appreciation (depreciation)	514,097,613	10,122,408
Net increase (decrease) in net assets resulting from operations	532,729,697	96,145,033
Distributions to shareholders	(18,956,888)	(61,328,716)

Share transactions - net increase (decrease)	180,045,241	855,258,203
Total increase (decrease) in net assets	693,818,050	890,074,520

Net Assets
Beginning of period	2,738,305,346	1,848,230,826
End of period	$3,432,123,396	$2,738,305,346

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.07	$10.18	$11.63	$12.24	$8.26
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.16	.20	.18	.10
Net realized and unrealized gain (loss)	2.30	.44	1.92	(1.07)	.24	4.42
Total from investment operations	2.28	.62	2.08	(.87)	.42	4.52
Distributions from net investment income	-	(.18)	(.17)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.09)	(.28)	(.19)	(.58)	(1.03)	(.54) C
Net asset value, end of period	$14.60	$12.41	$12.07	$10.18	$11.63	$12.24
Total Return D,E,F	18.45%	5.14%	20.61%	(7.26)%	2.97%	55.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73 % I	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions, if any	.73% I	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	(.24)% I	1.41%	1.46%	2.07%	1.47%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$21,983	$17,216	$13,216	$8,070	$4,292	$2,103
Portfolio turnover rate J	12 % I	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$12.01	$10.14	$11.59	$12.20	$8.24
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.15	.13	.18	.15	.07
Net realized and unrealized gain (loss)	2.29	.44	1.91	(1.07)	.25	4.40
Total from investment operations	2.26	.59	2.04	(.89)	.40	4.47
Distributions from net investment income	-	(.16)	(.15)	(.20)	(.25)	(.10)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.09)	(.26)	(.17)	(.56)	(1.01) C	(.51)
Net asset value, end of period	$14.51	$12.34	$12.01	$10.14	$11.59	$12.20
Total Return D,E,F	18.39%	4.90%	20.27%	(7.51)%	2.77%	55.03%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % I	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.98% I	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	(.49)% I	1.16%	1.21%	1.82%	1.22%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$3,226	$2,594	$1,735	$1,167	$965	$686
Portfolio turnover rate J	12 % I	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$11.85	$10.02	$11.49	$12.12	$8.21
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.08	.08	.13	.09	.02
Net realized and unrealized gain (loss)	2.25	.44	1.89	(1.07)	.25	4.37
Total from investment operations	2.18	.52	1.97	(.94)	.34	4.39
Distributions from net investment income	-	(.12)	(.11)	(.16)	(.22)	(.07)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.09)	(.22)	(.14) C	(.53) C	(.97)	(.48)
Net asset value, end of period	$14.24	$12.15	$11.85	$10.02	$11.49	$12.12
Total Return D,E,F	18.02%	4.40%	19.72%	(8.06)%	2.35%	54.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions, if any	1.48% I	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	(1.00)% I	.66%	.71%	1.32%	.72%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$4,628	$3,854	$3,133	$2,095	$1,540	$978
Portfolio turnover rate J	12 % I	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$12.12	$10.20	$11.65	$12.25	$8.26
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.23	.21	.13
Net realized and unrealized gain (loss)	2.32	.44	1.94	(1.09)	.25	4.42
Total from investment operations	2.32	.65	2.13	(.86)	.46	4.55
Distributions from net investment income	-	(.20)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.09)	(.30)	(.21)	(.59)	(1.06)	(.56)
Net asset value, end of period	$14.70	$12.47	$12.12	$10.20	$11.65	$12.25
Total Return D,E	18.68%	5.37%	21.03%	(7.16)%	3.30%	55.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % H	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% H	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% H	1.66%	1.71%	2.32%	1.72%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$448,849	$351,364	$133,617	$78,142	$61,158	$27,448
Portfolio turnover rate I	12 % H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$12.16	$10.23	$11.68	$12.27	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.20	.24	.23	.13
Net realized and unrealized gain (loss)	2.32	.45	1.94	(1.09)	.25	4.43
Total from investment operations	2.33	.67	2.14	(.85)	.48	4.56
Distributions from net investment income	-	(.22)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.09)	(.31) C	(.21)	(.60) C	(1.07)	(.56)
Net asset value, end of period	$14.76	$12.52	$12.16	$10.23	$11.68	$12.27
Total Return D,E	18.69%	5.54%	21.09%	(7.08)%	3.43%	55.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.09% H	1.76%	1.81%	2.42%	1.82%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$42,474	$34,768	$18,519	$13,390	$15,640	$11,248
Portfolio turnover rate I	12 % H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$12.22	$10.28	$11.72	$12.29	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.21	.25	.24	.15
Net realized and unrealized gain (loss)	2.34	.44	1.95	(1.08)	.25	4.43
Total from investment operations	2.35	.68	2.16	(.83)	.49	4.58
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.77)	(.42)
Total distributions	(.09)	(.32) C	(.22)	(.61) C	(1.06) C	(.57)
Net asset value, end of period	$14.84	$12.58	$12.22	$10.28	$11.72	$12.29
Total Return D,E	18.76%	5.59%	21.19%	(6.89)%	3.52%	56.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28 % H	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions, if any	.28% H	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	.21% H	1.88%	1.91%	2.52%	1.92%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,474,662	$1,206,793	$798,740	$508,454	$417,397	$681,408
Portfolio turnover rate I	12 % H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$12.12	$10.20	$11.65	$12.25	$8.26
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.18	.23	.22	.12
Net realized and unrealized gain (loss)	2.32	.44	1.94	(1.08)	.24	4.42
Total from investment operations	2.32	.65	2.12	(.85)	.46	4.54
Distributions from net investment income	-	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.09)	(.30)	(.20)	(.60)	(1.06)	(.55) D
Net asset value, end of period	$14.70	$12.47	$12.12	$10.20	$11.65	$12.25
Total Return E,F	18.68%	5.36%	20.96%	(7.06)%	3.27%	55.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.66%	1.71%	2.32%	1.72%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$54,981	$47,583	$45,783	$38,986	$15,494	$7,177
Portfolio turnover rate J	12 % I	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.18	$10.25	$11.70	$12.30	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.01	.22	.20	.24	.23	.13
Net realized and unrealized gain (loss)	2.32	.46	1.95	(1.09)	.25	4.45
Total from investment operations	2.33	.68	2.15	(.85)	.48	4.58
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.77)	(.42)
Total distributions	(.09)	(.31)	(.22) C	(.60) C	(1.08)	(.56)
Net asset value, end of period	$14.79	$12.55	$12.18	$10.25	$11.70	$12.30
Total Return D,E	18.64%	5.56%	21.10%	(7.07)%	3.40%	56.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.11% H	1.76%	1.81%	2.42%	1.81%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$4,750	$4,131	$3,962	$1,985	$2,142	$138
Portfolio turnover rate I	12 % H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.19	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.02	.24	.21	.26	.48
Net realized and unrealized gain (loss)	2.33	.45	1.95	(1.09)	(.25)
Total from investment operations	2.35	.69	2.16	(.83)	.23
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.10)	(.02)	(.36)	(.77)
Total distributions	(.09)	(.33)	(.23) D	(.61) D	(1.09) D
Net asset value, end of period	$14.81	$12.55	$12.19	$10.26	$11.70
Total Return E,F	18.80%	5.66%	21.18%	(6.88)%	1.38%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.22% I	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.22 % I	.25%	.25%	.25%	.29% I
Expenses net of all reductions, if any	.22% I	.25%	.25%	.25%	.29% I
Net investment income (loss)	.27% I	1.90%	1.95%	2.56%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,376,570	$1,070,002	$705,793	$514,263	$484,158
Portfolio turnover rate J	12 % I	18%	13%	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	135,827	1,064,880
Fidelity Series Emerging Markets Debt Fund (b)	1,454,410	12,187,958
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	345,377	3,408,870
Fidelity Series Floating Rate High Income Fund (b)	236,794	2,093,257
Fidelity Series High Income Fund (b)	1,340,111	11,980,597
Fidelity Series International Developed Markets Bond Index Fund (b)	2,006,403	17,495,837
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,209,478	83,043,749
Fidelity Series Real Estate Income Fund (b)	209,651	2,138,436
TOTAL BOND FUNDS (Cost $138,410,315)		133,413,584

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	13,626,017	306,040,349
Fidelity Series Commodity Strategy Fund (b)	44,468	4,134,156
Fidelity Series Large Cap Growth Index Fund (b)	6,611,580	196,628,383
Fidelity Series Large Cap Stock Fund (b)	6,899,232	182,829,644
Fidelity Series Large Cap Value Index Fund (b)	20,287,033	368,615,393
Fidelity Series Small Cap Core Fund (b)	6,134,034	80,662,551
Fidelity Series Small Cap Opportunities Fund (b)	2,393,177	37,740,406
Fidelity Series Value Discovery Fund (b)	7,786,193	131,508,799
TOTAL DOMESTIC EQUITY FUNDS (Cost $994,225,015)		1,308,159,681

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,304,405	82,515,447
Fidelity Series Emerging Markets Fund (b)	5,263,658	60,742,614
Fidelity Series Emerging Markets Opportunities Fund (b)	10,228,154	244,248,321
Fidelity Series International Growth Fund (b)	7,723,021	159,480,377
Fidelity Series International Index Fund (b)	4,017,283	60,098,555
Fidelity Series International Small Cap Fund (b)	1,427,535	28,993,229
Fidelity Series International Value Fund (b)	9,759,136	159,952,239
Fidelity Series Overseas Fund (b)	9,720,325	157,760,875
Fidelity Series Select International Small Cap Fund (b)	135,575	1,885,850
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $738,070,795)		955,677,507

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	760,000	758,716
US Treasury Bills 0% 10/2/2025	4.26 to 4.29	610,000	609,932
US Treasury Bills 0% 10/23/2025 (d)	4.29	1,140,000	1,137,194
US Treasury Bills 0% 10/30/2025 (d)	4.28	1,640,000	1,634,644
US Treasury Bills 0% 10/9/2025 (d)	4.30	1,140,000	1,138,971
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	960,000	953,814
US Treasury Bills 0% 12/4/2025 (d)	4.06	390,000	387,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,619,863)			6,620,568

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,666,468)	4.21	3,665,734	3,666,468

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,880,992,456)	2,407,537,808
NET OTHER ASSETS (LIABILITIES) - 0.0%	(734,926)
NET ASSETS - 100.0%	2,406,802,882

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	190	12/19/2025	26,460,350	(62,955)	(62,955)
ICE MSCI Emerging Markets Index Contracts (United States)	15	12/19/2025	1,019,775	10,881	10,881

TOTAL EQUITY CONTRACTS					(52,074)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	174	12/19/2025	19,572,281	104,425	104,425
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	243	12/19/2025	27,967,781	7,994	7,994
CBOT US Treasury Long Bond Contracts (United States)	430	12/19/2025	50,135,313	1,344,491	1,344,491

TOTAL INTEREST RATE CONTRACTS					1,456,910

TOTAL PURCHASED					1,404,836

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	135	12/19/2025	45,486,563	(623,408)	(623,408)

TOTAL FUTURES CONTRACTS					781,428
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,930,708.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,645,849	26,382,878	29,362,113	72,915	(146)	-	3,666,468	3,665,734	0.0%
Total	6,645,849	26,382,878	29,362,113	72,915	(146)	-	3,666,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,185	130,268	23,835	11,911	142	14,120	1,064,880	135,827
Fidelity Series Blue Chip Growth Fund	230,588,286	30,859,227	26,088,452	7,961,475	(206,899)	70,888,187	306,040,349	13,626,017
Fidelity Series Canada Fund	53,693,309	18,700,372	990,252	-	12,377	11,099,641	82,515,447	4,304,405
Fidelity Series Commodity Strategy Fund	3,790,068	450,553	79,395	58,177	(674)	(26,396)	4,134,156	44,468
Fidelity Series Corporate Bond Fund	19,214	136,298	159,190	2,192	3,614	64	-	-
Fidelity Series Emerging Markets Debt Fund	10,030,501	1,804,180	218,187	324,961	4,559	566,905	12,187,958	1,454,410
Fidelity Series Emerging Markets Debt Local Currency Fund	2,877,079	274,019	55,560	-	1,798	311,534	3,408,870	345,377
Fidelity Series Emerging Markets Fund	45,923,841	5,508,402	3,377,598	-	270,099	12,417,870	60,742,614	5,263,658
Fidelity Series Emerging Markets Opportunities Fund	183,806,127	20,953,599	8,769,571	-	512,128	47,746,038	244,248,321	10,228,154
Fidelity Series Floating Rate High Income Fund	1,854,677	277,675	39,725	80,414	(350)	980	2,093,257	236,794
Fidelity Series Government Bond Index Fund	112,432	486,699	602,308	1,741	3,492	(315)	-	-
Fidelity Series High Income Fund	10,169,743	1,526,166	213,911	365,363	4,954	493,645	11,980,597	1,340,111
Fidelity Series International Developed Markets Bond Index Fund	18,015,433	2,630,416	3,391,402	179,175	(64,998)	306,388	17,495,837	2,006,403
Fidelity Series International Growth Fund	124,931,645	16,461,958	2,851,517	-	(279)	20,938,570	159,480,377	7,723,021
Fidelity Series International Index Fund	47,743,851	5,290,366	1,372,018	-	11,940	8,424,416	60,098,555	4,017,283
Fidelity Series International Small Cap Fund	24,524,541	1,363,313	2,051,142	-	(33,680)	5,190,197	28,993,229	1,427,535
Fidelity Series International Value Fund	132,019,474	12,750,975	12,194,606	-	270,745	27,105,651	159,952,239	9,759,136
Fidelity Series Investment Grade Bond Fund	80,328	456,652	542,863	2,500	5,992	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	19,264	132,628	152,454	1,962	555	7	-	-
Fidelity Series Large Cap Growth Index Fund	146,811,812	16,334,141	11,631,138	237,410	13,181	45,100,387	196,628,383	6,611,580
Fidelity Series Large Cap Stock Fund	135,208,160	28,800,754	7,170,223	9,216,374	30,438	25,960,515	182,829,644	6,899,232
Fidelity Series Large Cap Value Index Fund	285,419,349	59,478,038	6,424,446	-	(6,828)	30,149,280	368,615,393	20,287,033
Fidelity Series Long-Term Treasury Bond Index Fund	81,984,275	18,328,582	16,620,769	1,688,020	(5,608,434)	4,960,095	83,043,749	15,209,478
Fidelity Series Overseas Fund	125,402,369	17,932,009	2,660,383	-	(18,188)	17,105,068	157,760,875	9,720,325
Fidelity Series Real Estate Income Fund	1,886,682	252,453	45,939	58,690	886	44,354	2,138,436	209,651
Fidelity Series Select International Small Cap Fund	341,097	1,352,601	93,630	-	3,500	282,282	1,885,850	135,575
Fidelity Series Small Cap Core Fund	65,912,002	5,470,531	5,344,539	-	96,897	14,527,660	80,662,551	6,134,034
Fidelity Series Small Cap Opportunities Fund	29,306,768	4,011,512	1,217,939	631,747	36,242	5,603,823	37,740,406	2,393,177
Fidelity Series Value Discovery Fund	103,000,438	21,793,499	2,168,360	-	(9,790)	8,893,012	131,508,799	7,786,193
	1,866,416,950	293,947,886	116,551,352	20,822,112	(4,666,581)	358,103,869	2,397,250,772

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	133,413,584	133,413,584	-	-

Domestic Equity Funds	1,308,159,681	1,308,159,681	-	-

International Equity Funds	955,677,507	955,677,507	-	-

U.S. Treasury Obligations	6,620,568	-	6,620,568	-

Money Market Funds	3,666,468	3,666,468	-	-
Total Investments in Securities:	2,407,537,808	2,400,917,240	6,620,568	-
Derivative Instruments:

Assets
Futures Contracts	1,467,791	1,467,791	-	-
Total Assets	1,467,791	1,467,791	-	-

Liabilities
Futures Contracts	(686,363)	(686,363)	-	-
Total Liabilities	(686,363)	(686,363)	-	-
Total Derivative Instruments:	781,428	781,428	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,881	(686,363)
Total Equity Risk	10,881	(686,363)
Interest Rate Risk
Futures Contracts (a)	1,456,910	-
Total Interest Rate Risk	1,456,910	-
Total Value of Derivatives	1,467,791	(686,363)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,619,863)	$6,620,568
Fidelity Central Funds (cost $3,666,468)	3,666,468
Other affiliated issuers (cost $1,870,706,125)	2,397,250,772

Total Investment in Securities (cost $1,880,992,456)		$2,407,537,808
Receivable for investments sold		13,472,975
Receivable for fund shares sold		3,903,475
Distributions receivable from Fidelity Central Funds		13,850
Total assets		2,424,928,108
Liabilities
Payable for investments purchased	$16,608,826
Payable for fund shares redeemed	768,985
Accrued management fee	546,372
Distribution and service plan fees payable	8,067
Payable for daily variation margin on futures contracts	192,970
Other payables and accrued expenses	6
Total liabilities		18,125,226
Net Assets		$2,406,802,882
Net Assets consist of:
Paid in capital		$1,883,989,623
Total accumulated earnings (loss)		522,813,259
Net Assets		$2,406,802,882

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($21,636,727 ÷ 1,475,529 shares)(a)		$14.66
Maximum offering price per share (100/94.25 of $14.66)		$15.55
Class M :
Net Asset Value and redemption price per share ($3,098,726 ÷ 212,552 shares)(a)		$14.58
Maximum offering price per share (100/96.50 of $14.58)		$15.11
Class C :
Net Asset Value and offering price per share ($2,946,671 ÷ 206,086 shares)(a)		$14.30
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($294,218,601 ÷ 19,876,288 shares)		$14.80
Class K :
Net Asset Value, offering price and redemption price per share ($23,643,109 ÷ 1,591,355 shares)		$14.86
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,135,933,423 ÷ 76,100,682 shares)		$14.93
Class I :
Net Asset Value, offering price and redemption price per share ($47,057,271 ÷ 3,180,380 shares)		$14.80
Class Z :
Net Asset Value, offering price and redemption price per share ($4,145,232 ÷ 278,459 shares)		$14.89
Premier Class :
Net Asset Value, offering price and redemption price per share ($874,123,122 ÷ 58,667,579 shares)		$14.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,944,735
Interest		140,840
Income from Fidelity Central Funds		72,915
Total income		5,158,490
Expenses
Management fee	$3,061,138
Distribution and service plan fees	43,117
Independent trustees' fees and expenses	2,352
Total expenses before reductions	3,106,607
Expense reductions	(20)
Total expenses after reductions		3,106,587
Net Investment income (loss)		2,051,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,313)
Fidelity Central Funds	(146)
Other affiliated issuers	(4,666,581)
Futures contracts	(2,429,308)
Capital gain distributions from underlying funds:
Affiliated issuers	15,877,377
Total net realized gain (loss)		8,780,029
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	823
Affiliated issuers	358,103,869
Futures contracts	252,154
Total change in net unrealized appreciation (depreciation)		358,356,846
Net gain (loss)		367,136,875
Net increase (decrease) in net assets resulting from operations		$369,188,778
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,051,903	$28,607,712
Net realized gain (loss)	8,780,029	29,379,179
Change in net unrealized appreciation (depreciation)	358,356,846	5,303,513
Net increase (decrease) in net assets resulting from operations	369,188,778	63,290,404
Distributions to shareholders	(13,284,313)	(42,695,673)

Share transactions - net increase (decrease)	173,862,245	644,156,781
Total increase (decrease) in net assets	529,766,710	664,751,512

Net Assets
Beginning of period	1,877,036,172	1,212,284,660
End of period	$2,406,802,882	$1,877,036,172

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$12.13	$10.24	$11.70	$12.28	$8.27
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.18	.16	.21	.21	.10
Net realized and unrealized gain (loss)	2.31	.44	1.94	(1.09)	.23	4.43
Total from investment operations	2.29	.62	2.10	(.88)	.44	4.53
Distributions from net investment income	-	(.18)	(.17)	(.22)	(.28)	(.13)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.09)	(.29)	(.21)	(.58)	(1.02)	(.52)
Net asset value, end of period	$14.66	$12.46	$12.13	$10.24	$11.70	$12.28
Total Return C,D,E	18.47%	5.11%	20.66%	(7.33)%	3.10%	55.44%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73 % H	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions, if any	.73% H	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	(.24)% H	1.45%	1.49%	2.09%	1.66%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$21,637	$16,339	$12,328	$5,788	$2,479	$1,296
Portfolio turnover rate I	11 % H	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.09	$10.21	$11.66	$12.26	$8.27
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.15	.13	.18	.18	.07
Net realized and unrealized gain (loss)	2.30	.43	1.93	(1.08)	.21	4.42
Total from investment operations	2.27	.58	2.06	(.90)	.39	4.49
Distributions from net investment income	-	(.16)	(.15)	(.20)	(.25)	(.11)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.09)	(.27)	(.18) C	(.55) C	(.99)	(.50)
Net asset value, end of period	$14.58	$12.40	$12.09	$10.21	$11.66	$12.26
Total Return D,E,F	18.40%	4.79%	20.35%	(7.50)%	2.73%	54.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % I	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.98% I	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	(.49)% I	1.20%	1.24%	1.84%	1.40%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$3,099	$2,465	$1,828	$1,213	$822	$671
Portfolio turnover rate J	11 % I	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.90	$10.08	$11.57	$12.19	$8.24
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.09	.08	.13	.11	.02
Net realized and unrealized gain (loss)	2.26	.43	1.90	(1.08)	.23	4.40
Total from investment operations	2.19	.52	1.98	(.95)	.34	4.42
Distributions from net investment income	-	(.12)	(.12)	(.18)	(.22)	(.08)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.09)	(.22) C	(.16)	(.54)	(.96)	(.47)
Net asset value, end of period	$14.30	$12.20	$11.90	$10.08	$11.57	$12.19
Total Return D,E,F	18.05%	4.39%	19.72%	(8.06)%	2.31%	54.23%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.48% I	1.49%	1.49%	1.49%	1.54%	1.55% J
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.49%	1.49%	1.54%	1.55% J
Expenses net of all reductions, if any	1.48% I	1.49%	1.49%	1.49%	1.54%	1.55% J
Net investment income (loss)	(.99)% I	.70%	.74%	1.34%	.90%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,947	$2,229	$1,854	$1,162	$631	$391
Portfolio turnover rate K	11 % I	17%	13%	14%	20%	21%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.22	$10.30	$11.74	$12.32	$8.29
Income from Investment Operations
Net investment income (loss) A,B	- C	.21	.19	.23	.24	.13
Net realized and unrealized gain (loss)	2.33	.44	1.95	(1.08)	.23	4.43
Total from investment operations	2.33	.65	2.14	(.85)	.47	4.56
Distributions from net investment income	-	(.21)	(.18)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.09)	(.31) D	(.22)	(.59)	(1.05) D	(.53)
Net asset value, end of period	$14.80	$12.56	$12.22	$10.30	$11.74	$12.32
Total Return E,F	18.65%	5.34%	20.94%	(7.06)%	3.36%	55.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.70%	1.74%	2.34%	1.90%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$294,219	$231,215	$89,294	$51,504	$38,090	$13,739
Portfolio turnover rate J	11 % I	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.60	$12.25	$10.32	$11.76	$12.33	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.20	.25	.25	.14
Net realized and unrealized gain (loss)	2.34	.44	1.95	(1.10)	.23	4.44
Total from investment operations	2.35	.67	2.15	(.85)	.48	4.58
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.30)	(.15)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.09)	(.32)	(.22) C	(.59)	(1.05)	(.54)
Net asset value, end of period	$14.86	$12.60	$12.25	$10.32	$11.76	$12.33
Total Return D,E	18.75%	5.48%	21.03%	(7.00)%	3.43%	55.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.09% H	1.80%	1.84%	2.44%	2.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$23,643	$19,899	$11,486	$7,512	$8,995	$7,108
Portfolio turnover rate I	11 % H	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.30	$10.36	$11.80	$12.35	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.21	.26	.27	.15
Net realized and unrealized gain (loss)	2.36	.44	1.96	(1.10)	.23	4.44
Total from investment operations	2.37	.68	2.17	(.84)	.50	4.59
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.75)	(.40)
Total distributions	(.09)	(.33) C	(.23) C	(.60)	(1.05)	(.54) C
Net asset value, end of period	$14.93	$12.65	$12.30	$10.36	$11.80	$12.35
Total Return D,E	18.83%	5.55%	21.17%	(6.90)%	3.60%	56.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28 % H	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions, if any	.28% H	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	.21% H	1.88%	1.94%	2.54%	2.10%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,135,933	$910,556	$584,683	$366,099	$287,129	$361,200
Portfolio turnover rate I	11 % H	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.21	$10.29	$11.74	$12.32	$8.28
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.19	.23	.24	.13
Net realized and unrealized gain (loss)	2.33	.44	1.94	(1.09)	.23	4.44
Total from investment operations	2.33	.66	2.13	(.86)	.47	4.57
Distributions from net investment income	-	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.09)	(.31)	(.21) D	(.59) D	(1.05)	(.53)
Net asset value, end of period	$14.80	$12.56	$12.21	$10.29	$11.74	$12.32
Total Return E,F	18.65%	5.41%	20.91%	(7.07)%	3.32%	55.85%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.70%	1.74%	2.34%	1.91%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$47,057	$40,284	$37,002	$29,458	$12,306	$3,995
Portfolio turnover rate J	11 % I	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.27	$10.34	$11.78	$12.36	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.20	.25	.25	.14
Net realized and unrealized gain (loss)	2.34	.45	1.95	(1.10)	.23	4.45
Total from investment operations	2.35	.68	2.15	(.85)	.48	4.59
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.76)	(.39)
Total distributions	(.09)	(.32)	(.22) C	(.59)	(1.06)	(.53)
Net asset value, end of period	$14.89	$12.63	$12.27	$10.34	$11.78	$12.36
Total Return D,E	18.70%	5.54%	21.00%	(6.96)%	3.41%	56.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.11% H	1.80%	1.84%	2.44%	2.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$4,145	$3,406	$2,852	$2,025	$1,649	$217
Portfolio turnover rate I	11 % H	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.28	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.22	.26	.48
Net realized and unrealized gain (loss)	2.34	.44	1.96	(1.09)	(.25)
Total from investment operations	2.36	.69	2.18	(.83)	.23
Distributions from net investment income	-	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.09)	(.34)	(.24)	(.60)	(1.08)
Net asset value, end of period	$14.90	$12.63	$12.28	$10.34	$11.77
Total Return D,E	18.78%	5.62%	21.23%	(6.81)%	1.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21% H	.25%	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.21 % H	.25%	.25%	.25%	.29% H
Expenses net of all reductions, if any	.21% H	.25%	.25%	.25%	.29% H
Net investment income (loss)	.27% H	1.94%	1.98%	2.58%	3.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$874,123	$650,643	$383,150	$259,689	$228,564
Portfolio turnover rate I	11 % H	17%	13%	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	74,859	586,892
Fidelity Series Emerging Markets Debt Fund (b)	795,923	6,669,832
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	186,794	1,843,661
Fidelity Series Floating Rate High Income Fund (b)	129,393	1,143,831
Fidelity Series High Income Fund (b)	732,187	6,545,749
Fidelity Series International Developed Markets Bond Index Fund (b)	1,091,680	9,519,452
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,251,432	45,052,819
Fidelity Series Real Estate Income Fund (b)	114,375	1,166,623
TOTAL BOND FUNDS (Cost $74,267,703)		72,528,859

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	7,413,969	166,517,747
Fidelity Series Commodity Strategy Fund (b)	24,289	2,258,177
Fidelity Series Large Cap Growth Index Fund (b)	3,597,384	106,986,188
Fidelity Series Large Cap Stock Fund (b)	3,756,409	99,544,835
Fidelity Series Large Cap Value Index Fund (b)	11,041,886	200,631,061
Fidelity Series Small Cap Core Fund (b)	3,324,407	43,715,951
Fidelity Series Small Cap Opportunities Fund (b)	1,301,147	20,519,080
Fidelity Series Value Discovery Fund (b)	4,240,433	71,620,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $553,330,379)		711,793,960

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,342,985	44,915,027
Fidelity Series Emerging Markets Fund (b)	2,863,947	33,049,944
Fidelity Series Emerging Markets Opportunities Fund (b)	5,565,882	132,913,274
Fidelity Series International Growth Fund (b)	4,204,826	86,829,655
Fidelity Series International Index Fund (b)	2,186,310	32,707,201
Fidelity Series International Small Cap Fund (b)	774,334	15,726,730
Fidelity Series International Value Fund (b)	5,312,569	87,073,003
Fidelity Series Overseas Fund (b)	5,291,507	85,881,164
Fidelity Series Select International Small Cap Fund (b)	73,759	1,025,986
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $406,375,944)		520,121,984

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	400,000	399,324
US Treasury Bills 0% 10/2/2025 (d)	4.26 to 4.29	360,000	359,960
US Treasury Bills 0% 10/23/2025 (d)	4.29	430,000	428,942
US Treasury Bills 0% 10/30/2025 (d)	4.28	880,000	877,126
US Treasury Bills 0% 10/9/2025 (d)	4.30	600,000	599,458
US Treasury Bills 0% 11/13/2025 (d)	4.16	20,000	19,904
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	550,000	546,456
US Treasury Bills 0% 12/4/2025 (d)	4.06	220,000	218,476
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,449,283)			3,449,646

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,039,894)	4.21	2,039,486	2,039,894

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,039,463,203)	1,309,934,343
NET OTHER ASSETS (LIABILITIES) - 0.0%	(404,897)
NET ASSETS - 100.0%	1,309,529,446

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	103	12/19/2025	14,344,295	(33,565)	(33,565)
ICE MSCI Emerging Markets Index Contracts (United States)	8	12/19/2025	543,880	5,791	5,791

TOTAL EQUITY CONTRACTS					(27,774)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	95	12/19/2025	10,686,016	56,696	56,696
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	132	12/19/2025	15,192,375	4,279	4,279
CBOT US Treasury Long Bond Contracts (United States)	234	12/19/2025	27,282,938	730,708	730,708

TOTAL INTEREST RATE CONTRACTS					791,683

TOTAL PURCHASED					763,909

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	73	12/19/2025	24,596,438	(339,629)	(339,629)

TOTAL FUTURES CONTRACTS					424,280
The notional amount of futures purchased as a percentage of Net Assets is 5.2%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,209,673.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,108	14,066,017	15,467,149	38,343	(82)	-	2,039,894	2,039,486	0.0%
Total	3,441,108	14,066,017	15,467,149	38,343	(82)	-	2,039,894

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	494,668	89,107	5,007	6,335	56	8,068	586,892	74,859
Fidelity Series Blue Chip Growth Fund	120,517,786	20,538,977	12,167,418	4,315,919	(98,281)	37,726,683	166,517,747	7,413,969
Fidelity Series Canada Fund	28,063,512	11,293,179	343,843	-	(3,548)	5,905,727	44,915,027	2,342,985
Fidelity Series Commodity Strategy Fund	1,980,972	306,048	16,649	31,632	87	(12,281)	2,258,177	24,289
Fidelity Series Corporate Bond Fund	9,953	71,550	83,527	1,166	1,996	28	-	-
Fidelity Series Emerging Markets Debt Fund	5,255,306	1,151,708	45,783	173,660	793	307,808	6,669,832	795,923
Fidelity Series Emerging Markets Debt Local Currency Fund	1,498,078	191,644	11,642	-	439	165,142	1,843,661	186,794
Fidelity Series Emerging Markets Fund	24,003,254	3,725,498	1,474,462	-	142,416	6,653,238	33,049,944	2,863,947
Fidelity Series Emerging Markets Opportunities Fund	96,070,893	14,320,609	3,320,824	-	329,288	25,513,308	132,913,274	5,565,882
Fidelity Series Floating Rate High Income Fund	970,791	180,866	8,345	42,913	(29)	548	1,143,831	129,393
Fidelity Series Government Bond Index Fund	66,635	252,682	320,930	924	1,808	(195)	-	-
Fidelity Series High Income Fund	5,315,404	1,008,274	44,893	194,703	635	266,329	6,545,749	732,187
Fidelity Series International Developed Markets Bond Index Fund	9,423,235	1,711,633	1,744,645	94,419	(35,231)	164,460	9,519,452	1,091,680
Fidelity Series International Growth Fund	65,303,313	11,078,157	715,364	-	(1,748)	11,165,297	86,829,655	4,204,826
Fidelity Series International Index Fund	24,954,521	3,662,759	401,973	-	3,177	4,488,717	32,707,201	2,186,310
Fidelity Series International Small Cap Fund	12,806,160	1,101,996	902,175	-	(18,527)	2,739,276	15,726,730	774,334
Fidelity Series International Value Fund	68,984,800	8,920,279	5,425,826	-	72,910	14,520,840	87,073,003	5,312,569
Fidelity Series Investment Grade Bond Fund	49,984	236,486	289,269	1,150	2,877	(78)	-	-
Fidelity Series Investment Grade Securitized Fund	9,978	69,660	79,997	1,045	359	-	-	-
Fidelity Series Large Cap Growth Index Fund	76,729,914	11,301,895	5,114,365	126,254	(2,960)	24,071,704	106,986,188	3,597,384
Fidelity Series Large Cap Stock Fund	70,664,498	17,813,333	2,795,177	4,927,886	27,242	13,834,939	99,544,835	3,756,409
Fidelity Series Large Cap Value Index Fund	149,186,263	36,731,451	1,509,491	-	(357)	16,223,195	200,631,061	11,041,886
Fidelity Series Long-Term Treasury Bond Index Fund	42,850,890	11,018,876	8,526,184	899,275	(2,318,401)	2,027,638	45,052,819	8,251,432
Fidelity Series Overseas Fund	65,544,917	11,839,212	567,599	-	7,523	9,057,111	85,881,164	5,291,507
Fidelity Series Real Estate Income Fund	986,124	166,718	10,511	31,410	53	24,239	1,166,623	114,375
Fidelity Series Select International Small Cap Fund	178,160	782,366	88,173	-	3,706	149,927	1,025,986	73,759
Fidelity Series Small Cap Core Fund	34,451,616	3,699,159	2,264,443	-	27,174	7,802,445	43,715,951	3,324,407
Fidelity Series Small Cap Opportunities Fund	15,318,205	2,674,584	480,559	341,415	6,282	3,000,568	20,519,080	1,301,147
Fidelity Series Value Discovery Fund	53,837,832	13,460,821	452,081	-	(5,235)	4,779,584	71,620,921	4,240,433
	975,527,662	189,399,527	49,211,155	11,190,106	(1,855,496)	190,584,265	1,304,444,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	72,528,859	72,528,859	-	-

Domestic Equity Funds	711,793,960	711,793,960	-	-

International Equity Funds	520,121,984	520,121,984	-	-

U.S. Treasury Obligations	3,449,646	-	3,449,646	-

Money Market Funds	2,039,894	2,039,894	-	-
Total Investments in Securities:	1,309,934,343	1,306,484,697	3,449,646	-
Derivative Instruments:

Assets
Futures Contracts	797,474	797,474	-	-
Total Assets	797,474	797,474	-	-

Liabilities
Futures Contracts	(373,194)	(373,194)	-	-
Total Liabilities	(373,194)	(373,194)	-	-
Total Derivative Instruments:	424,280	424,280	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,791	(373,194)
Total Equity Risk	5,791	(373,194)
Interest Rate Risk
Futures Contracts (a)	791,683	-
Total Interest Rate Risk	791,683	-
Total Value of Derivatives	797,474	(373,194)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,449,283)	$3,449,646
Fidelity Central Funds (cost $2,039,894)	2,039,894
Other affiliated issuers (cost $1,033,974,026)	1,304,444,803

Total Investment in Securities (cost $1,039,463,203)		$1,309,934,343
Receivable for investments sold		7,475,606
Receivable for fund shares sold		2,107,758
Distributions receivable from Fidelity Central Funds		7,421
Total assets		1,319,525,128
Liabilities
Payable for investments purchased	$9,238,537
Payable for fund shares redeemed	346,322
Accrued management fee	298,610
Distribution and service plan fees payable	5,585
Payable for daily variation margin on futures contracts	106,628
Total liabilities		9,995,682
Net Assets		$1,309,529,446
Net Assets consist of:
Paid in capital		$1,040,354,035
Total accumulated earnings (loss)		269,175,411
Net Assets		$1,309,529,446

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,112,526 ÷ 883,640 shares)(a)		$14.84
Maximum offering price per share (100/94.25 of $14.84)		$15.75
Class M :
Net Asset Value and redemption price per share ($2,063,346 ÷ 140,017 shares)(a)		$14.74
Maximum offering price per share (100/96.50 of $14.74)		$15.27
Class C :
Net Asset Value and offering price per share ($2,497,336 ÷ 172,420 shares)(a)		$14.48
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($146,774,449 ÷ 9,805,458 shares)		$14.97
Class K :
Net Asset Value, offering price and redemption price per share ($14,965,317 ÷ 997,267 shares)		$15.01
Class K6 :
Net Asset Value, offering price and redemption price per share ($696,045,883 ÷ 46,194,847 shares)		$15.07
Class I :
Net Asset Value, offering price and redemption price per share ($26,968,498 ÷ 1,803,517 shares)		$14.95
Class Z :
Net Asset Value, offering price and redemption price per share ($1,837,864 ÷ 122,224 shares)		$15.04
Premier Class :
Net Asset Value, offering price and redemption price per share ($405,264,227 ÷ 26,915,311 shares)		$15.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,643,378
Interest		74,806
Income from Fidelity Central Funds		38,343
Total income		2,756,527
Expenses
Management fee	$1,639,828
Distribution and service plan fees	30,144
Independent trustees' fees and expenses	1,244
Total expenses before reductions	1,671,216
Expense reductions	(12)
Total expenses after reductions		1,671,204
Net Investment income (loss)		1,085,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(750)
Fidelity Central Funds	(82)
Other affiliated issuers	(1,855,496)
Futures contracts	(1,290,490)
Capital gain distributions from underlying funds:
Affiliated issuers	8,546,728
Total net realized gain (loss)		5,399,910
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	425
Affiliated issuers	190,584,265
Futures contracts	148,937
Total change in net unrealized appreciation (depreciation)		190,733,627
Net gain (loss)		196,133,537
Net increase (decrease) in net assets resulting from operations		$197,218,860
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,085,323	$14,619,980
Net realized gain (loss)	5,399,910	14,512,354
Change in net unrealized appreciation (depreciation)	190,733,627	2,626,289
Net increase (decrease) in net assets resulting from operations	197,218,860	31,758,623
Distributions to shareholders	(6,782,978)	(23,059,514)

Share transactions - net increase (decrease)	138,063,861	371,633,617
Total increase (decrease) in net assets	328,499,743	380,332,726

Net Assets
Beginning of period	981,029,703	600,696,977
End of period	$1,309,529,446	$981,029,703

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$12.29	$10.37	$11.82	$12.38	$8.30
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.19	.17	.21	.24	.10
Net realized and unrealized gain (loss)	2.33	.44	1.96	(1.10)	.20	4.45
Total from investment operations	2.31	.63	2.13	(.89)	.44	4.55
Distributions from net investment income	-	(.18)	(.17)	(.21)	(.28)	(.12)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.08)	(.31)	(.21)	(.56)	(1.00)	(.47)
Net asset value, end of period	$14.84	$12.61	$12.29	$10.37	$11.82	$12.38
Total Return C,D,E	18.46%	5.14%	20.72%	(7.33)%	3.08%	55.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73% H	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73 % H	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions, if any	.73% H	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	(.24)% H	1.47%	1.51%	2.12%	1.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$13,113	$10,085	$7,707	$3,697	$2,021	$1,205
Portfolio turnover rate I	9 % H	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$12.23	$10.33	$11.78	$12.35	$8.29
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.15	.14	.19	.21	.07
Net realized and unrealized gain (loss)	2.32	.44	1.95	(1.10)	.19	4.45
Total from investment operations	2.29	.59	2.09	(.91)	.40	4.52
Distributions from net investment income	-	(.16)	(.15)	(.19)	(.25)	(.11)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.08)	(.29)	(.19)	(.54)	(.97)	(.46)
Net asset value, end of period	$14.74	$12.53	$12.23	$10.33	$11.78	$12.35
Total Return C,D,E	18.41%	4.83%	20.34%	(7.55)%	2.79%	55.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % H	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.98% H	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	(.49)% H	1.22%	1.26%	1.87%	1.65%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,063	$1,674	$1,299	$836	$589	$414
Portfolio turnover rate I	9 % H	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$12.08	$10.22	$11.68	$12.27	$8.26
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.09	.08	.14	.14	.02
Net realized and unrealized gain (loss)	2.28	.43	1.93	(1.09)	.20	4.41
Total from investment operations	2.21	.52	2.01	(.95)	.34	4.43
Distributions from net investment income	-	(.12)	(.11)	(.16)	(.21)	(.07)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.08)	(.25)	(.15)	(.51)	(.93)	(.42)
Net asset value, end of period	$14.48	$12.35	$12.08	$10.22	$11.68	$12.27
Total Return C,D,E	18.03%	4.31%	19.77%	(8.01)%	2.30%	54.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48% H	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.48 % H	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions, if any	1.48% H	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	(.99)% H	.71%	.76%	1.37%	1.15%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$2,497	$1,891	$1,451	$1,023	$644	$484
Portfolio turnover rate I	9 % H	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.37	$10.42	$11.86	$12.41	$8.31
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.20	.24	.27	.13
Net realized and unrealized gain (loss)	2.36	.45	1.97	(1.11)	.20	4.46
Total from investment operations	2.36	.67	2.17	(.87)	.47	4.59
Distributions from net investment income	-	(.21)	(.18)	(.22)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.09)	(.34)	(.22)	(.57)	(1.02)	(.49)
Net asset value, end of period	$14.97	$12.70	$12.37	$10.42	$11.86	$12.41
Total Return D,E	18.65%	5.37%	21.04%	(7.13)%	3.31%	55.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.48% H	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % H	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% H	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% H	1.71%	1.76%	2.37%	2.15%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$146,774	$107,170	$38,290	$18,866	$14,201	$6,778
Portfolio turnover rate I	9 % H	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$12.39	$10.44	$11.87	$12.42	$8.31
Income from Investment Operations
Net investment income (loss) A,B	.01	.23	.21	.25	.29	.14
Net realized and unrealized gain (loss)	2.35	.46	1.97	(1.10)	.19	4.47
Total from investment operations	2.36	.69	2.18	(.85)	.48	4.61
Distributions from net investment income	-	(.22)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.08)	(.35)	(.23)	(.58)	(1.03) C	(.50) C
Net asset value, end of period	$15.01	$12.73	$12.39	$10.44	$11.87	$12.42
Total Return D,E	18.68%	5.54%	21.04%	(6.96)%	3.38%	56.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.39% H	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.09% H	1.82%	1.86%	2.47%	2.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$14,965	$12,111	$5,688	$3,416	$3,292	$2,363
Portfolio turnover rate I	9 % H	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$12.43	$10.47	$11.90	$12.44	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.22	.26	.30	.15
Net realized and unrealized gain (loss)	2.38	.46	1.98	(1.11)	.19	4.47
Total from investment operations	2.39	.70	2.20	(.85)	.49	4.62
Distributions from net investment income	- C	(.23)	(.20)	(.24)	(.31)	(.15)
Distributions from net realized gain	(.09)	(.13)	(.04)	(.35)	(.73)	(.35)
Total distributions	(.09)	(.36)	(.24)	(.58) D	(1.03) D	(.50)
Net asset value, end of period	$15.07	$12.77	$12.43	$10.47	$11.90	$12.44
Total Return E,F	18.79%	5.60%	21.18%	(6.88)%	3.49%	56.17%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.28% I	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28 % I	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions, if any	.28% I	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	.21% I	1.87%	1.96%	2.57%	2.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$696,046	$541,837	$334,726	$191,249	$133,842	$116,569
Portfolio turnover rate J	9 % I	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.35	$10.41	$11.85	$12.40	$8.30
Income from Investment Operations
Net investment income (loss) A,B	- C	.22	.19	.24	.27	.13
Net realized and unrealized gain (loss)	2.34	.45	1.97	(1.10)	.20	4.46
Total from investment operations	2.34	.67	2.16	(.86)	.47	4.59
Distributions from net investment income	-	(.20)	(.18)	(.23)	(.30)	(.13)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.08)	(.33)	(.22)	(.58)	(1.02)	(.49) D
Net asset value, end of period	$14.95	$12.69	$12.35	$10.41	$11.85	$12.40
Total Return E,F	18.58%	5.44%	20.91%	(7.05)%	3.33%	55.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.72%	1.76%	2.37%	2.15%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$26,968	$21,984	$19,592	$14,510	$5,359	$2,284
Portfolio turnover rate J	9 % I	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$12.41	$10.45	$11.89	$12.45	$8.33
Income from Investment Operations
Net investment income (loss) A,B	.01	.24	.21	.25	.29	.14
Net realized and unrealized gain (loss)	2.36	.44	1.98	(1.11)	.19	4.47
Total from investment operations	2.37	.68	2.19	(.86)	.48	4.61
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.08)	(.13)	(.04)	(.35)	(.73)	(.35)
Total distributions	(.08)	(.34)	(.23)	(.58)	(1.04)	(.49)
Net asset value, end of period	$15.04	$12.75	$12.41	$10.45	$11.89	$12.45
Total Return C,D	18.72%	5.50%	21.12%	(7.02)%	3.38%	55.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % G	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% G	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.11% G	1.82%	1.86%	2.47%	2.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,838	$1,531	$1,148	$832	$545	$139
Portfolio turnover rate H	9 % G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$12.42	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.02	.25	.22	.27	.48
Net realized and unrealized gain (loss)	2.37	.45	1.98	(1.11)	(.25)
Total from investment operations	2.39	.70	2.20	(.84)	.23
Distributions from net investment income	- D	(.24)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.13)	(.04)	(.35)	(.73)
Total distributions	(.09)	(.36) E	(.24)	(.59)	(1.05) E
Net asset value, end of period	$15.06	$12.76	$12.42	$10.46	$11.89
Total Return F,G	18.82%	5.67%	21.22%	(6.86)%	1.36%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.21% J	.25%	.25%	.25%	.29% J
Expenses net of fee waivers, if any	.21 % J	.25%	.25%	.25%	.29% J
Expenses net of all reductions, if any	.21% J	.25%	.25%	.25%	.29% J
Net investment income (loss)	.27% J	1.96%	2.00%	2.61%	3.82% J
Supplemental Data
Net assets, end of period (000 omitted)	$405,264	$282,747	$144,882	$85,062	$62,129
Portfolio turnover rate K	9 % J	17%	14%	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 5.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	27,721	217,328
Fidelity Series Emerging Markets Debt Fund (b)	297,929	2,496,641
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	65,508	646,564
Fidelity Series Floating Rate High Income Fund (b)	46,971	415,219
Fidelity Series High Income Fund (b)	272,474	2,435,915
Fidelity Series International Developed Markets Bond Index Fund (b)	392,018	3,418,397
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,962,997	16,177,962
Fidelity Series Real Estate Income Fund (b)	41,294	421,200
TOTAL BOND FUNDS (Cost $26,259,631)		26,229,226

Domestic Equity Funds - 54.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	2,662,415	59,797,848
Fidelity Series Commodity Strategy Fund (b)	9,342	868,557
Fidelity Series Large Cap Growth Index Fund (b)	1,291,834	38,419,139
Fidelity Series Large Cap Stock Fund (b)	1,348,565	35,736,966
Fidelity Series Large Cap Value Index Fund (b)	3,964,666	72,037,991
Fidelity Series Small Cap Core Fund (b)	1,192,113	15,676,291
Fidelity Series Small Cap Opportunities Fund (b)	466,434	7,355,659
Fidelity Series Value Discovery Fund (b)	1,522,178	25,709,587
TOTAL DOMESTIC EQUITY FUNDS (Cost $207,108,579)		255,602,038

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	838,424	16,072,581
Fidelity Series Emerging Markets Fund (b)	1,028,435	11,868,144
Fidelity Series Emerging Markets Opportunities Fund (b)	1,996,313	47,671,943
Fidelity Series International Growth Fund (b)	1,510,281	31,187,310
Fidelity Series International Index Fund (b)	785,599	11,752,564
Fidelity Series International Small Cap Fund (b)	278,489	5,656,109
Fidelity Series International Value Fund (b)	1,906,830	31,252,937
Fidelity Series Overseas Fund (b)	1,899,341	30,826,309
Fidelity Series Select International Small Cap Fund (b)	26,482	368,361
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $149,625,993)		186,656,258

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (d)	4.28	140,000	139,764
US Treasury Bills 0% 10/2/2025 (d)	4.26 to 4.29	140,000	139,984
US Treasury Bills 0% 10/30/2025 (d)	4.28	260,000	259,151
US Treasury Bills 0% 10/9/2025 (d)	4.30	200,000	199,819
US Treasury Bills 0% 11/13/2025 (d)	4.16	30,000	29,856
US Treasury Bills 0% 11/28/2025 (d)	4.09 to 4.13	210,000	208,647
US Treasury Bills 0% 12/4/2025 (d)	4.06	280,000	278,060
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,255,133)			1,255,281

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $647,854)	4.21	647,725	647,854

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $384,897,190)	470,390,657
NET OTHER ASSETS (LIABILITIES) - 0.0%	(150,197)
NET ASSETS - 100.0%	470,240,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	37	12/19/2025	5,152,805	(11,527)	(11,527)
ICE MSCI Emerging Markets Index Contracts (United States)	4	12/19/2025	271,940	2,864	2,864

TOTAL EQUITY CONTRACTS					(8,663)

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	34	12/19/2025	3,824,469	20,542	20,542
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	47	12/19/2025	5,409,406	1,484	1,484
CBOT US Treasury Long Bond Contracts (United States)	84	12/19/2025	9,793,875	259,180	259,180

TOTAL INTEREST RATE CONTRACTS					281,206

TOTAL PURCHASED					272,543

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	26	12/19/2025	8,760,375	(116,291)	(116,291)

TOTAL FUTURES CONTRACTS					156,252
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,150,293.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,210,595	4,509,863	5,072,577	12,552	(27)	-	647,854	647,725	0.0%
Total	1,210,595	4,509,863	5,072,577	12,552	(27)	-	647,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	164,333	51,472	1,709	2,201	14	3,218	217,328	27,721
Fidelity Series Blue Chip Growth Fund	39,597,246	11,423,880	4,123,270	1,537,250	(52,633)	12,952,625	59,797,848	2,662,415
Fidelity Series Canada Fund	9,220,194	4,945,222	109,309	-	559	2,015,915	16,072,581	838,424
Fidelity Series Commodity Strategy Fund	650,860	225,605	5,666	12,062	22	(2,264)	868,557	9,342
Fidelity Series Corporate Bond Fund	4,271	23,858	28,403	174	266	8	-	-
Fidelity Series Emerging Markets Debt Fund	1,752,113	648,912	15,599	61,058	116	111,099	2,496,641	297,929
Fidelity Series Emerging Markets Debt Local Currency Fund	481,111	114,222	3,954	-	89	55,096	646,564	65,508
Fidelity Series Emerging Markets Fund	7,886,325	2,115,607	493,574	-	37,335	2,322,451	11,868,144	1,028,435
Fidelity Series Emerging Markets Opportunities Fund	31,564,346	8,296,316	1,151,796	-	94,333	8,868,744	47,671,943	1,996,313
Fidelity Series Floating Rate High Income Fund	320,798	97,008	2,848	14,890	(22)	283	415,219	46,971
Fidelity Series Government Bond Index Fund	24,496	84,155	109,168	314	590	(73)	-	-
Fidelity Series High Income Fund	1,746,298	611,670	15,248	67,547	86	93,109	2,435,915	272,474
Fidelity Series International Developed Markets Bond Index Fund	3,102,662	973,991	702,730	32,300	(13,794)	58,268	3,418,397	392,018
Fidelity Series International Growth Fund	21,468,595	6,200,011	306,237	-	(1,465)	3,826,406	31,187,310	1,510,281
Fidelity Series International Index Fund	8,198,842	2,176,760	161,624	-	508	1,538,078	11,752,564	785,599
Fidelity Series International Small Cap Fund	4,201,693	826,354	280,737	-	4,949	903,850	5,656,109	278,489
Fidelity Series International Value Fund	22,646,077	5,377,616	1,782,993	-	16,532	4,995,705	31,252,937	1,906,830
Fidelity Series Investment Grade Bond Fund	19,033	78,685	98,550	328	864	(32)	-	-
Fidelity Series Investment Grade Securitized Fund	4,280	23,295	27,587	198	15	(3)	-	-
Fidelity Series Large Cap Growth Index Fund	25,210,685	6,568,253	1,642,887	43,339	(8,119)	8,291,207	38,419,139	1,291,834
Fidelity Series Large Cap Stock Fund	23,217,727	8,729,544	948,399	1,730,088	5,123	4,732,971	35,736,966	1,348,565
Fidelity Series Large Cap Value Index Fund	49,009,413	17,773,322	430,973	-	5,760	5,680,469	72,037,991	3,964,666
Fidelity Series Long-Term Treasury Bond Index Fund	14,078,539	5,225,788	3,066,991	310,322	(310,665)	251,291	16,177,962	2,962,997
Fidelity Series Overseas Fund	21,534,939	6,423,204	191,835	-	2,370	3,057,631	30,826,309	1,899,341
Fidelity Series Real Estate Income Fund	323,999	91,723	3,034	10,954	-	8,512	421,200	41,294
Fidelity Series Select International Small Cap Fund	58,494	325,329	70,628	-	2,920	52,246	368,361	26,482
Fidelity Series Small Cap Core Fund	11,319,472	2,329,478	697,867	-	13,989	2,711,219	15,676,291	1,192,113
Fidelity Series Small Cap Opportunities Fund	5,032,939	1,437,449	148,233	119,706	(351)	1,033,855	7,355,659	466,434
Fidelity Series Value Discovery Fund	17,688,804	6,504,843	154,576	-	963	1,669,553	25,709,587	1,522,178
	320,528,584	99,703,572	16,776,425	3,942,731	(199,646)	65,231,437	468,487,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	26,229,226	26,229,226	-	-

Domestic Equity Funds	255,602,038	255,602,038	-	-

International Equity Funds	186,656,258	186,656,258	-	-

U.S. Treasury Obligations	1,255,281	-	1,255,281	-

Money Market Funds	647,854	647,854	-	-
Total Investments in Securities:	470,390,657	469,135,376	1,255,281	-
Derivative Instruments:

Assets
Futures Contracts	284,070	284,070	-	-
Total Assets	284,070	284,070	-	-

Liabilities
Futures Contracts	(127,818)	(127,818)	-	-
Total Liabilities	(127,818)	(127,818)	-	-
Total Derivative Instruments:	156,252	156,252	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,864	(127,818)
Total Equity Risk	2,864	(127,818)
Interest Rate Risk
Futures Contracts (a)	281,206	-
Total Interest Rate Risk	281,206	-
Total Value of Derivatives	284,070	(127,818)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,255,133)	$1,255,281
Fidelity Central Funds (cost $647,854)	647,854
Other affiliated issuers (cost $382,994,203)	468,487,522

Total Investment in Securities (cost $384,897,190)		$470,390,657
Receivable for investments sold		2,749,461
Receivable for fund shares sold		1,101,833
Distributions receivable from Fidelity Central Funds		2,495
Total assets		474,244,446
Liabilities
Payable for investments purchased	$3,521,440
Payable for fund shares redeemed	330,750
Accrued management fee	110,036
Distribution and service plan fees payable	4,073
Payable for daily variation margin on futures contracts	37,687
Total liabilities		4,003,986
Net Assets		$470,240,460
Net Assets consist of:
Paid in capital		$384,450,287
Total accumulated earnings (loss)		85,790,173
Net Assets		$470,240,460

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,758,217 ÷ 634,377 shares)(a)		$15.38
Maximum offering price per share (100/94.25 of $15.38)		$16.32
Class M :
Net Asset Value and redemption price per share ($1,130,199 ÷ 73,720 shares)(a)		$15.33
Maximum offering price per share (100/96.50 of $15.33)		$15.89
Class C :
Net Asset Value and offering price per share ($2,023,288 ÷ 133,936 shares)(a)		$15.11
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($58,646,709 ÷ 3,779,548 shares)		$15.52
Class K :
Net Asset Value, offering price and redemption price per share ($7,453,938 ÷ 478,720 shares)		$15.57
Class K6 :
Net Asset Value, offering price and redemption price per share ($262,663,443 ÷ 16,857,695 shares)		$15.58
Class I :
Net Asset Value, offering price and redemption price per share ($8,507,734 ÷ 547,627 shares)		$15.54
Class Z :
Net Asset Value, offering price and redemption price per share ($1,144,836 ÷ 73,414 shares)		$15.59
Premier Class :
Net Asset Value, offering price and redemption price per share ($118,912,096 ÷ 7,630,983 shares)		$15.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$922,014
Interest		25,486
Income from Fidelity Central Funds		12,552
Total income		960,052
Expenses
Management fee	$582,865
Distribution and service plan fees	21,546
Independent trustees' fees and expenses	421
Total expenses before reductions	604,832
Expense reductions	(65)
Total expenses after reductions		604,767
Net Investment income (loss)		355,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(250)
Fidelity Central Funds	(27)
Other affiliated issuers	(199,646)
Futures contracts	(418,834)
Capital gain distributions from underlying funds:
Affiliated issuers	3,020,717
Total net realized gain (loss)		2,401,960
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	163
Affiliated issuers	65,231,437
Futures contracts	72,554
Total change in net unrealized appreciation (depreciation)		65,304,154
Net gain (loss)		67,706,114
Net increase (decrease) in net assets resulting from operations		$68,061,399
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,285	$4,518,067
Net realized gain (loss)	2,401,960	5,017,186
Change in net unrealized appreciation (depreciation)	65,304,154	(1,008,553)
Net increase (decrease) in net assets resulting from operations	68,061,399	8,526,700
Distributions to shareholders	(2,040,561)	(7,536,724)

Share transactions - net increase (decrease)	81,889,927	158,755,706
Total increase (decrease) in net assets	147,910,765	159,745,682

Net Assets
Beginning of period	322,329,695	162,584,013
End of period	$470,240,460	$322,329,695

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.76	$10.77	$12.21	$12.64	$8.42
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.20	.19	.23	.27	.11
Net realized and unrealized gain (loss)	2.42	.45	2.01	(1.15)	.17	4.51
Total from investment operations	2.40	.65	2.20	(.92)	.44	4.62
Distributions from net investment income	-	(.19)	(.17)	(.22)	(.27)	(.11)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.35)	(.21) C	(.52) C	(.87) C	(.40)
Net asset value, end of period	$15.38	$13.06	$12.76	$10.77	$12.21	$12.64
Total Return D,E,F	18.46%	5.12%	20.63%	(7.34)%	3.10%	55.34%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.73% I	.74%	.75% J	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73 % I	.74%	.75% J	.74%	.79%	.79%
Expenses net of all reductions, if any	.73% I	.74%	.75% J	.74%	.79%	.79%
Net investment income (loss)	(.24)% I	1.52%	1.70%	2.20%	2.05%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$9,758	$6,792	$4,683	$2,077	$869	$466
Portfolio turnover rate K	9 % I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$12.73	$10.76	$12.19	$12.63	$8.42
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.17	.16	.20	.23	.08
Net realized and unrealized gain (loss)	2.41	.45	2.00	(1.13)	.17	4.51
Total from investment operations	2.38	.62	2.16	(.93)	.40	4.59
Distributions from net investment income	-	(.16)	(.15)	(.19)	(.23)	(.09)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.32)	(.19) C	(.50)	(.84)	(.38)
Net asset value, end of period	$15.33	$13.03	$12.73	$10.76	$12.19	$12.63
Total Return D,E,F	18.35%	4.89%	20.25%	(7.50)%	2.76%	54.90%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.98% I	.99%	1.00% J	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98 % I	.99%	1.00% J	.99%	1.04%	1.04%
Expenses net of all reductions, if any	.98% I	.99%	1.00% J	.99%	1.04%	1.04%
Net investment income (loss)	(.49)% I	1.27%	1.45%	1.95%	1.79%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,130	$836	$653	$422	$338	$358
Portfolio turnover rate K	9 % I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$12.61	$10.67	$12.11	$12.58	$8.40
Income from Investment Operations
Net investment income (loss) A,B	(.07)	.10	.11	.15	.17	.03
Net realized and unrealized gain (loss)	2.39	.44	1.98	(1.13)	.16	4.49
Total from investment operations	2.32	.54	2.09	(.98)	.33	4.52
Distributions from net investment income	-	(.12)	(.10)	(.16)	(.19)	(.05)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.28)	(.15)	(.46) C	(.80)	(.34)
Net asset value, end of period	$15.11	$12.87	$12.61	$10.67	$12.11	$12.58
Total Return D,E,F	18.11%	4.29%	19.71%	(7.95)%	2.21%	54.22%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.48% I	1.49%	1.50%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.48 % I	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions, if any	1.48% I	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	(.99)% I	.77%	.95%	1.45%	1.29%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,023	$1,558	$1,123	$606	$501	$339
Portfolio turnover rate J	9 % I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.16	$12.84	$10.83	$12.25	$12.67	$8.43
Income from Investment Operations
Net investment income (loss) A,B	- C	.24	.22	.26	.30	.14
Net realized and unrealized gain (loss)	2.44	.45	2.02	(1.15)	.18	4.52
Total from investment operations	2.44	.69	2.24	(.89)	.48	4.66
Distributions from net investment income	-	(.21)	(.19)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.37)	(.23) D	(.53) D	(.90)	(.42)
Net asset value, end of period	$15.52	$13.16	$12.84	$10.83	$12.25	$12.67
Total Return E,F	18.63%	5.41%	20.87%	(7.05)%	3.34%	55.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.50%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.77%	1.95%	2.45%	2.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$58,647	$38,968	$11,927	$5,708	$3,662	$1,767
Portfolio turnover rate J	9 % I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.87	$10.85	$12.28	$12.69	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.24	.27	.32	.15
Net realized and unrealized gain (loss)	2.45	.45	2.01	(1.15)	.17	4.53
Total from investment operations	2.46	.70	2.25	(.88)	.49	4.68
Distributions from net investment income	-	(.22)	(.19)	(.24)	(.29)	(.13)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.38)	(.23) C	(.55)	(.90)	(.42)
Net asset value, end of period	$15.57	$13.19	$12.87	$10.85	$12.28	$12.69
Total Return D,E	18.74%	5.48%	20.93%	(6.96)%	3.47%	55.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.39%	.40% I	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39 % H	.39%	.40% I	.39%	.44%	.44%
Expenses net of all reductions, if any	.39% H	.39%	.40% I	.39%	.44%	.44%
Net investment income (loss)	.10% H	1.87%	2.04%	2.55%	2.40%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$7,454	$6,536	$2,432	$1,095	$393	$259
Portfolio turnover rate J	9 % H	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.87	$10.85	$12.26	$12.68	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.02	.26	.25	.28	.32	.17
Net realized and unrealized gain (loss)	2.44	.46	2.02	(1.14)	.18	4.52
Total from investment operations	2.46	.72	2.27	(.86)	.50	4.69
Distributions from net investment income	- C	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.62)	(.29)
Total distributions	(.08)	(.39)	(.25)	(.55)	(.92)	(.44)
Net asset value, end of period	$15.58	$13.20	$12.87	$10.85	$12.26	$12.68
Total Return D,E	18.73%	5.63%	21.10%	(6.83)%	3.50%	56.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H	.29%	.30%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28 % H	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions, if any	.28% H	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	.21% H	1.93%	2.15%	2.65%	2.50%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$262,663	$189,149	$100,971	$47,534	$22,401	$8,863
Portfolio turnover rate I	9 % H	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.17	$12.85	$10.83	$12.26	$12.68	$8.43
Income from Investment Operations
Net investment income (loss) A,B	- C	.24	.22	.26	.30	.14
Net realized and unrealized gain (loss)	2.45	.45	2.03	(1.16)	.18	4.52
Total from investment operations	2.45	.69	2.25	(.90)	.48	4.66
Distributions from net investment income	-	(.21)	(.18)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.37)	(.23)	(.53) D	(.90)	(.41) D
Net asset value, end of period	$15.54	$13.17	$12.85	$10.83	$12.26	$12.68
Total Return E,F	18.69%	5.37%	20.95%	(7.12)%	3.37%	55.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.48% I	.49%	.50%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48 % I	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions, if any	.48% I	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	.01% I	1.77%	1.95%	2.45%	2.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$8,508	$6,209	$4,265	$2,374	$1,305	$428
Portfolio turnover rate J	9 % I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$12.89	$10.87	$12.29	$12.70	$8.44
Income from Investment Operations
Net investment income (loss) A,B	.01	.25	.24	.27	.32	.15
Net realized and unrealized gain (loss)	2.45	.46	2.02	(1.15)	.17	4.53
Total from investment operations	2.46	.71	2.26	(.88)	.49	4.68
Distributions from net investment income	- C	(.22)	(.19)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.08)	(.39) D	(.24)	(.54)	(.90)	(.42)
Net asset value, end of period	$15.59	$13.21	$12.89	$10.87	$12.29	$12.70
Total Return E,F	18.71%	5.48%	20.96%	(6.97)%	3.43%	55.86%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.38% I	.39%	.40%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38 % I	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions, if any	.38% I	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	.11% I	1.87%	2.05%	2.55%	2.40%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,145	$833	$438	$234	$172	$150
Portfolio turnover rate J	9 % I	16%	36%	26%	33%	38%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.87	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.02	.27	.25	.28	.47
Net realized and unrealized gain (loss)	2.44	.46	2.02	(1.14)	(.24)
Total from investment operations	2.46	.73	2.27	(.86)	.23
Distributions from net investment income	- D	(.24)	(.20)	(.24)	(.31)
Distributions from net realized gain	(.08)	(.16)	(.05)	(.31)	(.62)
Total distributions	(.08)	(.40)	(.25)	(.55)	(.93)
Net asset value, end of period	$15.58	$13.20	$12.87	$10.85	$12.26
Total Return E,F	18.74%	5.71%	21.10%	(6.81)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.25%	.26%	.25%	.29% I
Expenses net of fee waivers, if any	.21 % I	.25%	.25%	.25%	.29% I
Expenses net of all reductions, if any	.21% I	.25%	.25%	.25%	.29% I
Net investment income (loss)	.27% I	2.01%	2.19%	2.69%	3.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$118,912	$71,448	$25,073	$11,138	$5,864
Portfolio turnover rate J	9 % I	16%	36%	26%	33%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund
Schedule of Investments September 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	321	2,518
Fidelity Series Corporate Bond Fund (a)	91	863
Fidelity Series Government Bond Index Fund (a)	93	864
Fidelity Series International Developed Markets Bond Index Fund (a)	68	589
Fidelity Series Investment Grade Bond Fund (a)	85	863
Fidelity Series Investment Grade Securitized Fund (a)	95	863
Fidelity Series Long-Term Treasury Bond Index Fund (a)	292,386	1,596,426
TOTAL BOND FUNDS (Cost $1,576,079)		1,602,986

Domestic Equity Funds - 51.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	136,918	3,075,179
Fidelity Series Large Cap Growth Index Fund (a)	66,436	1,975,792
Fidelity Series Large Cap Stock Fund (a)	69,500	1,841,756
Fidelity Series Large Cap Value Index Fund (a)	204,103	3,708,558
Fidelity Series Small Cap Core Fund (a)	60,849	800,168
Fidelity Series Small Cap Opportunities Fund (a)	23,941	377,547
Fidelity Series Value Discovery Fund (a)	78,512	1,326,065
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,929,038)		13,105,065

International Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	45,830	878,562
Fidelity Series Emerging Markets Fund (a)	54,774	632,090
Fidelity Series Emerging Markets Opportunities Fund (a)	105,916	2,529,273
Fidelity Series International Growth Fund (a)	85,424	1,763,999
Fidelity Series International Index Fund (a)	44,542	666,345
Fidelity Series International Small Cap Fund (a)	15,268	310,092
Fidelity Series International Value Fund (a)	108,449	1,777,471
Fidelity Series Overseas Fund (a)	108,156	1,755,368
Fidelity Series Select International Small Cap Fund (a)	1,408	19,592
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,168,360)		10,332,792

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $224,942)	22,619	225,060

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $25,343)	4.23	25,343	25,343

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,923,762)	25,291,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,627)
NET ASSETS - 100.0%	25,285,619

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	884	1,699	106	17	-	41	2,518	321
Fidelity Series Blue Chip Growth Fund	1,045,112	1,814,409	254,403	70,220	(2,211)	472,272	3,075,179	136,918
Fidelity Series Canada Fund	266,900	581,692	44,743	-	(153)	74,866	878,562	45,830
Fidelity Series Corporate Bond Fund	689	3,805	3,688	18	51	6	863	91
Fidelity Series Emerging Markets Fund	225,780	373,122	63,612	-	(555)	97,355	632,090	54,774
Fidelity Series Emerging Markets Opportunities Fund	903,637	1,472,025	211,128	-	(2,726)	367,465	2,529,273	105,916
Fidelity Series Government Bond Index Fund	1,111	6,221	6,514	21	47	(1)	864	93
Fidelity Series Government Money Market Fund	-	117,808	92,465	1,184	-	-	25,343	25,343
Fidelity Series International Developed Markets Bond Index Fund	-	5,750	5,228	-	66	1	589	68
Fidelity Series International Growth Fund	626,349	1,088,102	108,672	-	676	157,544	1,763,999	85,424
Fidelity Series International Index Fund	237,366	415,120	49,602	-	(219)	63,680	666,345	44,542
Fidelity Series International Small Cap Fund	116,075	174,550	12,744	-	14	32,197	310,092	15,268
Fidelity Series International Value Fund	622,456	1,094,169	149,701	-	(965)	211,512	1,777,471	108,449
Fidelity Series Investment Grade Bond Fund	1,055	5,920	6,112	24	(1)	1	863	85
Fidelity Series Investment Grade Securitized Fund	667	3,671	3,510	17	30	5	863	95
Fidelity Series Large Cap Growth Index Fund	672,318	1,133,463	141,616	1,556	(550)	312,177	1,975,792	66,436
Fidelity Series Large Cap Stock Fund	620,640	1,137,805	90,855	71,113	(1,950)	176,116	1,841,756	69,500
Fidelity Series Large Cap Value Index Fund	1,277,068	2,334,925	142,796	-	1,738	237,623	3,708,558	204,103
Fidelity Series Long-Term Treasury Bond Index Fund	604,864	1,085,708	106,182	18,850	(1,617)	13,653	1,596,426	292,386
Fidelity Series Overseas Fund	623,469	1,106,925	93,286	-	(946)	119,206	1,755,368	108,156
Fidelity Series Select International Small Cap Fund	1,576	31,342	15,950	-	665	1,959	19,592	1,408
Fidelity Series Small Cap Core Fund	293,413	429,885	30,301	-	636	106,535	800,168	60,849
Fidelity Series Small Cap Opportunities Fund	130,447	221,513	13,314	5,175	366	38,535	377,547	23,941
Fidelity Series Treasury Bill Index Fund	-	377,991	153,027	3,822	(23)	119	225,060	22,619
Fidelity Series Value Discovery Fund	458,384	847,685	49,242	-	1,775	67,463	1,326,065	78,512
	8,730,260	15,865,305	1,848,797	172,017	(5,852)	2,550,330	25,291,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,602,986	1,602,986	-	-

Domestic Equity Funds	13,105,065	13,105,065	-	-

International Equity Funds	10,332,792	10,332,792	-	-

Short-Term Funds	225,060	225,060	-	-

Money Market Funds	25,343	25,343	-	-
Total Investments in Securities:	25,291,246	25,291,246	-	-
Fidelity Freedom® Blend 2070 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of September 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,923,762)	$25,291,246

Total Investment in Securities (cost $22,923,762)		$25,291,246
Cash		1
Receivable for investments sold		224,319
Receivable for fund shares sold		68,657
Total assets		25,584,223
Liabilities
Payable for investments purchased	$283,400
Payable for fund shares redeemed	9,581
Accrued management fee	5,478
Distribution and service plan fees payable	145
Total liabilities		298,604
Net Assets		$25,285,619
Net Assets consist of:
Paid in capital		$22,822,922
Total accumulated earnings (loss)		2,462,697
Net Assets		$25,285,619

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($225,749 ÷ 18,754 shares)(a)		$12.04
Maximum offering price per share (100/94.25 of $12.04)		$12.77
Class M :
Net Asset Value and redemption price per share ($96,329 ÷ 8,014 shares)(a)		$12.02
Maximum offering price per share (100/96.50 of $12.02)		$12.46
Class C :
Net Asset Value and offering price per share ($73,863 ÷ 6,170 shares)(a)		$11.97
Fidelity Freedom Blend 2070 Fund :
Net Asset Value, offering price and redemption price per share ($3,132,865 ÷ 260,111 shares)		$12.04
Class K :
Net Asset Value, offering price and redemption price per share ($472,028 ÷ 39,147 shares)		$12.06
Class K6 :
Net Asset Value, offering price and redemption price per share ($15,762,497 ÷ 1,307,064 shares)		$12.06
Class I :
Net Asset Value, offering price and redemption price per share ($485,533 ÷ 40,280 shares)		$12.05
Class Z :
Net Asset Value, offering price and redemption price per share ($175,703 ÷ 14,552 shares)		$12.07
Premier Class :
Net Asset Value, offering price and redemption price per share ($4,861,052 ÷ 402,774 shares)		$12.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended September 30, 2025 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$41,174
Expenses
Management fee	$23,611
Distribution and service plan fees	709
Independent trustees' fees and expenses	14
Total expenses		24,334
Net Investment income (loss)		16,840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,852)
Capital gain distributions from underlying funds:
Affiliated issuers	130,843
Total net realized gain (loss)		124,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,550,330
Total change in net unrealized appreciation (depreciation)		2,550,330
Net gain (loss)		2,675,321
Net increase (decrease) in net assets resulting from operations		$2,692,161
Statement of Changes in Net Assets

	Six months ended September 30, 2025 (Unaudited)	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,840	$23,739
Net realized gain (loss)	124,991	(23,561)
Change in net unrealized appreciation (depreciation)	2,550,330	(182,846)
Net increase (decrease) in net assets resulting from operations	2,692,161	(182,668)
Distributions to shareholders	(14,944)	(31,851)

Share transactions - net increase (decrease)	13,880,159	8,942,762
Total increase (decrease) in net assets	16,557,376	8,728,243

Net Assets
Beginning of period	8,728,243	-
End of period	$25,285,619	$8,728,243

Financial Highlights
Fidelity Advisor Freedom® Blend 2070 Fund Class A

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.09
Net realized and unrealized gain (loss)	1.87	.24 D
Total from investment operations	1.86	.33
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.14)
Net asset value, end of period	$12.04	$10.19
Total Return E,F	18.23%	3.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.72% I	.74% I
Expenses net of fee waivers, if any	.72 % I	.74% I
Expenses net of all reductions, if any	.72% I	.74% I
Net investment income (loss)	(.19)% I	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$226	$76
Portfolio turnover rate J	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class M

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.07
Net realized and unrealized gain (loss)	1.86	.24 D
Total from investment operations	1.84	.31
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.12)
Net asset value, end of period	$12.02	$10.19
Total Return E,F	18.04%	3.11%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	.99% I
Expenses net of fee waivers, if any	.97 % I	.99% I
Expenses net of all reductions, if any	.97% I	.99% I
Net investment income (loss)	(.45)% I	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$96	$55
Portfolio turnover rate J	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class C

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.05)	.03
Net realized and unrealized gain (loss)	1.86	.24 D
Total from investment operations	1.81	.27
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.10) E
Net asset value, end of period	$11.97	$10.17
Total Return F,G	17.78%	2.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48% J	1.49% J
Expenses net of fee waivers, if any	1.48 % J	1.49% J
Expenses net of all reductions, if any	1.48% J	1.49% J
Net investment income (loss)	(.95)% J	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$74	$56
Portfolio turnover rate K	23 % J	58% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.11
Net realized and unrealized gain (loss)	1.86	.24 E
Total from investment operations	1.86	.35
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.16)
Net asset value, end of period	$12.04	$10.19
Total Return F	18.30%	3.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.50% I,J
Expenses net of fee waivers, if any	.47 % I	.50% I,J
Expenses net of all reductions, if any	.47% I	.50% I,J
Net investment income (loss)	.05% I	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,133	$1,285
Portfolio turnover rate K	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.12
Net realized and unrealized gain (loss)	1.87	.23 D
Total from investment operations	1.88	.35
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.16)
Net asset value, end of period	$12.06	$10.19
Total Return E	18.49%	3.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H	.39% H
Expenses net of fee waivers, if any	.39 % H	.39% H
Expenses net of all reductions, if any	.39% H	.39% H
Net investment income (loss)	.14% H	1.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$472	$211
Portfolio turnover rate I	23 % H	58% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K6

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.12
Net realized and unrealized gain (loss)	1.87	.24 D
Total from investment operations	1.88	.36
Distributions from net investment income	- E	(.13)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.17)
Net asset value, end of period	$12.06	$10.19
Total Return F	18.51%	3.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.27% I	.30% I,J
Expenses net of fee waivers, if any	.27 % I	.30% I,J
Expenses net of all reductions, if any	.27% I	.30% I,J
Net investment income (loss)	.25% I	1.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$15,762	$5,299
Portfolio turnover rate K	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class I

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.11
Net realized and unrealized gain (loss)	1.87	.23 E
Total from investment operations	1.87	.34
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.15)
Net asset value, end of period	$12.05	$10.19
Total Return F	18.36%	3.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.49% I
Expenses net of fee waivers, if any	.47 % I	.49% I
Expenses net of all reductions, if any	.47% I	.49% I
Net investment income (loss)	.05% I	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$486	$133
Portfolio turnover rate J	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class Z

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.12
Net realized and unrealized gain (loss)	1.87	.23 D
Total from investment operations	1.88	.35
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.15)
Net asset value, end of period	$12.07	$10.20
Total Return E	18.41%	3.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37% H	.39% H
Expenses net of fee waivers, if any	.37 % H	.39% H
Expenses net of all reductions, if any	.37% H	.39% H
Net investment income (loss)	.15% H	1.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$176	$52
Portfolio turnover rate I	23 % H	58% H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Premier Class

	Six months ended September 30, 2025 (Unaudited)	Years ended March 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.13
Net realized and unrealized gain (loss)	1.86	.24 D
Total from investment operations	1.88	.37
Distributions from net investment income	- E	(.13)
Distributions from net realized gain	(.01)	(.04)
Total distributions	(.01)	(.17)
Net asset value, end of period	$12.07	$10.20
Total Return F	18.49%	3.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21% I	.26% I,J
Expenses net of fee waivers, if any	.21 % I	.26% I,J
Expenses net of all reductions, if any	.21% I	.26% I,J
Net investment income (loss)	.32% I	1.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,861	$1,562
Portfolio turnover rate K	23 % I	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EAmount represents less than $.005 per share.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended September 30, 2025

1. Organization.
Fidelity Freedom Blend Retirement Fund (formerly Fidelity Freedom Blend Income Fund), Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund and Fidelity Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Blend Retirement Fund	183,835,709	14,491,766	(6,532,853)	7,958,913
Fidelity Freedom Blend 2010 Fund	150,819,607	13,967,887	(5,012,753)	8,955,134
Fidelity Freedom Blend 2015 Fund	327,493,913	42,847,857	(13,770,178)	29,077,679
Fidelity Freedom Blend 2020 Fund	1,044,620,228	178,767,557	(45,105,263)	133,662,294
Fidelity Freedom Blend 2025 Fund	2,219,992,417	426,566,116	(86,706,431)	339,859,685
Fidelity Freedom Blend 2030 Fund	3,467,342,084	678,503,271	(96,268,367)	582,234,904
Fidelity Freedom Blend 2035 Fund	3,709,064,393	841,167,602	(68,031,182)	773,136,420
Fidelity Freedom Blend 2040 Fund	3,391,961,729	930,319,340	(37,785,536)	892,533,804
Fidelity Freedom Blend 2045 Fund	3,037,382,169	890,673,837	(22,246,011)	868,427,826
Fidelity Freedom Blend 2050 Fund	2,665,269,666	785,189,636	(16,173,254)	769,016,382
Fidelity Freedom Blend 2055 Fund	1,892,002,042	525,434,158	(9,116,964)	516,317,194
Fidelity Freedom Blend 2060 Fund	1,045,454,170	269,044,081	(4,139,628)	264,904,453
Fidelity Freedom Blend 2065 Fund	386,786,056	84,682,430	(921,577)	83,760,853
Fidelity Freedom Blend 2070 Fund	22,978,520	2,322,913	(10,187)	2,312,726

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Blend Retirement Fund	(885,509)	(5,232,729)	(6,118,238)
Fidelity Freedom Blend 2010 Fund	(751,873)	(1,414,633)	(2,166,506)
Fidelity Freedom Blend 2015 Fund	(1,588,568)	(2,950,650)	(4,539,218)
Fidelity Freedom Blend 2020 Fund	(4,764,791)	(1,296,321)	(6,061,112)
Fidelity Freedom Blend 2025 Fund	(6,019,852)	(5,096,519)	(11,116,371)

Due to a merger in a prior period, approximately $2,343,780 of Fidelity Freedom Blend Income Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $918,286 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD Income Fund when it merged into the Fidelity Freedom Blend Income Fund on January 10, 2025.

Due to a merger in a prior period, approximately $422,425 of Fidelity Freedom Blend 2010 Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $321,771 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2010 Fund when it merged into the Fidelity Freedom Blend 2010 Fund on January 10, 2025.

Due to a merger in a prior period, approximately $1,112,840 of Fidelity Freedom Blend 2015 Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $574,547 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2015 Fund when it merged into the Fidelity Freedom Blend 2015 Fund on January 10, 2025.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Blend Retirement Fund
Equity Risk
Futures Contracts	(357,312)	62,388
Total Equity Risk	(357,312)	62,388
Interest Rate Risk
Futures Contracts	177,398	(86,410)
Total Interest Rate Risk	177,398	(86,410)
Totals	(179,914)	(24,022)
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(377,497)	60,517
Total Equity Risk	(377,497)	60,517
Interest Rate Risk
Futures Contracts	126,653	(46,467)
Total Interest Rate Risk	126,653	(46,467)
Totals	(250,844)	14,050
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(785,875)	121,774
Total Equity Risk	(785,875)	121,774
Interest Rate Risk
Futures Contracts	303,932	(120,961)
Total Interest Rate Risk	303,932	(120,961)
Totals	(481,943)	813
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(2,607,440)	394,305
Total Equity Risk	(2,607,440)	394,305
Interest Rate Risk
Futures Contracts	1,020,234	(429,317)
Total Interest Rate Risk	1,020,234	(429,317)
Totals	(1,587,206)	(35,012)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(5,487,072)	805,824
Total Equity Risk	(5,487,072)	805,824
Interest Rate Risk
Futures Contracts	2,248,041	(949,789)
Total Interest Rate Risk	2,248,041	(949,789)
Totals	(3,239,031)	(143,965)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(8,355,608)	1,152,276
Total Equity Risk	(8,355,608)	1,152,276
Interest Rate Risk
Futures Contracts	3,446,615	(1,398,356)
Total Interest Rate Risk	3,446,615	(1,398,356)
Totals	(4,908,993)	(246,080)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(9,177,823)	995,504
Total Equity Risk	(9,177,823)	995,504
Interest Rate Risk
Futures Contracts	3,873,500	(1,597,839)
Total Interest Rate Risk	3,873,500	(1,597,839)
Totals	(5,304,323)	(602,335)
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(8,275,812)	734,235
Total Equity Risk	(8,275,812)	734,235
Interest Rate Risk
Futures Contracts	3,763,016	(1,570,278)
Total Interest Rate Risk	3,763,016	(1,570,278)
Totals	(4,512,796)	(836,043)
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(5,956,803)	851,393
Total Equity Risk	(5,956,803)	851,393
Interest Rate Risk
Futures Contracts	1,927,927	(422,644)
Total Interest Rate Risk	1,927,927	(422,644)
Totals	(4,028,876)	428,749
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(5,191,562)	739,556
Total Equity Risk	(5,191,562)	739,556
Interest Rate Risk
Futures Contracts	1,712,568	(394,020)
Total Interest Rate Risk	1,712,568	(394,020)
Totals	(3,478,994)	345,536
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(3,593,833)	493,707
Total Equity Risk	(3,593,833)	493,707
Interest Rate Risk
Futures Contracts	1,164,525	(241,553)
Total Interest Rate Risk	1,164,525	(241,553)
Totals	(2,429,308)	252,154
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(1,889,122)	244,755
Total Equity Risk	(1,889,122)	244,755
Interest Rate Risk
Futures Contracts	598,632	(95,818)
Total Interest Rate Risk	598,632	(95,818)
Totals	(1,290,490)	148,937
Fidelity Freedom Blend 2065 Fund
Equity Risk
Futures Contracts	(609,561)	75,268
Total Equity Risk	(609,561)	75,268
Interest Rate Risk
Futures Contracts	190,727	(2,714)
Total Interest Rate Risk	190,727	(2,714)
Totals	(418,834)	72,554

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Retirement Fund	35,613,157	31,673,124
Fidelity Freedom Blend 2010 Fund	18,202,991	20,401,008
Fidelity Freedom Blend 2015 Fund	42,004,084	40,042,273
Fidelity Freedom Blend 2020 Fund	126,887,807	169,093,239
Fidelity Freedom Blend 2025 Fund	285,032,646	321,800,876
Fidelity Freedom Blend 2030 Fund	474,641,738	347,079,230
Fidelity Freedom Blend 2035 Fund	543,892,228	317,458,751
Fidelity Freedom Blend 2040 Fund	497,256,774	303,247,632
Fidelity Freedom Blend 2045 Fund	429,450,302	227,179,274
Fidelity Freedom Blend 2050 Fund	377,506,507	192,033,098
Fidelity Freedom Blend 2055 Fund	293,947,886	116,551,352
Fidelity Freedom Blend 2060 Fund	189,399,527	49,211,155
Fidelity Freedom Blend 2065 Fund	99,703,572	16,776,425
Fidelity Freedom Blend 2070 Fund	15,865,305	1,848,797
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Effective June 1, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Premier Class)
Fidelity Freedom Blend Retirement Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.44%	.34%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.47%	.37%
Fidelity Freedom Blend 2045 Fund	.47%	.37%
Fidelity Freedom Blend 2050 Fund	.47%	.37%
Fidelity Freedom Blend 2055 Fund	.47%	.37%
Fidelity Freedom Blend 2060 Fund	.47%	.37%
Fidelity Freedom Blend 2065 Fund	.47%	.37%
Fidelity Freedom Blend 2070 Fund	.47%	.37%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Premier Class of each Fund as necessary so that Class K6, and Premier Class total expenses do not exceed certain amounts of Class K6, and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Retirement Fund	.21%	.17%
Fidelity Freedom Blend 2010 Fund	.21%	.17%
Fidelity Freedom Blend 2015 Fund	.22%	.18%
Fidelity Freedom Blend 2020 Fund	.23%	.18%
Fidelity Freedom Blend 2025 Fund	.24%	.19%
Fidelity Freedom Blend 2030 Fund	.26%	.19%
Fidelity Freedom Blend 2035 Fund	.27%	.20%
Fidelity Freedom Blend 2040 Fund	.27%	.20%
Fidelity Freedom Blend 2045 Fund	.27%	.20%
Fidelity Freedom Blend 2050 Fund	.27%	.20%
Fidelity Freedom Blend 2055 Fund	.27%	.20%
Fidelity Freedom Blend 2060 Fund	.27%	.20%
Fidelity Freedom Blend 2065 Fund	.27%	.20%
Fidelity Freedom Blend 2070 Fund	.27%	.20%

For the period April 1, 2025 through May 31, 2025, the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Premier Class)
Fidelity Freedom Blend Retirement Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.44%	.34%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%
Fidelity Freedom Blend 2070 Fund	.49%	.39%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 and Premier Class of each Fund as necessary so that Class K6 and Premier Class total expenses did not exceed certain amounts of Class K6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Retirement Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.23%	.21%
Fidelity Freedom Blend 2025 Fund	.24%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.22%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%
Fidelity Freedom Blend 2070 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Freedom Blend Retirement Fund
Class A	- %	.25%	3,732	-
Class M	.25%	.25%	457	160
Class C	.75%	.25%	1,617	140
			5,806	300
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	523	29
Class M	.25%	.25%	807	183
Class C	.75%	.25%	1,059	323
			2,389	535
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	3,350	524
Class M	.25%	.25%	1,634	-
Class C	.75%	.25%	2,662	20
			7,646	544
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	7,280	-
Class M	.25%	.25%	2,434	-
Class C	.75%	.25%	7,077	1,191
			16,791	1,191
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	21,209	73
Class M	.25%	.25%	3,684	126
Class C	.75%	.25%	11,013	1,674
			35,906	1,873
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	33,855	1,003
Class M	.25%	.25%	8,225	-
Class C	.75%	.25%	18,424	2,687
			60,504	3,690
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	39,924	438
Class M	.25%	.25%	9,860	-
Class C	.75%	.25%	18,189	3,363
			67,973	3,801
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	31,522	228
Class M	.25%	.25%	9,490	-
Class C	.75%	.25%	18,621	2,970
			59,633	3,198
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	28,845	368
Class M	.25%	.25%	9,360	-
Class C	.75%	.25%	19,682	2,557
			57,887	2,925
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	24,067	480
Class M	.25%	.25%	7,190	-
Class C	.75%	.25%	20,661	4,722
			51,918	5,202
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	23,518	258
Class M	.25%	.25%	6,868	13
Class C	.75%	.25%	12,731	2,438
			43,117	2,709
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	14,437	347
Class M	.25%	.25%	4,696	-
Class C	.75%	.25%	11,011	3,552
			30,144	3,899
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	10,192	297
Class M	.25%	.25%	2,461	13
Class C	.75%	.25%	8,893	2,954
			21,546	3,264
Fidelity Freedom Blend 2070 Fund
Class A	- %	.25%	180	72
Class M	.25%	.25%	208	139
Class C	.75%	.25%	321	321
			709	532

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Freedom Blend Retirement Fund
Class A	84
Class M	43
Class CA	21
148
Fidelity Freedom Blend 2010 Fund
Class A	13
13
Fidelity Freedom Blend 2015 Fund
Class A	603
Class M	6
609
Fidelity Freedom Blend 2020 Fund
Class A	31
Class M	68
99
Fidelity Freedom Blend 2025 Fund
Class A	1,573
Class M	287
Class CA	55
1,915
Fidelity Freedom Blend 2030 Fund
Class A	5,032
Class M	426
Class CA	172
5,630
Fidelity Freedom Blend 2035 Fund
Class A	3,689
Class M	533
Class CA	146
4,368
Fidelity Freedom Blend 2040 Fund
Class A	3,714
Class M	570
Class CA	78
4,362
Fidelity Freedom Blend 2045 Fund
Class A	5,343
Class M	540
Class CA	188
6,071
Fidelity Freedom Blend 2050 Fund
Class A	5,067
Class M	536
Class CA	205
5,808
Fidelity Freedom Blend 2055 Fund
Class A	5,240
Class M	429
Class CA	183
5,852
Fidelity Freedom Blend 2060 Fund
Class A	4,094
Class M	499
Class CA	91
4,684
Fidelity Freedom Blend 2065 Fund
Class A	7,377
Class M	461
Class CA	24
7,862
Fidelity Freedom Blend 2070 Fund
Class A	202
Class M	63
265

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Blend Retirement Fund	210
Fidelity Freedom Blend 2010 Fund	220
Fidelity Freedom Blend 2015 Fund	119
Fidelity Freedom Blend 2020 Fund	24
Fidelity Freedom Blend 2025 Fund	24
Fidelity Freedom Blend 2030 Fund	5
Fidelity Freedom Blend 2035 Fund	14
Fidelity Freedom Blend 2040 Fund	12
Fidelity Freedom Blend 2045 Fund	26
Fidelity Freedom Blend 2050 Fund	19
Fidelity Freedom Blend 2055 Fund	20
Fidelity Freedom Blend 2060 Fund	12
Fidelity Freedom Blend 2065 Fund	65

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Freedom Blend Retirement Fund	106
Fidelity Freedom Blend 2010 Fund	30
Fidelity Freedom Blend 2015 Fund	47
Fidelity Freedom Blend 2020 Fund	107
Fidelity Freedom Blend 2025 Fund	44
Fidelity Freedom Blend 2030 Fund	11
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2025	Year ended March 31, 2025A
Fidelity Freedom Blend Retirement Fund
Distributions to shareholders
Class A	$32,475	$83,059
Class M	1,770	3,987
Class C	2,419	6,481
Fidelity Freedom Blend Retirement Fund	535,122	230,945
Class K	37,141	103,731
Class K6	1,178,768	2,416,630
Class I	17,686	38,693
Class Z	19,744	44,069
Class Z6	-	48,655
Premier Class	544,069	1,078,820
Total	$2,369,194	$4,055,070
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$719	$11,340
Class M	248	6,956
Class C	63	2,697
Fidelity Freedom Blend 2010 Fund	147,764	136,818
Class K	7,713	96,502
Class K6	141,260	1,412,423
Class I	1,728	20,920
Class Z	260	2,717
Class Z6	-	26,863
Premier Class	94,561	975,735
Total	$394,316	$2,692,971
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$4,005	$ 61,090
Class M	620	12,702
Class C	-	10,427
Fidelity Freedom Blend 2015 Fund	286,290	310,087
Class K	14,741	148,391
Class K6	334,866	3,112,075
Class I	11,620	122,903
Class Z	611	6,195
Class Z6	-	33,525
Premier Class	251,658	2,522,928
Total	$904,411	$6,340,323
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$6,250	$131,116
Class M	-	24,706
Class C	-	20,069
Fidelity Freedom Blend 2020 Fund	772,163	1,179,871
Class K	47,484	612,523
Class K6	957,675	10,922,756
Class I	8,905	116,969
Class Z	2,472	38,838
Class Z6	-	74,442
Premier Class	702,585	8,025,871
Total	$2,497,534	$21,147,161
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$13,519	$343,286
Class M	387	20,525
Class C	-	28,333
Fidelity Freedom Blend 2025 Fund	1,173,830	2,204,685
Class K	60,739	798,357
Class K6	1,955,736	22,306,802
Class I	21,126	346,709
Class Z	4,999	88,341
Class Z6	-	166,726
Premier Class	1,653,016	18,365,899
Total	$4,883,352	$44,669,663
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$125,650	$485,014
Class M	13,617	53,791
Class C	13,893	51,031
Fidelity Freedom Blend 2030 Fund	4,467,571	2,986,802
Class K	467,267	1,709,362
Class K6	8,709,195	30,098,275
Class I	204,765	739,858
Class Z	67,503	273,992
Class Z6	-	268,374
Premier Class	7,524,298	27,174,639
Total	$21,593,759	$63,841,138
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$171,265	$620,055
Class M	19,388	70,375
Class C	17,822	50,520
Fidelity Freedom Blend 2035 Fund	4,438,306	4,749,770
Class K	340,037	1,192,775
Class K6	10,772,749	36,277,884
Class I	218,456	825,253
Class Z	24,678	91,981
Class Z6	-	255,371
Premier Class	9,988,969	34,651,555
Total	$25,991,670	$78,785,539
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$147,079	$495,931
Class M	22,385	58,979
Class C	22,137	57,866
Fidelity Freedom Blend 2040 Fund	4,152,353	6,069,753
Class K	323,843	1,176,267
Class K6	10,038,688	34,858,036
Class I	221,599	811,776
Class Z	60,037	197,165
Class Z6	-	97,779
Premier Class	9,559,002	33,960,242
Total	$24,547,123	$77,783,794
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$146,434	$429,619
Class M	23,867	75,279
Class C	25,574	58,140
Fidelity Freedom Blend 2045 Fund	2,942,583	3,799,354
Class K	230,703	768,341
Class K6	9,081,971	30,087,913
Class I	273,455	876,714
Class Z	41,313	163,729
Class Z6	-	24,980
Premier Class	9,066,704	31,158,649
Total	$21,832,604	$67,442,718
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$120,378	$363,216
Class M	18,608	42,168
Class C	27,632	67,298
Fidelity Freedom Blend 2050 Fund	2,468,350	3,535,780
Class K	245,463	827,867
Class K6	8,310,667	28,656,584
Class I	327,762	1,111,972
Class Z	26,932	96,271
Class Z6	-	20,948
Premier Class	7,411,096	26,606,612
Total	$18,956,888	$61,328,716
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$117,305	$364,523
Class M	17,582	47,260
Class C	16,363	40,524
Fidelity Freedom Blend 2055 Fund	1,654,035	2,605,369
Class K	138,877	477,238
Class K6	6,409,803	21,795,226
Class I	284,051	947,017
Class Z	22,986	80,406
Class Z6	-	14,799
Premier Class	4,623,311	16,323,311
Total	$13,284,313	$42,695,673
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$69,248	$234,901
Class M	11,523	36,660
Class C	13,305	35,130
Fidelity Freedom Blend 2060 Fund	740,800	1,215,838
Class K	80,862	305,924
Class K6	3,718,379	13,367,252
Class I	147,422	546,406
Class Z	10,042	38,133
Class Z6	-	30,500
Premier Class	1,991,397	7,248,770
Total	$6,782,978	$23,059,514
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$41,632	$173,615
Class M	5,301	17,912
Class C	9,688	30,293
Fidelity Freedom Blend 2065 Fund	248,000	470,725
Class K	34,612	158,787
Class K6	1,191,193	4,695,897
Class I	39,748	148,970
Class Z	4,901	21,482
Class Z6	-	35,546
Premier Class	465,486	1,783,497
Total	$2,040,561	$7,536,724
Fidelity Freedom Blend 2070 FundB
Distributions to shareholders
Class A	$59	$830
Class M	52	618
Class C	39	494
Fidelity Freedom Blend 2070 Fund	2,537	3,001
Class K	306	1,301
Class K6	9,150	17,064
Class I	147	1,079
Class Z	36	760
Premier Class	2,618	6,704
Total	$14,944	$31,851

A Distributions for Class Z6 are for the period April 1, 2024 through May 24, 2024.
B Prior period distributions are for the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2025	Year ended March 31, 2025A	Six months ended September 30, 2025	Year ended March 31, 2025A
Fidelity Freedom Blend Retirement Fund
Class A
Shares sold	12,340	43,624	$124,657	$430,757
Issued in exchange for the shares of the Acquired Fund(s)	-	58,580	-	572,909
Reinvestment of distributions	3,194	8,420	32,250	82,617
Shares redeemed	(22,196)	(102,969)	(217,339)	(1,018,887)
Net increase (decrease)	(6,662)	7,655	$(60,432)	$67,396
Class M
Shares sold	767	2,389	$7,847	$23,671
Issued in exchange for the shares of the Acquired Fund(s)	-	2,382	-	23,274
Reinvestment of distributions	176	406	1,770	3,987
Shares redeemed	(775)	(1,130)	(7,777)	(11,291)
Net increase (decrease)	168	4,047	$1,840	$39,641
Class C
Shares sold	2,003	2,703	$20,181	$26,464
Issued in exchange for the shares of the Acquired Fund(s)	-	5,586	-	53,959
Reinvestment of distributions	243	668	2,419	6,481
Shares redeemed	(2,645)	(10,089)	(26,350)	(99,173)
Net increase (decrease)	(399)	(1,132)	$(3,750)	$(12,269)
Fidelity Freedom Blend Retirement Fund
Shares sold	288,793	1,901,297	$2,922,301	$18,943,406
Issued in exchange for the shares of the Acquired Fund(s)	-	96,617	-	945,880
Issued in exchange for the shares of the Acquired Fund(s)	-	2,765,723	-	26,772,177
Reinvestment of distributions	49,196	22,086	496,460	217,746
Shares redeemed	(886,834)	(464,481)	(8,882,945)	(4,578,265)
Net increase (decrease)	(548,845)	4,321,242	$(5,464,184)	$42,300,944
Class K
Shares sold	11,597	147,451	$119,740	$1,434,322
Issued in exchange for the shares of the Acquired Fund(s)	-	21,178	-	207,335
Reinvestment of distributions	3,686	10,564	37,141	103,731
Shares redeemed	(172,424)	(138,914)	(1,770,986)	(1,371,590)
Net increase (decrease)	(157,141)	40,279	$(1,614,105)	$373,798
Class K6
Shares sold	2,717,119	5,870,406	$27,815,228	$57,826,097
Issued in exchange for the shares of the Acquired Fund(s)	-	1,051,838	-	10,297,550
Reinvestment of distributions	116,526	245,577	1,178,768	2,416,630
Shares redeemed	(2,114,414)	(3,451,996)	(21,681,805)	(34,269,126)
Net increase (decrease)	719,231	3,715,825	$7,312,191	$36,271,151
Class I
Shares sold	19,774	34,688	$202,226	$344,250
Issued in exchange for the shares of the Acquired Fund(s)	-	23,858	-	233,567
Reinvestment of distributions	1,750	3,937	17,686	38,693
Shares redeemed	(23,361)	(47,838)	(236,048)	(467,315)
Net increase (decrease)	(1,837)	14,645	$(16,136)	$149,195
Class Z
Shares sold	8,269	13,505	$85,422	$134,253
Reinvestment of distributions	1,949	4,483	19,680	44,025
Shares redeemed	(11,871)	(2,665)	(118,722)	(26,589)
Net increase (decrease)	(1,653)	15,323	$(13,620)	$151,689
Class Z6
Shares sold	-	156,471	$ -	$1,513,598
Reinvestment of distributions	-	5,039	-	48,655
Shares redeemed	-	(1,399,925)	-	(13,602,287)
Net increase (decrease)	-	(1,238,415)	$-	$(12,040,034)
Premier Class
Shares sold	806,808	1,260,848	$8,123,627	$12,594,699
Issued in exchange for the shares of the Acquired Fund(s)	-	954,930	-	9,348,777
Reinvestment of distributions	53,845	109,781	544,069	1,078,820
Shares redeemed	(510,963)	(912,301)	(5,158,068)	(9,037,376)
Net increase (decrease)	349,690	1,413,258	$3,509,628	$13,984,920
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	1,832	10,027	$18,804	$100,360
Reinvestment of distributions	71	1,143	719	11,340
Shares redeemed	(11,712)	(25,708)	(120,154)	(264,275)
Net increase (decrease)	(9,809)	(14,538)	$(100,631)	$(152,575)
Class M
Shares sold	-	-	$ -	$-
Reinvestment of distributions	24	700	248	6,956
Shares redeemed	(232)	(485)	(2,417)	(4,912)
Net increase (decrease)	(208)	215	$(2,169)	$2,044
Class C
Shares sold	636	6,415	$6,529	$64,444
Reinvestment of distributions	6	274	63	2,697
Shares redeemed	(2,278)	(7,992)	(23,421)	(78,944)
Net increase (decrease)	(1,636)	(1,303)	$(16,829)	$(11,803)
Fidelity Freedom Blend 2010 Fund
Shares sold	211,650	4,867,160	$2,223,515	$49,676,232
Issued in exchange for the shares of the Acquired Fund(s)	-	951,428	-	9,381,083
Reinvestment of distributions	14,195	13,096	144,366	130,015
Shares redeemed	(725,453)	(483,531)	(7,357,032)	(4,904,032)
Net increase (decrease)	(499,608)	5,348,153	$(4,989,151)	$54,283,298
Class K
Shares sold	3,069	48,009	$32,142	$479,552
Reinvestment of distributions	755	9,682	7,713	96,502
Shares redeemed	(5,092)	(73,060)	(53,275)	(739,292)
Net increase (decrease)	(1,268)	(15,369)	$(13,420)	$(163,238)
Class K6
Shares sold	670,383	3,380,248	$7,055,053	$34,191,562
Reinvestment of distributions	13,808	141,502	141,260	1,412,423
Shares redeemed	(793,832)	(1,738,718)	(8,359,253)	(17,706,418)
Net increase (decrease)	(109,641)	1,783,032	$(1,162,940)	$17,897,567
Class I
Shares sold	1,555	3,729	$15,993	$37,511
Reinvestment of distributions	169	2,103	1,728	20,920
Shares redeemed	(1,390)	(1,365)	(14,581)	(13,886)
Net increase (decrease)	334	4,467	$3,140	$44,545
Class Z
Shares sold	-	729	$ -	$7,499
Reinvestment of distributions	25	271	260	2,717
Shares redeemed	-	-	-	-
Net increase (decrease)	25	1,000	$260	$10,216
Class Z6
Shares sold	-	11,100	$ -	$109,500
Reinvestment of distributions	-	2,722	-	26,863
Shares redeemed	-	(913,632)	-	(9,059,406)
Net increase (decrease)	-	(899,810)	$-	$(8,923,043)
Premier Class
Shares sold	439,745	917,371	$4,505,757	$9,344,208
Reinvestment of distributions	9,253	97,889	94,561	975,735
Shares redeemed	(202,779)	(755,202)	(2,114,355)	(7,701,126)
Net increase (decrease)	246,219	260,058	$2,485,963	$2,618,817
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	12,721	65,474	$133,808	$676,930
Reinvestment of distributions	387	6,049	4,005	61,090
Shares redeemed	(18,581)	(16,417)	(197,840)	(170,428)
Net increase (decrease)	(5,473)	55,106	$(60,027)	$567,592
Class M
Shares sold	262	1,478	$2,768	$15,181
Reinvestment of distributions	60	1,255	620	12,702
Shares redeemed	(2,114)	(6,201)	(22,615)	(64,469)
Net increase (decrease)	(1,792)	(3,468)	$(19,227)	$(36,586)
Class C
Shares sold	128	457	$1,339	$4,603
Reinvestment of distributions	-	1,044	-	10,427
Shares redeemed	(15,824)	(21,149)	(156,976)	(211,004)
Net increase (decrease)	(15,696)	(19,648)	$(155,637)	$(195,974)
Fidelity Freedom Blend 2015 Fund
Shares sold	379,040	7,734,321	$3,991,550	$80,632,812
Issued in exchange for the shares of the Acquired Fund(s)	-	1,666,730	-	16,750,641
Reinvestment of distributions	26,720	26,665	277,084	270,003
Shares redeemed	(790,684)	(694,037)	(8,343,944)	(7,154,497)
Net increase (decrease)	(384,924)	8,733,679	$(4,075,310)	$90,498,959
Class K
Shares sold	115,103	200,752	$1,186,778	$2,035,460
Reinvestment of distributions	1,417	14,625	14,741	148,391
Shares redeemed	(60,872)	(292,483)	(644,274)	(2,950,680)
Net increase (decrease)	55,648	(77,106)	$557,245	$(766,829)
Class K6
Shares sold	2,176,600	6,678,533	$23,396,198	$68,751,900
Reinvestment of distributions	32,106	305,746	334,866	3,112,075
Shares redeemed	(1,779,164)	(4,058,165)	(19,213,854)	(41,817,665)
Net increase (decrease)	429,542	2,926,114	$4,517,210	$30,046,310
Class I
Shares sold	4,746	21,796	$50,242	$225,667
Reinvestment of distributions	1,121	12,137	11,620	122,903
Shares redeemed	(3,445)	(7,774)	(35,750)	(80,928)
Net increase (decrease)	2,422	26,159	$26,112	$267,642
Class Z
Shares sold	656	1,778	$6,987	$18,393
Reinvestment of distributions	59	609	611	6,195
Shares redeemed	(5,679)	(739)	(61,407)	(7,486)
Net increase (decrease)	(4,964)	1,648	$(53,809)	$17,102
Class Z6
Shares sold	-	59,711	$ -	$595,047
Reinvestment of distributions	-	3,346	-	33,525
Shares redeemed	-	(1,447,519)	-	(14,570,393)
Net increase (decrease)	-	(1,384,462)	$-	$(13,941,821)
Premier Class
Shares sold	793,201	1,920,095	$8,391,567	$20,028,476
Reinvestment of distributions	24,198	248,455	251,658	2,522,928
Shares redeemed	(1,008,619)	(1,916,450)	(10,793,983)	(19,818,485)
Net increase (decrease)	(191,220)	252,100	$(2,150,758)	$2,732,919
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	22,962	145,587	$252,693	$1,525,164
Reinvestment of distributions	583	12,521	6,250	131,116
Shares redeemed	(115,910)	(236,233)	(1,260,652)	(2,487,080)
Net increase (decrease)	(92,365)	(78,125)	$(1,001,709)	$(830,800)
Class M
Shares sold	10,291	14,713	$113,592	$154,816
Reinvestment of distributions	-	2,323	-	24,341
Shares redeemed	(755)	(46,333)	(8,169)	(493,693)
Net increase (decrease)	9,536	(29,297)	$105,423	$(314,536)
Class C
Shares sold	3,180	7,705	$34,831	$80,075
Reinvestment of distributions	-	1,935	-	20,069
Shares redeemed	(1,092)	(14,390)	(11,989)	(150,036)
Net increase (decrease)	2,088	(4,750)	$22,842	$(49,892)
Fidelity Freedom Blend 2020 Fund
Shares sold	1,671,109	25,695,125	$18,611,326	$277,600,531
Issued in exchange for the shares of the Acquired Fund(s)	-	4,114,643	-	42,792,278
Reinvestment of distributions	69,307	91,684	743,662	961,690
Shares redeemed	(4,266,423)	(3,199,414)	(47,302,044)	(34,156,928)
Net increase (decrease)	(2,526,007)	26,702,038	$(27,947,056)	$287,197,571
Class K
Shares sold	60,651	895,779	$679,440	$9,385,803
Reinvestment of distributions	4,405	58,214	47,484	612,523
Shares redeemed	(264,496)	(733,818)	(2,902,722)	(7,891,332)
Net increase (decrease)	(199,440)	220,175	$(2,175,798)	$2,106,994
Class K6
Shares sold	6,897,235	18,741,279	$77,287,392	$200,397,065
Reinvestment of distributions	88,510	1,033,669	957,675	10,922,756
Shares redeemed	(7,819,596)	(11,968,081)	(87,964,784)	(128,832,601)
Net increase (decrease)	(833,851)	7,806,867	$(9,719,717)	$82,487,220
Class I
Shares sold	6,262	51,563	$69,541	$555,447
Reinvestment of distributions	823	11,122	8,861	116,969
Shares redeemed	(32,383)	(106,161)	(370,288)	(1,115,705)
Net increase (decrease)	(25,298)	(43,476)	$(291,886)	$(443,289)
Class Z
Shares sold	2,049	17,078	$22,831	$183,857
Reinvestment of distributions	229	3,690	2,472	38,838
Shares redeemed	(425)	(83,850)	(4,387)	(900,320)
Net increase (decrease)	1,853	(63,082)	$20,916	$(677,625)
Class Z6
Shares sold	-	608,090	$ -	$6,291,333
Reinvestment of distributions	-	7,186	-	74,442
Shares redeemed	-	(4,869,432)	-	(50,596,001)
Net increase (decrease)	-	(4,254,156)	$-	$(44,230,226)
Premier Class
Shares sold	2,354,873	8,050,594	$25,882,841	$87,234,803
Reinvestment of distributions	65,114	761,800	702,585	8,025,871
Shares redeemed	(3,503,770)	(7,661,431)	(39,002,360)	(82,345,678)
Net increase (decrease)	(1,083,783)	1,150,963	$(12,416,934)	$12,914,996
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	70,561	583,343	$806,341	$6,283,137
Reinvestment of distributions	1,219	31,643	13,519	343,286
Shares redeemed	(165,845)	(517,330)	(1,914,937)	(5,651,153)
Net increase (decrease)	(94,065)	97,656	$(1,095,077)	$975,270
Class M
Shares sold	7,974	32,458	$90,698	$365,930
Reinvestment of distributions	35	1,871	387	20,525
Shares redeemed	(8,145)	(122,776)	(92,743)	(1,373,247)
Net increase (decrease)	(136)	(88,447)	$(1,658)	$(986,792)
Class C
Shares sold	28,970	19,740	$320,218	$214,111
Reinvestment of distributions	-	2,641	-	28,333
Shares redeemed	(23,112)	(34,341)	(261,078)	(367,346)
Net increase (decrease)	5,858	(11,960)	$59,140	$(124,902)
Fidelity Freedom Blend 2025 Fund
Shares sold	5,324,263	44,728,982	$61,387,772	$501,317,213
Issued in exchange for the shares of the Acquired Fund(s)	-	930,670	-	10,023,316
Reinvestment of distributions	102,481	163,867	1,139,591	1,782,545
Shares redeemed	(6,846,689)	(5,502,933)	(78,449,478)	(60,730,734)
Net increase (decrease)	(1,419,945)	40,320,586	$(15,922,115)	$452,392,340
Class K
Shares sold	163,385	1,280,279	$1,923,197	$13,896,128
Reinvestment of distributions	5,438	73,188	60,739	798,357
Shares redeemed	(500,218)	(1,148,014)	(5,625,774)	(12,802,436)
Net increase (decrease)	(331,395)	205,453	$(3,641,838)	$1,892,049
Class K6
Shares sold	16,118,376	42,216,083	$188,811,767	$467,477,018
Reinvestment of distributions	174,619	2,037,963	1,955,736	22,306,802
Shares redeemed	(18,794,754)	(25,611,752)	(221,768,024)	(285,005,267)
Net increase (decrease)	(2,501,759)	18,642,294	$(31,000,521)	$204,778,553
Class I
Shares sold	84,344	185,611	$969,994	$2,057,525
Reinvestment of distributions	1,895	31,824	21,126	346,709
Shares redeemed	(247,988)	(472,512)	(2,807,491)	(5,225,383)
Net increase (decrease)	(161,749)	(255,077)	$(1,816,371)	$(2,821,149)
Class Z
Shares sold	14,212	51,843	$163,271	$573,445
Reinvestment of distributions	406	7,476	4,545	81,670
Shares redeemed	(72,247)	(66,277)	(788,960)	(726,984)
Net increase (decrease)	(57,629)	(6,958)	$(621,144)	$(71,869)
Class Z6
Shares sold	-	811,314	$ -	$8,626,013
Reinvestment of distributions	-	15,582	-	166,726
Shares redeemed	-	(10,052,184)	-	(108,321,591)
Net increase (decrease)	-	(9,225,288)	$-	$(99,528,852)
Premier Class
Shares sold	7,915,487	25,686,146	$90,720,610	$287,803,157
Reinvestment of distributions	147,855	1,682,778	1,653,016	18,365,899
Shares redeemed	(8,418,545)	(14,169,383)	(97,881,754)	(157,536,305)
Net increase (decrease)	(355,203)	13,199,541	$(5,508,128)	$148,632,751
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	233,684	671,505	$2,786,431	$7,526,154
Reinvestment of distributions	11,071	43,497	125,650	485,014
Shares redeemed	(146,956)	(515,956)	(1,728,225)	(5,836,549)
Net increase (decrease)	97,799	199,046	$1,183,856	$2,174,619
Class M
Shares sold	9,848	44,311	$116,026	$503,353
Reinvestment of distributions	1,200	4,820	13,617	53,791
Shares redeemed	(11,453)	(47,997)	(137,643)	(528,534)
Net increase (decrease)	(405)	1,134	$(8,000)	$28,610
Class C
Shares sold	30,786	75,314	$362,930	$836,286
Reinvestment of distributions	1,238	4,618	13,893	51,031
Shares redeemed	(13,400)	(89,311)	(154,704)	(1,001,797)
Net increase (decrease)	18,624	(9,379)	$222,119	$(114,480)
Fidelity Freedom Blend 2030 Fund
Shares sold	7,329,866	55,139,748	$87,486,125	$636,208,599
Issued in exchange for the shares of the Acquired Fund(s)	-	53,033	-	588,662
Reinvestment of distributions	382,510	234,993	4,360,610	2,630,767
Shares redeemed	(6,370,215)	(4,617,634)	(75,787,845)	(52,611,507)
Net increase (decrease)	1,342,161	50,810,140	$16,058,890	$586,816,521
Class K
Shares sold	509,802	3,964,465	$6,123,770	$44,046,594
Reinvestment of distributions	40,809	152,284	467,267	1,709,362
Shares redeemed	(931,605)	(1,954,779)	(11,328,043)	(22,523,061)
Net increase (decrease)	(380,994)	2,161,970	$(4,737,006)	$23,232,895
Class K6
Shares sold	25,404,370	61,445,073	$306,624,906	$700,090,944
Reinvestment of distributions	757,980	2,669,674	8,709,195	30,098,275
Shares redeemed	(22,179,157)	(24,845,940)	(269,330,232)	(284,850,864)
Net increase (decrease)	3,983,193	39,268,807	$46,003,869	$445,338,355
Class I
Shares sold	157,148	382,645	$1,870,766	$4,363,384
Reinvestment of distributions	17,915	65,930	204,765	739,858
Shares redeemed	(240,886)	(585,463)	(2,915,036)	(6,645,264)
Net increase (decrease)	(65,823)	(136,888)	$(839,505)	$(1,542,022)
Class Z
Shares sold	65,741	109,391	$786,123	$1,243,766
Reinvestment of distributions	5,750	23,684	65,834	266,239
Shares redeemed	(74,737)	(123,348)	(854,269)	(1,410,945)
Net increase (decrease)	(3,246)	9,727	$(2,312)	$99,060
Class Z6
Shares sold	-	1,008,803	$ -	$11,026,305
Reinvestment of distributions	-	24,420	-	268,374
Shares redeemed	-	(15,725,944)	-	(174,006,579)
Net increase (decrease)	-	(14,692,721)	$-	$(162,711,900)
Premier Class
Shares sold	11,452,387	39,287,984	$135,636,043	$452,811,819
Reinvestment of distributions	656,570	2,415,194	7,524,298	27,174,639
Shares redeemed	(7,806,140)	(13,300,382)	(93,073,761)	(152,306,810)
Net increase (decrease)	4,302,817	28,402,796	$50,086,580	$327,679,648
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	297,379	757,123	$3,811,542	$8,903,012
Reinvestment of distributions	14,356	52,799	171,265	620,055
Shares redeemed	(118,826)	(352,285)	(1,440,394)	(4,240,089)
Net increase (decrease)	192,909	457,637	$2,542,413	$5,282,978
Class M
Shares sold	29,219	97,558	$365,490	$1,167,934
Reinvestment of distributions	1,631	6,010	19,388	70,375
Shares redeemed	(15,772)	(58,351)	(196,210)	(688,232)
Net increase (decrease)	15,078	45,217	$188,668	$550,077
Class C
Shares sold	116,079	54,802	$1,495,865	$638,017
Reinvestment of distributions	1,517	4,359	17,822	50,520
Shares redeemed	(22,571)	(47,941)	(280,355)	(557,610)
Net increase (decrease)	95,025	11,220	$1,233,332	$130,927
Fidelity Freedom Blend 2035 Fund
Shares sold	8,085,622	40,667,353	$102,068,334	$494,156,215
Reinvestment of distributions	350,130	333,903	4,201,544	3,939,268
Shares redeemed	(3,684,218)	(4,166,082)	(46,016,002)	(49,789,565)
Net increase (decrease)	4,751,534	36,835,174	$60,253,876	$448,305,918
Class K
Shares sold	329,776	2,167,428	$4,100,527	$25,520,289
Reinvestment of distributions	28,219	100,762	340,037	1,192,775
Shares redeemed	(232,211)	(1,253,532)	(3,017,842)	(15,317,568)
Net increase (decrease)	125,784	1,014,658	$1,422,722	$11,395,496
Class K6
Shares sold	21,235,932	61,203,245	$270,218,899	$735,136,844
Reinvestment of distributions	890,310	3,049,524	10,772,749	36,277,884
Shares redeemed	(19,281,117)	(19,291,199)	(248,442,046)	(233,777,418)
Net increase (decrease)	2,845,125	44,961,570	$32,549,602	$537,637,310
Class I
Shares sold	154,838	467,212	$1,928,205	$5,580,871
Reinvestment of distributions	18,190	69,842	218,456	825,253
Shares redeemed	(322,022)	(613,310)	(4,113,936)	(7,311,538)
Net increase (decrease)	(148,994)	(76,256)	$(1,967,275)	$(905,414)
Class Z
Shares sold	32,752	45,910	$406,948	$549,988
Reinvestment of distributions	2,037	7,739	24,523	91,586
Shares redeemed	(3,890)	(34,383)	(48,619)	(410,120)
Net increase (decrease)	30,899	19,266	$382,852	$231,454
Class Z6
Shares sold	-	791,468	$ -	$9,055,981
Reinvestment of distributions	-	22,091	-	255,371
Shares redeemed	-	(17,008,457)	-	(198,366,390)
Net increase (decrease)	-	(16,194,898)	$-	$(189,055,038)
Premier Class
Shares sold	13,618,616	40,338,408	$169,885,498	$491,494,658
Reinvestment of distributions	827,586	2,920,460	9,988,969	34,651,555
Shares redeemed	(5,209,538)	(9,719,368)	(65,928,869)	(117,378,897)
Net increase (decrease)	9,236,664	33,539,500	$113,945,598	$408,767,316
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	253,502	487,977	$3,369,733	$6,031,337
Reinvestment of distributions	11,785	40,319	147,079	495,929
Shares redeemed	(136,824)	(274,411)	(1,796,628)	(3,389,158)
Net increase (decrease)	128,463	253,885	$1,720,184	$3,138,108
Class M
Shares sold	19,199	103,623	$252,023	$1,299,449
Reinvestment of distributions	1,797	4,799	22,385	58,979
Shares redeemed	(12,351)	(27,186)	(156,637)	(344,052)
Net increase (decrease)	8,645	81,236	$117,771	$1,014,376
Class C
Shares sold	38,710	46,852	$504,121	$572,028
Reinvestment of distributions	1,807	4,778	22,137	57,866
Shares redeemed	(14,725)	(53,761)	(194,363)	(643,032)
Net increase (decrease)	25,792	(2,131)	$331,895	$(13,138)
Fidelity Freedom Blend 2040 Fund
Shares sold	6,432,481	33,000,082	$85,698,366	$419,859,305
Reinvestment of distributions	311,029	415,533	3,906,528	5,143,383
Shares redeemed	(3,016,412)	(4,032,401)	(39,777,854)	(50,425,889)
Net increase (decrease)	3,727,098	29,383,214	$49,827,040	$374,576,799
Class K
Shares sold	367,870	2,324,304	$4,934,507	$28,335,537
Reinvestment of distributions	25,641	94,645	323,843	1,176,267
Shares redeemed	(336,547)	(1,058,575)	(4,512,370)	(13,578,724)
Net increase (decrease)	56,964	1,360,374	$745,980	$15,933,080
Class K6
Shares sold	18,850,606	52,924,021	$254,013,151	$667,206,888
Reinvestment of distributions	791,071	2,792,351	10,038,688	34,858,036
Shares redeemed	(17,533,177)	(16,446,792)	(239,130,479)	(208,353,397)
Net increase (decrease)	2,108,500	39,269,580	$24,921,360	$493,711,527
Class I
Shares sold	141,369	438,015	$1,844,807	$5,477,674
Reinvestment of distributions	17,579	65,387	221,318	810,795
Shares redeemed	(260,233)	(529,677)	(3,554,529)	(6,591,168)
Net increase (decrease)	(101,285)	(26,275)	$(1,488,404)	$(302,699)
Class Z
Shares sold	28,490	127,449	$380,783	$1,598,074
Reinvestment of distributions	4,745	15,827	60,024	197,130
Shares redeemed	(18,462)	(42,575)	(247,981)	(539,181)
Net increase (decrease)	14,773	100,701	$192,826	$1,256,023
Class Z6
Shares sold	-	784,001	$ -	$9,401,476
Reinvestment of distributions	-	8,081	-	97,779
Shares redeemed	-	(14,676,306)	-	(179,484,428)
Net increase (decrease)	-	(13,884,224)	$-	$(169,985,173)
Premier Class
Shares sold	12,244,692	37,114,593	$162,028,426	$474,467,422
Reinvestment of distributions	754,460	2,725,047	9,559,002	33,960,242
Shares redeemed	(4,788,110)	(7,870,511)	(63,795,118)	(99,739,154)
Net increase (decrease)	8,211,042	31,969,129	$107,792,310	$408,688,510
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	162,015	580,042	$2,173,878	$7,302,528
Reinvestment of distributions	11,603	34,507	146,434	429,611
Shares redeemed	(63,924)	(265,840)	(843,325)	(3,323,125)
Net increase (decrease)	109,694	348,709	$1,476,987	$4,409,014
Class M
Shares sold	28,897	100,160	$376,690	$1,259,284
Reinvestment of distributions	1,897	6,061	23,867	75,279
Shares redeemed	(8,707)	(101,855)	(115,466)	(1,286,839)
Net increase (decrease)	22,087	4,366	$285,091	$47,724
Class C
Shares sold	24,716	39,962	$326,987	$493,070
Reinvestment of distributions	2,066	4,746	25,574	58,139
Shares redeemed	(12,951)	(39,651)	(171,638)	(487,088)
Net increase (decrease)	13,831	5,057	$180,923	$64,121
Fidelity Freedom Blend 2045 Fund
Shares sold	5,179,249	23,734,061	$70,078,975	$305,901,828
Reinvestment of distributions	218,654	254,954	2,779,087	3,194,568
Shares redeemed	(1,998,880)	(2,145,294)	(26,608,000)	(27,126,712)
Net increase (decrease)	3,399,023	21,843,721	$46,250,062	$281,969,684
Class K
Shares sold	272,742	1,254,174	$3,714,456	$15,561,051
Reinvestment of distributions	18,066	61,098	230,703	768,342
Shares redeemed	(151,919)	(742,437)	(2,078,569)	(9,657,906)
Net increase (decrease)	138,889	572,835	$1,866,590	$6,671,487
Class K6
Shares sold	16,607,660	48,176,079	$226,583,052	$613,578,846
Reinvestment of distributions	707,870	2,380,909	9,081,971	30,087,913
Shares redeemed	(14,189,357)	(14,947,467)	(197,606,408)	(191,352,797)
Net increase (decrease)	3,126,173	35,609,521	$38,058,615	$452,313,962
Class I
Shares sold	225,240	472,766	$2,998,094	$5,989,481
Reinvestment of distributions	21,515	69,969	273,455	876,714
Shares redeemed	(270,522)	(450,894)	(3,733,511)	(5,654,509)
Net increase (decrease)	(23,767)	91,841	$(461,962)	$1,211,686
Class Z
Shares sold	51,346	117,489	$700,737	$1,510,864
Reinvestment of distributions	3,233	13,005	41,313	163,730
Shares redeemed	(68,858)	(68,225)	(897,838)	(866,650)
Net increase (decrease)	(14,279)	62,269	$(155,788)	$807,944
Class Z6
Shares sold	-	856,639	$ -	$10,320,482
Reinvestment of distributions	-	2,049	-	24,980
Shares redeemed	-	(13,161,038)	-	(162,257,856)
Net increase (decrease)	-	(12,302,350)	$-	$(151,912,394)
Premier Class
Shares sold	11,439,301	36,278,038	$153,928,055	$468,001,204
Reinvestment of distributions	708,336	2,471,719	9,066,704	31,158,649
Shares redeemed	(3,972,111)	(6,690,100)	(54,149,462)	(85,585,021)
Net increase (decrease)	8,175,526	32,059,657	$108,845,297	$413,574,832
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	234,334	450,404	$3,166,038	$5,616,432
Reinvestment of distributions	9,538	29,172	120,371	363,191
Shares redeemed	(126,028)	(187,156)	(1,682,473)	(2,358,983)
Net increase (decrease)	117,844	292,420	$1,603,936	$3,620,640
Class M
Shares sold	23,744	76,614	$309,282	$966,383
Reinvestment of distributions	1,483	3,403	18,608	42,168
Shares redeemed	(12,996)	(14,263)	(167,800)	(180,419)
Net increase (decrease)	12,231	65,754	$160,090	$828,132
Class C
Shares sold	39,181	84,596	$517,582	$1,043,808
Reinvestment of distributions	2,239	5,512	27,632	67,298
Shares redeemed	(33,750)	(37,113)	(436,344)	(456,542)
Net increase (decrease)	7,670	52,995	$108,870	$654,564
Fidelity Freedom Blend 2050 Fund
Shares sold	3,792,113	18,878,682	$51,022,436	$242,541,186
Reinvestment of distributions	182,899	239,079	2,320,985	2,990,881
Shares redeemed	(1,607,681)	(1,968,168)	(21,534,070)	(24,909,500)
Net increase (decrease)	2,367,331	17,149,593	$31,809,351	$220,622,567
Class K
Shares sold	312,517	1,716,185	$4,162,366	$21,161,048
Reinvestment of distributions	19,267	65,992	245,463	827,866
Shares redeemed	(231,320)	(527,496)	(3,187,677)	(6,813,344)
Net increase (decrease)	100,464	1,254,681	$1,220,152	$15,175,570
Class K6
Shares sold	14,665,879	42,810,398	$199,697,800	$543,924,990
Reinvestment of distributions	648,761	2,272,842	8,310,623	28,656,420
Shares redeemed	(11,877,620)	(14,535,420)	(164,964,397)	(186,089,656)
Net increase (decrease)	3,437,020	30,547,820	$43,044,026	$386,491,754
Class I
Shares sold	225,228	514,070	$3,007,873	$6,458,795
Reinvestment of distributions	25,828	88,887	327,762	1,111,972
Shares redeemed	(325,327)	(566,132)	(4,416,137)	(7,106,157)
Net increase (decrease)	(74,271)	36,825	$(1,080,502)	$464,610
Class Z
Shares sold	18,935	64,059	$253,611	$812,737
Reinvestment of distributions	2,098	7,625	26,794	95,919
Shares redeemed	(29,156)	(67,672)	(381,364)	(874,041)
Net increase (decrease)	(8,123)	4,012	$(100,959)	$34,615
Class Z6
Shares sold	-	723,691	$ -	$ 8,706,829
Reinvestment of distributions	-	1,718	-	20,947
Shares redeemed	-	(10,881,916)	-	(134,140,075)
Net increase (decrease)	-	(10,156,507)	$-	$(125,412,299)
Premier Class
Shares sold	10,619,264	31,806,140	$143,520,231	$409,816,541
Reinvestment of distributions	580,352	2,115,591	7,411,096	26,606,613
Shares redeemed	(3,506,661)	(6,558,366)	(47,651,050)	(83,645,104)
Net increase (decrease)	7,692,955	27,363,365	$103,280,277	$352,778,050
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	207,868	472,713	$2,807,535	$5,907,336
Reinvestment of distributions	9,259	29,162	117,305	364,522
Shares redeemed	(52,756)	(207,085)	(717,543)	(2,629,115)
Net increase (decrease)	164,371	294,790	$2,207,297	$3,642,743
Class M
Shares sold	18,578	76,309	$246,620	$967,860
Reinvestment of distributions	1,394	3,793	17,582	47,260
Shares redeemed	(6,165)	(32,625)	(76,819)	(413,638)
Net increase (decrease)	13,807	47,477	$187,383	$601,482
Class C
Shares sold	26,786	56,862	$357,719	$686,459
Reinvestment of distributions	1,321	3,306	16,363	40,524
Shares redeemed	(4,737)	(33,206)	(63,640)	(411,550)
Net increase (decrease)	23,370	26,962	$310,442	$315,433
Fidelity Freedom Blend 2055 Fund
Shares sold	2,483,781	12,074,576	$33,527,529	$156,232,523
Reinvestment of distributions	120,287	174,198	1,537,265	2,194,889
Shares redeemed	(1,132,672)	(1,153,398)	(15,327,843)	(14,719,456)
Net increase (decrease)	1,471,396	11,095,376	$19,736,951	$143,707,956
Class K
Shares sold	160,507	997,685	$2,182,671	$12,426,711
Reinvestment of distributions	10,833	37,771	138,877	477,238
Shares redeemed	(158,873)	(394,145)	(2,172,399)	(5,131,887)
Net increase (decrease)	12,467	641,311	$149,149	$7,772,062
Class K6
Shares sold	11,775,739	33,559,883	$161,224,230	$429,661,820
Reinvestment of distributions	497,656	1,719,102	6,409,803	21,795,226
Shares redeemed	(8,126,176)	(10,868,318)	(112,573,825)	(140,010,006)
Net increase (decrease)	4,147,219	24,410,667	$55,060,208	$311,447,040
Class I
Shares sold	240,816	628,049	$3,228,137	$7,947,987
Reinvestment of distributions	22,226	75,220	284,051	947,017
Shares redeemed	(290,707)	(525,889)	(3,970,099)	(6,559,842)
Net increase (decrease)	(27,665)	177,380	$(457,911)	$2,335,162
Class Z
Shares sold	24,848	52,354	$336,110	$669,367
Reinvestment of distributions	1,788	6,349	22,977	80,377
Shares redeemed	(17,907)	(21,359)	(234,521)	(272,207)
Net increase (decrease)	8,729	37,344	$124,566	$477,537
Class Z6
Shares sold	-	526,581	$ -	$6,367,197
Reinvestment of distributions	-	1,206	-	14,799
Shares redeemed	-	(7,688,927)	-	(95,403,261)
Net increase (decrease)	-	(7,161,140)	$-	$(89,021,265)
Premier Class
Shares sold	9,479,169	22,999,223	$128,763,347	$297,717,758
Reinvestment of distributions	359,791	1,289,688	4,623,311	16,323,310
Shares redeemed	(2,694,417)	(3,978,144)	(36,842,498)	(51,162,437)
Net increase (decrease)	7,144,543	20,310,767	$96,544,160	$262,878,631
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	129,452	296,884	$1,748,295	$3,783,471
Reinvestment of distributions	5,402	18,577	69,248	234,900
Shares redeemed	(51,296)	(142,721)	(701,460)	(1,818,768)
Net increase (decrease)	83,558	172,740	$1,116,083	$2,199,603
Class M
Shares sold	17,346	40,976	$233,705	$523,246
Reinvestment of distributions	904	2,913	11,523	36,660
Shares redeemed	(11,790)	(16,539)	(163,714)	(213,525)
Net increase (decrease)	6,460	27,350	$81,514	$346,381
Class C
Shares sold	28,360	43,439	$369,934	$550,000
Reinvestment of distributions	1,060	2,830	13,305	35,131
Shares redeemed	(10,072)	(13,366)	(132,293)	(167,012)
Net increase (decrease)	19,348	32,903	$250,946	$418,119
Fidelity Freedom Blend 2060 Fund
Shares sold	1,870,557	5,807,162	$25,891,297	$75,931,923
Reinvestment of distributions	54,541	83,959	704,664	1,069,214
Shares redeemed	(558,389)	(548,748)	(7,798,074)	(7,093,794)
Net increase (decrease)	1,366,709	5,342,373	$18,797,887	$69,907,343
Class K
Shares sold	141,228	730,885	$1,941,485	$9,216,343
Reinvestment of distributions	6,244	23,998	80,862	305,924
Shares redeemed	(101,927)	(262,339)	(1,413,942)	(3,450,983)
Net increase (decrease)	45,545	492,544	$608,405	$6,071,284
Class K6
Shares sold	7,558,479	21,125,037	$104,324,351	$273,449,101
Reinvestment of distributions	286,029	1,044,831	3,718,379	13,367,252
Shares redeemed	(4,075,518)	(6,674,634)	(56,585,545)	(87,004,892)
Net increase (decrease)	3,768,990	15,495,234	$51,457,185	$199,811,461
Class I
Shares sold	182,989	388,901	$ 2,481,133	$ 4,991,951
Reinvestment of distributions	11,419	42,975	147,422	546,405
Shares redeemed	(123,848)	(285,330)	(1,680,041)	(3,653,854)
Net increase (decrease)	70,560	146,546	$948,514	$1,884,502
Class Z
Shares sold	15,358	31,273	$207,921	$404,838
Reinvestment of distributions	763	2,942	9,907	37,583
Shares redeemed	(13,978)	(6,619)	(193,033)	(87,321)
Net increase (decrease)	2,143	27,596	$24,795	$355,100
Class Z6
Shares sold	-	278,652	$ -	$3,420,657
Reinvestment of distributions	-	2,458	-	30,500
Shares redeemed	-	(3,978,836)	-	(49,976,883)
Net increase (decrease)	-	(3,697,726)	$-	$(46,525,726)
Premier Class
Shares sold	5,894,812	11,791,794	$80,800,836	$154,087,075
Reinvestment of distributions	153,302	567,050	1,991,397	7,248,770
Shares redeemed	(1,292,297)	(1,863,782)	(18,013,701)	(24,170,295)
Net increase (decrease)	4,755,817	10,495,062	$64,778,532	$137,165,550
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	157,440	232,921	$2,219,453	$3,090,420
Reinvestment of distributions	3,133	13,285	41,632	173,615
Shares redeemed	(46,345)	(93,185)	(644,209)	(1,228,720)
Net increase (decrease)	114,228	153,021	$1,616,876	$2,035,315
Class M
Shares sold	12,236	22,321	$170,857	$296,306
Reinvestment of distributions	400	1,374	5,301	17,912
Shares redeemed	(3,102)	(10,824)	(44,328)	(141,996)
Net increase (decrease)	9,534	12,871	$131,830	$172,222
Class C
Shares sold	21,987	47,278	$300,291	$617,258
Reinvestment of distributions	740	2,349	9,688	30,293
Shares redeemed	(9,812)	(17,678)	(129,387)	(231,005)
Net increase (decrease)	12,915	31,949	$180,592	$416,546
Fidelity Freedom Blend 2065 Fund
Shares sold	1,091,430	2,254,600	$15,597,647	$30,500,704
Reinvestment of distributions	17,716	31,590	237,399	415,717
Shares redeemed	(291,783)	(253,119)	(4,199,922)	(3,403,830)
Net increase (decrease)	817,363	2,033,071	$11,635,124	$27,512,591
Class K
Shares sold	117,804	441,460	$1,655,715	$5,802,115
Reinvestment of distributions	2,575	12,042	34,612	158,787
Shares redeemed	(136,999)	(147,072)	(1,743,248)	(1,994,154)
Net increase (decrease)	(16,620)	306,430	$(52,921)	$3,966,748
Class K6
Shares sold	4,060,119	8,621,210	$57,972,777	$115,607,345
Reinvestment of distributions	88,630	355,682	1,191,193	4,695,896
Shares redeemed	(1,623,599)	(2,489,542)	(23,347,315)	(33,623,273)
Net increase (decrease)	2,525,150	6,487,350	$35,816,655	$86,679,968
Class I
Shares sold	111,350	214,001	$1,556,464	$2,856,533
Reinvestment of distributions	2,964	11,306	39,748	148,970
Shares redeemed	(38,142)	(85,821)	(557,184)	(1,158,217)
Net increase (decrease)	76,172	139,486	$1,039,028	$1,847,286
Class Z
Shares sold	16,983	35,345	$241,170	$478,051
Reinvestment of distributions	364	1,610	4,901	21,286
Shares redeemed	(7,004)	(7,886)	(98,442)	(107,029)
Net increase (decrease)	10,343	29,069	$147,629	$392,308
Class Z6
Shares sold	-	104,216	$ -	$1,326,118
Reinvestment of distributions	-	2,766	-	35,546
Shares redeemed	-	(962,120)	-	(12,512,801)
Net increase (decrease)	-	(855,138)	$-	$(11,151,137)
Premier Class
Shares sold	2,616,990	3,832,552	$37,236,186	$51,835,229
Reinvestment of distributions	34,634	135,115	465,486	1,783,497
Shares redeemed	(435,163)	(500,813)	(6,326,558)	(6,734,867)
Net increase (decrease)	2,216,461	3,466,854	$31,375,114	$46,883,859
Fidelity Freedom Blend 2070 FundB
Class A
Shares sold	11,882	7,366	$132,316	$74,793
Reinvestment of distributions	6	81	59	830
Shares redeemed	(572)	(9)	(6,396)	(94)
Net increase (decrease)	11,316	7,438	$125,979	$75,529
Class M
Shares sold	2,757	5,301	$27,791	$53,150
Reinvestment of distributions	5	60	52	618
Shares redeemed	(106)	(3)	(1,210)	(30)
Net increase (decrease)	2,656	5,358	$26,633	$53,738
Class C
Shares sold	714	5,419	$7,877	$54,397
Reinvestment of distributions	4	48	39	494
Shares redeemed	(15)	-	(180)	-
Net increase (decrease)	703	5,467	$7,736	$54,891
Fidelity Freedom Blend 2070 Fund
Shares sold	138,883	130,017	$1,494,704	$1,360,647
Reinvestment of distributions	238	250	2,483	2,558
Shares redeemed	(5,159)	(4,118)	(57,993)	(42,974)
Net increase (decrease)	133,962	126,149	$1,439,194	$1,320,231
Class K
Shares sold	20,656	21,019	$228,075	$217,504
Reinvestment of distributions	29	127	306	1,301
Shares redeemed	(2,264)	(420)	(25,707)	(4,410)
Net increase (decrease)	18,421	20,726	$202,674	$214,395
Class K6
Shares sold	985,890	636,210	$11,160,174	$6,639,652
Reinvestment of distributions	877	1,670	9,150	17,064
Shares redeemed	(199,670)	(117,913)	(2,291,185)	(1,221,007)
Net increase (decrease)	787,097	519,967	$8,878,139	$5,435,709
Class I
Shares sold	28,972	13,358	$321,401	$137,492
Reinvestment of distributions	14	106	147	1,079
Shares redeemed	(1,735)	(435)	(19,839)	(4,580)
Net increase (decrease)	27,251	13,029	$301,709	$133,991
Class Z
Shares sold	9,475	5,000	$102,802	$50,002
Reinvestment of distributions	3	74	36	760
Shares redeemed	-	-	-	(2)
Net increase (decrease)	9,478	5,074	$102,838	$50,760
Premier Class
Shares sold	276,893	157,086	$3,090,793	$1,644,304
Reinvestment of distributions	251	656	2,618	6,704
Shares redeemed	(27,581)	(4,531)	(298,154)	(47,490)
Net increase (decrease)	249,563	153,211	$2,795,257	$1,603,518

A Share transactions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
B For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	14%	20%	17%	-%	-%	-%
Fidelity Series Government Bond Index Fund	14%	20%	17%	-%	-%	-%
Fidelity Series International Index Fund	-%	-%	12%	14%	14%	13%
Fidelity Series Investment Grade Securitized Fund	14%	20%	17%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	-%	12%	15%	15%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Blue Chip Growth Fund	21%

Fidelity Series Corporate Bond Fund	70%
Fidelity Series Government Bond Index Fund	70%
Fidelity Series International Index Fund	87%
Fidelity Series Investment Grade Securitized Fund	70%
Fidelity Series Large Cap Growth Index Fund	89%
Fidelity Series Large Cap Value Index Fund	35%
Fidelity Series Small Cap Core Fund	51%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Blend Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Blend Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Blend 2005 Fund	21,665,079	(163,579)
Class A			572,909	58,580	.9986809816
Class M			23,274	2,382	1.0026100307
Class C			53,959	5,586	1.0060041408
Fidelity Freedom Blend 2005 Fund			945,880	96,617	1.0007660878
Class K			207,335	21,178	1.0064759959
Class K6			10,297,550	1,051,838	1.0021859040
Class I			233,567	23,858	1.0030745659
Premier Class			9,348,777	954,930	1.0003268641

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	108,822,811	130,506,062

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$4,320,060
Total net realized gain (loss)	(66,424)
Total change in net unrealized appreciation (depreciation)	3,115,744
Net increase (decrease) in net assets resulting from operations	$7,369,380

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Freedom Blend Income Fund Statement of Operations since June 14, 2024.
13. Prior Fiscal Year Reorganization Information.
On January 10, 2025, each respective Acquiring Fund - Fidelity Freedom Blend acquired all of the assets and assumed all of the liabilities of each respective Fidelity Simplicity RMD Fund listed in the below table ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by each Acquired Funds were the primary assets acquired by each Acquiring Fund - Fidelity Freedom Blend. The acquisition was accomplished by an exchange of Acquiring Fund - Fidelity Freedom Blend for corresponding shares then outstanding of each Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Acquired Funds and shares issued by each Acquiring Fund - Fidelity Freedom Blend were recorded at fair value; however, the cost basis of the investments received from each Acquired Fund were carried forward and will be utilized for purposes of each Acquiring Fund's - Fidelity Freedom Blend ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Simplicity RMD Income Fund	26,758,013	(110,256)	26,772,177	2,765,723	5.6837913223
Fidelity Simplicity RMD 2010 Fund	9,376,762	35,602	9,381,083	951,428	5.2472008114
Fidelity Simplicity RMD 2015 Fund	16,744,414	243,913	16,750,641	1,666,730	5.8860298507
Fidelity Simplicity RMD 2020 Fund	42,780,112	501,695	42,792,278	4,114,643	5.9231826923
Fidelity Simplicity RMD 2025 Fund	10,021,323	170,582	10,023,316	930,670	1.0354874652
Fidelity Simplicity RMD 2030 Fund	588,567	26,914	588,662	53,033	.9443423423

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	132,530,581	159,302,758
Fidelity Freedom Blend 2010 Fund	92,695,669	102,076,752
Fidelity Freedom Blend 2015 Fund	235,816,940	252,567,581
Fidelity Freedom Blend 2020 Fund	827,236,903	870,029,181
Fidelity Freedom Blend 2025 Fund	1,889,777,273	1,899,800,589
Fidelity Freedom Blend 2030 Fund	2,823,567,604	2,824,156,266

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Acquiring Fund	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom Blend Income Fund	4,952,493	(901,596)	3,721,680	7,772,577
Fidelity Freedom Blend 2010 Fund	3,198,826	292,064	1,949,346	5,440,236
Fidelity Freedom Blend 2015 Fund	7,259,527	1,606,968	2,902,667	11,769,162
Fidelity Freedom Blend 2020 Fund	23,732,490	8,967,282	7,215,708	39,915,480
Fidelity Freedom Blend 2025 Fund	47,543,905	16,621,636	15,883,096	80,048,637
Fidelity Freedom Blend 2030 Fund	66,028,304	32,669,543	13,628,876	112,326,723

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's Statement of Operations since January 10, 2025.
14. Proposed Reorganization.
The Board of Trustees of each Acquired Fund approved an Agreement and Plan of Reorganization (the Agreement) between each Acquired Fund and each respective Acquiring Fund. Each agreement provides for the transfer of all the assets and the assumption of all the liabilities of each Acquired Fund in exchange for corresponding shares of each respective Acquiring Fund equal in value to the net assets of each Acquired Fund on the day the reorganization is effective. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with similar investment objectives.

Acquired Fund	Acquiring Fund
Fidelity Managed Retirement Income Fund	Fidelity Freedom Blend Retirement Fund
Fidelity Managed Retirement 2010 Fund	Fidelity Freedom Blend Retirement Fund
Fidelity Managed Retirement 2015 Fund	Fidelity Freedom Blend 2010 Fund
Fidelity Managed Retirement 2020 Fund	Fidelity Freedom Blend 2015 Fund
Fidelity Managed Retirement 2025 Fund	Fidelity Freedom Blend 2020 Fund
Fidelity Managed Retirement 2030 Fund	Fidelity Freedom Blend 2025 Fund
Fidelity Managed Retirement 2035 Fund	Fidelity Freedom Blend 2030 Fund

A meeting of shareholders of the Acquired Funds is expected to be held during the second quarter of 2026 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2026. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Freedom Blend Income Fund
Fidelity Freedom Blend 2010 Fund
Fidelity Freedom Blend 2015 Fund
Fidelity Freedom Blend 2020 Fund
Fidelity Freedom Blend 2025 Fund
Fidelity Freedom Blend 2030 Fund
Fidelity Freedom Blend 2035 Fund
Fidelity Freedom Blend 2040 Fund
Fidelity Freedom Blend 2045 Fund
Fidelity Freedom Blend 2050 Fund
Fidelity Freedom Blend 2055 Fund
Fidelity Freedom Blend 2060 Fund
Fidelity Freedom Blend 2065 Fund
Fidelity Freedom Blend 2070 Fund
At its May 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (each, an Amended Contract) for each fund to decrease the management fee rates of each class of certain funds paid to Fidelity Management & Research Company LLC (FMR), each fund's investment adviser, by up to 2 basis points. The Board also voted to approve an amended and restated expense contract between FMR and each fund (each, an Amended Expense Contract) to obligate FMR to pay any class level expenses so that ordinary operating expenses incurred by Class K6 and Premier Class, with certain limited exceptions, will be reduced by up to 5 basis points for certain funds. The Board also noted that the Amended Contracts and the Amended Expense Contracts would each be effective June 1, 2025. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the funds in connection with the annual renewal of each fund's current management contract (each, a Current Management Contract). At its September 2024 meeting, the Board concluded that the nature, extent and quality of services provided to each fund under its Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contracts and Amended Expense Contracts at its May 2025 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the funds under the Amended Contracts and Amended Expense Contracts will continue to benefit each fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2024 meeting that the current management fee and total expenses of each class of the funds are fair and reasonable in light of the services that the class receives and other factors considered. In its review of the proposed management fee rate under the Amended Contracts, the Board considered that the proposed management fee rate for each class of certain funds is lower by up to 2 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay all operating expenses, with certain limited exceptions, under the management contract and that the proposed expense contract rate under the Amended Expense Contracts for Class K6 and Premier Class is lower by up to 5 basis points for certain funds.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class.
Based on its review, the Board concluded that the management fee and the total expense ratio of each class of each fund continue to be fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the funds was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded at its September 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the management fee of each class of certain funds. The Board will continue to review economies of scale in connection with future renewals of each Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances, and that each fund's Amended Contract should be approved through September 30, 2025.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Freedom Blend Income Fund
Fidelity Freedom Blend 2010 Fund
Fidelity Freedom Blend 2015 Fund
Fidelity Freedom Blend 2020 Fund
Fidelity Freedom Blend 2025 Fund
Fidelity Freedom Blend 2030 Fund
Fidelity Freedom Blend 2035 Fund
Fidelity Freedom Blend 2040 Fund
Fidelity Freedom Blend 2045 Fund
Fidelity Freedom Blend 2050 Fund
Fidelity Freedom Blend 2055 Fund
Fidelity Freedom Blend 2060 Fund
Fidelity Freedom Blend 2065 Fund
Fidelity Freedom Blend 2070 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract, and each fund's Advisory Contract collectively, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the funds' Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered FMR's implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, or reports it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with Fidelity the reasons for such underperformance. For each of Fidelity Freedom Blend Income Fund and Fidelity Freedom Blend 2010 Fund, the fund underperformed its benchmark index and peers for the one- and three-year periods ended January 31, 2025, and as a result, the Board continues to engage in discussions with FMR regarding the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peers for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered each fund's class-level management fee rates under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement for each fund. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). For each fund, data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the representative class (Class K6) of each fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons for Class K6 of each fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class K6 of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class K6 of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
For each fund, except Fidelity Freedom Blend 2045 Fund and Fidelity Freedom Blend 2050 Fund, the information provided to the Board indicated that the management fee rate of Class K6 of each fund ranked below the competitive median of the total peer group for 2024. For Fidelity Freedom Blend 2045 Fund and Fidelity Freedom Blend 2050 Fund, the information provided to the Board indicated that the management fee rate of Class K6 of each fund ranked above the competitive median of the total peer group for 2024. The information provided to the Board indicated that the management fee rate of Class K6 of each fund ranked above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of Class K6 of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses of the Series Funds) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The competitor total expense comparison includes the acquired fund fees and expenses of the underlying funds.
The Board noted that, effective June 1, 2025, Fidelity reduced the management fee and expense contract rates for certain classes and vintages of the funds and that the information provided to the Board reflected these new rates.
The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.
The Board noted that a different unitary fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.
The Board considered information about the reasons that certain classes of the funds were in the 3rd or 4th quartile for total expense ratio comparisons. The Board considered that the total expenses for Class M of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class M has a 0.50% 12b-1 fee, which is comparable to competing Class R shares (which typically have no sales loads but charge higher 12b-1 fees) that are designed specifically for retirement plans. The Board further noted that Lipper classifies Class R shares as institutional load as they do not have sales loads, and thus they are not included in the same total peer group as the Class M shares in the competitive comparisons.
The Board also considered that the total expenses for Class C of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
The Board also considered that the total expenses for Class I of certain funds ranked in the 3rd or 4th quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of Class K6 and Premier Class shares to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees (for each fund) and, for Class K6, by a vote of a majority of the outstanding voting securities of the class (for each fund, except Freedom Blend 2065 Fund and Freedom Blend 2070 Fund).
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the funds, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of each fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contract should be renewed through September 30, 2026.

1.9890345.107
FBF-SANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025